UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 397-1122

Date of fiscal year end:  July 31

Date of reporting period:  January 31, 2013

Item 1:  Report to Shareholders.

Semi-Annual Report
January 31, 2013

All Asset Fund
Dividend & Income Builder Fund
Emerging Markets Opportunities Fund
European Focus Fund
Global Equity Income Fund
Global Technology Fund
International Opportunities Fund
World Select Fund (formerly Global Leaders Fund)

Table of contents

Letter to shareholders	1
All Asset Fund
Commentary	2
Performance summary	3
Dividend & Income Builder Fund
Commentary	4
Performance summary	5
Emerging Markets Opportunities Fund
Commentary	6
Performance summary	7
European Focus Fund
Commentary	8
Performance summary	9
Global Equity Income Fund
Commentary	10
Performance summary	11
Global Technology Fund
Commentary	12
Performance summary	13
International Opportunities Fund
Commentary	14
Performance summary	15
World Select Fund (formerly Global Leaders Fund)*
Commentary	16
Performance summary	17
Portfolios of investments	18
Statements of assets and liabilities	44
Statements of operations	48
Statements of changes in net assets	50
Statements of changes - capital stock activity	58
Financial highlights	66
Notes to financial statements	78
Other information	97

International investing involves certain risks and increased volatility not associated with investing solely in the US. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. The Funds may invest in securities issued by smaller companies, which typically involves greater risk than investing in larger companies. Also, the Funds may invest in limited geographic areas and/or sectors which may result in greater market volatility. This risk is heightened in investments in emerging markets. In addition some of the Funds may invest in derivatives. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses.

The All Asset Fund invests in a smaller number of securities than the average mutual fund and the change in value of a single holding may have a more pronounced effect on the Fund’s net asset value and performance. The Fund may invest in derivatives and commodities. Investing in commodities entails additional risks including instability regarding control and jurisdiction of governments, international companies and other entities. Asset allocation strategies do not assure profit nor protect against loss. The Fund may be subject to frequent trading which may result in a turnover rate of 100% or more. The Fund is subject to investment company and pooled vehicles risk, allocation risk, leverage risk, interest rate risk and high yield securities risk. An investment in pooled vehicles, including closed-end funds, trusts, and exchange-traded funds (“ETFs”), may involve paying a premium at the time of purchase or receiving a discounted price at the time of sale. The Fund (and indirectly its shareholders) is responsible for a proportional share of the underlying investment company’s expenses, in addition to its own. Investments in high yield securities may offer more attractive returns than higher-rated securities, but the potentially higher yield is a function of the greater risk that a particular security may default.

The Dividend & Income Builder Fund invests in a smaller number of securities than the average mutual fund and the change in value of a single holding may have a more pronounced effect on the Fund’s net asset value and performance. The Fund may invest in illiquid securities and is subject to investment company and pooled vehicles risk, interest rate risk, credit/default risk and high yield securities risk. An investment in pooled vehicles, including closed-end funds, trusts, and ETFs, may involve paying a premium at the time of purchase or receiving a discounted price at the time of sale. The Fund (and indirectly its shareholders) is responsible for a proportional share of the underlying investment company’s expenses, in addition to its own. The Fund’s share price and yield will be affected by interest rate movements, with bond prices generally moving in the opposite direction from interest rates. During periods of rising interest rates, the value of a bond investment is at greater risk than during periods of stable or falling rates. The Fund may be subject to frequent trading which may result in a turnover rate of 100% or more. Credit risk refers to the bond issuer’s ability to make timely payments of principal and interest. Investments in high yield securities may offer more attractive returns than higher-rated securities, but the potentially higher yield is a function of the greater risk that a particular security may default.

Technology companies may react similarly to certain market pressure and events. This may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the Global Technology Fund’s returns may be considerably more volatile than a fund that does not invest in technology companies.

The views in this report were those of the Funds’ Portfolio Managers as of January 31, 2013, and may not reflect the views of the portfolio managers on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

* As of December 20, 2012, the Global Leaders Fund has changed its name to the World Select Fund.

Henderson Global Funds	Letter to shareholders

Dear shareholder,

We are pleased to provide the Semi-Annual report for the Henderson All Asset, Dividend & Income Builder, Emerging Markets Opportunities, European Focus, Global Equity Income, Global Technology, International Opportunities and World Select Funds, which covers the six months ended January 31, 2013.

Global risk appetite strengthened into the end of 2012 and the beginning of 2013, and investors seem to have started the new year in a more optimistic mood based on increasing confidence about the economic outlook. January showed positive returns in many areas as generally improving economic data dovetailed with more encouraging political news flow.

While the US economy contracted by an annualized rate of 0.1% in the fourth quarter, real consumer spending, which accounts for more than two-thirds of US economic activity, climbed to 2.2%, helped by a slower rate of inflation. There were also notable signs of further recovery in the housing market, where 2012 existing home sales rose to their highest level in five years.

In Europe, a sense of easing tensions prevailed towards the end of 2012 as European policy uncertainty decreased and European leaders agreed to a limited banking union to be introduced in 2014. Credit rating agency Standard & Poor’s upgraded Greek bonds from “junk” to B-, while €39.5 billion of aid was agreed for Spanish banks. However, there are still considerable challenges for the region, not least of which is how to grow the economy given the headwind of austerity packages.

In Asia, China’s HSBC Manufacturing Purchasing Managers’ Index produced a 51.5 reading for December, the highest since May 2011, while the new leadership pledged to stabilize exports and boost urbanization. Chinese gross domestic product rose 7.9% in the fourth quarter from a year earlier, suggesting growth is stabilizing following a two-year slowdown. Japan’s general election was won by the Liberal Democratic Party’s Shinzo Abe, paving the way for a more expansionary fiscal and monetary policy stance. This news was welcomed by the markets and the yen weakened against the US dollar, boding well for Japanese exports.

Looking ahead, 2013 may offer a more upbeat environment for investors as leading indicators signal a possible return of global growth over the next year. Companies have continued to repair their balance sheets, cash balances are strong and we would expect dividend payments to continue to rise. Additionally, consumer confidence is starting to return to levels not seen in over four years, partly due to the stabilization of the housing market. But we believe the largest driver of market direction in 2013 will be the extent to which the global economy can recover, which remains to be seen.

At Henderson we remain focused on seeking attractive global investment opportunities that can bring value to our clients’ portfolios. Now, as much as ever, we believe the “Henderson Difference” is a key factor in helping to create funds that are truly differentiated from the competition. We look forward to serving your financial needs in the years to come, and we appreciate your trust in and support of our Funds.

James G. O’Brien
President, Henderson Global Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free Prospectus, which contains this and other important information about the Funds, visit www.hendersonglobalinvestors.com. The Prospectus should be read carefully before investing.

Henderson Global Funds	Commentary

Henderson All Asset Fund

Events over the six months ended January 31, 2013 were dominated by personalities and politics. When investors became concerned that European politicians were not doing enough to contain the Eurozone crisis, and that global growth would falter, central bankers around the world took decisive action to deploy further quantitative easing (QE). European Central Bank president Draghi, triggered a turnaround in market sentiment when the Outright Monetary Transactions bond-buying program was announced in September. This has largely been credited with removing much of the economic tail risk associated with the Eurozone. The US Federal Reserve was also a key market mover when it began to offer potentially unlimited QE within a continually low interest rate environment.

All Asset Fund
Top 10 long-term holdings*
(at January 31, 2013)

As a percentage
Security	of net assets
PIMCO Total Return ETF	5.2%
Legg Mason BW Global
Opportunities Bond Fund	4.4
MSIF Multi-Asset Portfolio	4.0
iShares MSCI Pacific
ex-Japan Index Fund	4.0
Vanguard Dividend
Appreciation ETF	3.9
iShares iBoxx Investment
Grade Corporate
Bond Fund	3.3
SPDR S&P 500 ETF Trust	3.1
PIMCO Enhanced Short
Maturity ETF	3.0
Sprott Physical Gold Trust	3.0
PowerShares International
Dividend Achievers
Portfolio	2.8

In January, growing optimism on the economic outlook was driven by better than expected economic data and equity markets rallied. The S&P 500 Index rose to its five-year intra-day high on upbeat earnings announcements. Japan also made gains as the Bank of Japan adopted a 2% inflation target and introduced an ‘open ended’ asset purchase plan in an attempt to fight deflation. Data from Europe and China support an improving global growth outlook. Markit’s Flash Purchasing Managers Index for the Eurozone rose in December beating expectations; the region continues to contract but at a slower rate.

For the reporting period ended January 31, 2013, the Fund returned 5.32% (Class A at NAV) versus the benchmark 3-Month LIBOR USD which posted a return of 0.21%. Strong contribution to returns was from the allocation to private equity, in particular Graphite Enterprise Trust, as well as the Fund’s allocation to absolute return funds. In addition, exposure to Asia Pacific equities was beneficial as the iShares MSCI Pacific ex-Japan Index Fund finished the year strongly. The allocation to Japanese equities was a minor detractor.

Over the period the Fund increased its exposure to equities as economic data in both the US and China improved. However, after strong performance from equity markets the Fund took some profit at the end of the period by reducing the positions in Euro STOXX and Hang Seng futures. These proceeds were invested in the PIMCO Short Maturity ETF, an actively managed exchange traded fund that seeks greater income potential than money market funds by investing primarily in short duration investment grade debt securities.

Given the improvement in the economic environment, though remaining somewhat cautious, the Fund’s allocation at the end of the period reflects that view with allocations to equities at 46.1%, absolute return funds at 12.8%, bonds at 27.3%, commodities at 3.0%, private equity at 2.7% and a net cash position of 8.1%.

Investors’ risk appetite has increased considerably as the global growth outlook improves. We could see short term volatility in markets caused by US corporate earnings announcements and pending decisions on the unresolved US debt ceiling. Worries of a hard landing in China may fade as the economy may be showing early signs of changing its growth model to focus more on its domestic economy. Better than expected data and the removal of extreme risks from the Eurozone suggest we could see growth in the region resume later this year.

* For further detail about these holdings, please refer to the section entitled “Portfolios of investments.” Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Henderson Global Funds	Performance summary

Henderson All Asset Fund

Portfolio composition by country	Portfolio composition by sector
(as a % of long-term investments)	(as a % of long-term investments)

Investment comparison
Value of $10,000

Total returns as of January 31, 2013

			Since
	NASDAQ	Six	inception
At NAV	symbol	months	(3/30/2012)
Class A	HGAAX	5.32%	4.59%
Class C	HGACX	4.96	4.01
Class I	HGAIX	5.44	4.81
With sales charge
Class A		-0.77%	-1.43%
Class C		3.96	3.01
Index
3-month LIBOR USD		0.21%	0.38%
MSCI World Index		13.77	9.66

Performance data quoted represents past performance and is no guarantee of future results. Performance results with sales charges reflect the deduction of the maximum front-end sales charge or the deduction of the applicable contingent deferred sales charge (“CDSC”). Class A shares are subject to a maximum front-end sales charge of 5.75%. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratios (gross) for Class A, C and I shares are estimated to be 2.54%, 4.90% and 1.82%, respectively, for the Fund’s first full fiscal year. However, the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total ordinary operating expenses do not exceed 1.65%, 2.40% and 1.40% for Class A, C and I shares, respectively, which is in effect until July 31, 2015. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds’ website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during periods shown. Absent these waivers, results would have been less favorable. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund’s inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. 3-Month LIBOR (London Interbank Offered Rate) USD is the interest rate participating banks offer to other banks for loans on the London market. The Fund is professionally managed while the Index is unmanaged and not available for investment and does not include fees, expenses or other costs. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Henderson Global Funds	Commentary

Dividend & Income Builder Fund

The reporting period was a positive one for global equity markets. Investors found confidence on the back of strong moves from both the European Central Bank and the US Federal Reserve (the Fed) during the late summer months. This improved sentiment continued through the end of the year and into the beginning of 2013 as the avoidance of the US “fiscal cliff” and further improvements in economic data buoyed markets. In China, the manufacturing sector continued its reacceleration as HSBC Purchasing Managers’ Index data reached a two-year high, while in Japan equities rose sharply on news that the Bank of Japan may begin more aggressively easing monetary policy in order to target a 2% inflation rate. Monetary policymakers also signalled their commitment to sustain the global economic recovery. In the US, for example, the Fed set an explicit unemployment rate target of 6.5%, while in Australia the Reserve Bank of Australia cut interest rates to 3% in order to offset a slowdown in the mining sector.

Dividend & Income Builder Fund
Top 10 long-term holdings*
(at January 31, 2013)

As a percentage
Security	of net assets
Roche Holding AG	0.7%
Medtronic, Inc.	0.7
Asustek Computer, Inc.	0.6
General Electric Co.	0.6
Shanghai Industrial
Holdings, Ltd.	0.6
Standard Life plc	0.5
Pfizer, Inc.	0.5
Texas Instruments, Inc.	0.5
BASF SE	0.5
Novartis AG	0.5

The Fund commenced operations on August 1, 2012. For the reporting period ended January 31, 2013, the Fund returned 11.26% (Class A at NAV) versus the benchmark, MSCI World Index, which posted a return of 13.98%. The Fund also met its income objectives over the period, paying its first dividend in December. Performance was largely driven by positive stock selection in Northern Europe, the UK and Australia. By sector the Fund benefitted from holdings in financials (insurance and securities exchanges), particularly NYSE Euronext, which received a bid approach from IntercontinentalExchange, causing the shares to rise over 30% on the day of the bid.

Following the Fund launch, assets were invested in a broadly allocated portfolio with the potential for capital and income growth. Notable overweight sectors include food and beverages, where we see value in their global brands and emerging market exposure. The Fund is also overweight in the telecommunications sector as we are positive on operators’ ability to extract value from increased data usage by smartphones and tablets over the long term. The Fund is currently underweight the materials sector, as the falling iron ore price may necessitate further earnings downgrades.

Toward the end of the period a new position was added in Mattel; for a global consumer brands company they trade on an attractive valuation with potential for strong earnings (and dividend) growth. A new position was also added in Toll Holdings, an Australian delivery and logistics provider, following an encouraging meeting with management where it was felt that their potential for organic growth is not reflected in the current valuation.

2013 began strongly in terms of dividend growth, with many companies in the portfolio declaring above inflation dividend increases. Wells Fargo, for example, recently increased their quarterly dividend payment by 14%, while Roche, an already high yielding pharmaceutical company, increased their annual dividend by 8%. This increase in dividends is a trend we expect to continue through the year, as companies signal the strength of their balance sheet and confidence in the economic outlook.

* For further detail about these holdings, please refer to the section entitled “Portfolios of investments.” Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Henderson Global Funds	Performance summary

Dividend & Income Builder Fund

Portfolio composition by country	Portfolio composition by sector
(as a % of long-term investments)	(as a % of long-term investments)

Investment comparison
Value of $10,000

Total returns as of January 31, 2013
		Since
	NASDAQ	inception
At NAV	symbol	(8/1/2012)
Class A	HDAVX	11.26%
Class C	HDCVX	10.86
Class I	HDIVX	11.38
With sales charge
Class A		5.66%
Class C		9.86
Index
MSCI World Index		13.98%

Performance data quoted represents past performance and is no guarantee of future results. Performance results with sales charges reflect the deduction of the maximum front-end sales charge or the deduction of the applicable contingent deferred sales charge (“CDSC”). Class A shares are subject to a maximum front-end sales charge of 5.00%. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratios (gross) for Class A, C and I shares are estimated to be 1.73%, 2.48% and 1.48%, respectively, for the Fund’s first full fiscal year. However, the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total ordinary operating expenses do not exceed 1.30%, 2.05% and 1.05% for Class A, C and I shares, respectively, which is in effect until July 31, 2015. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds’ website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during periods shown. Absent these waivers, results would have been less favorable. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund’s inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Fund is professionally managed while the Index is unmanaged and not available for investment and does not include fees, expenses or other costs. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Henderson Global Funds	Commentary

Emerging Markets Opportunities Fund

Global markets were strong over the period and finished the quarter in particularly positive fashion as concerns about the global economy abated following new support measures from the Federal Reserve and the European Central Bank.

In Asia data remained mixed but investors were encouraged by signs of a bottoming out in economic growth in China and the continued resilience of Southeast Asian economies with respect to problems elsewhere in the world.

Latin American equities also rallied though they lagged other emerging market regions. A disappointing Gross Domestic Product report in Brazil led to weakness before intervention by the central bank and the announcement of the extension of tax breaks led to a recovery at year end. This was further aided by an improving outlook for growth in China which led to a rally in commodity prices. Mexico continued to perform well, with the inauguration of the new President bringing optimism regarding reforms that will improve Mexico’s long term economic growth potential.

Emerging Markets
Opportunities Fund
Top 10 long-term holdings*
(at January 31, 2013)

As a percentage
Security	of net assets
GT Capital Holdings, Inc.	2.8%
Tata Motors, Ltd., ADR	2.8
CITIC Securities Co.,
Ltd., Class H	2.6
Samsung Electronics
Co., Ltd.	2.6
BM&FBoveSpA S.A.	2.6
Grupo Mexico S.A.B. de
C.V., Series B	2.5
DLF, Ltd.	2.4
Sands China, Ltd.	2.4
China Life Insurance Co.,
Ltd., Class H	2.3
Lenovo Group, Ltd.	2.3

For the reporting period ended January 31, 2013, the Fund returned 15.11% (Class A at NAV) versus the benchmark MSCI Emerging Markets Index which posted a return of 13.23%. The Fund’s positive performance was driven by holdings in both the Latin America (led by Mexico) and Asia (led by China) sub-portfolios with consumer financials and discretionary holdings performing the strongest. Examples include Macau casino operator Sands China, Indian auto manufacturer Tata Motors, and Mexican fast food franchise Alsea and financial Grupo Banorte. Disappointing performance in the EMEA (Europe, Middle East and Africa) sub-portfolio continued on the back of the Fund’s overweight position in the basic resources and energy sectors, particularly in Africa, including holdings African Petroleum and RusPetro.

Over the period the Fund decreased its allocation to EMEA, using the cash proceeds for re-allocation to Latin American investments in the early part of the period as risk-appetite improved. Asia remained even-weighted with the index. In Asia the Fund continued to have a strong bias to shares focused on the domestic consumer with companies such as China Life Insurance, South Korean smartphone game producer Gamevil and Yes Bank in India. In Latin America the Fund increased its weighting in Mexico to an overweight as well as introducing Panama and Peru into the portfolio. New holdings included Mexican bank Grupo Mexico, Credit Corp in Peru and Copa Airlines in Panama. In the EMEA sub-portfolio, we made no changes to the overall theme and remain overweight commodity-related equities such as International Petroleum in Kazakhstan, South African coal producer Ncondezi Coal and African Minerals. However, at the tail end of the period, the EMEA sub-portfolio began refreshing its holdings list for a more diversified portfolio.

We believe that 2013 looks fair for returns in emerging markets equities, after a surprisingly strong 2012. In our opinion, valuations across emerging markets still look reasonable. Government policies are also broadly more supportive than they have been in 2012 while the external environment, certainly at the beginning of the year, looks more positive.

* For further detail about these holdings, please refer to the section entitled “Portfolios of investments.” Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Henderson Global Funds	Performance summary

Emerging Markets Opportunities Fund

Portfolio composition by country	Portfolio composition by sector
(as a % of long-term investments)	(as a % of long-term investments)

Investment comparison
Value of $10,000

Total returns as of January 31, 2013
				Since
	NASDAQ	Six	One	inception
At NAV	symbol	months	year	(12/31/2010)*
Class A	HEMAX	15.11%	11.34%	-3.22%
Class C	HEMCX	14.72	10.65	-3.91
Class I	HEMIX	15.36	11.72	-2.95
With sales charge
Class A		-0.77%	4.97%	-5.92%
Class C		3.96	10.65	-3.91
Index
MSCI Emerging Markets Index		13.23%	8.01%	0.57%

* Average annual return.

Performance data quoted represents past performance and is no guarantee of future results. Due to the Fund’s relatively small asset base, performance may be impacted by IPOs to a greater degree than it may be in the future. IPO investments are not an integral component of the Fund’s investment process and may not be utilized to the same extent in the future. Performance results with sales charges reflect the deduction of the maximum front-end sales charge or the deduction of the applicable contingent deferred sales charge (“CDSC”). Class A shares are subject to a maximum front-end sales charge of 5.75%. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratios (gross) for Class A, C and I shares are estimated to be 2.52%, 3.24% and 2.17%, respectively. However, the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total ordinary operating expenses do not exceed 1.79%, 2.54% and 1.54% for Class A, C and I shares, respectively, which is in effect until July 31, 2015. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds’ website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during periods shown. Absent these waivers, results would have been less favorable. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund’s inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Fund is professionally managed while the Index is unmanaged and not available for investment and does not include fees, expenses or other costs. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Henderson Global Funds	Commentary

European Focus Fund

European equity markets rose strongly during the reporting period due to a significant decrease in European tail risk, initially on the back of European Central Bank (ECB) action and easing global monetary policy. A couple of events dominated market sentiment, most notably ECB President Draghi’s commitment to do “whatever it takes” and the almost unanimous agreement at the ECB to introduce Outright Monetary Transactions in early September. European markets reached new highs for the year in December and the latest aid deal for Greece added to the positive tone, as did the last-minute compromise bipartisan bill over the US “fiscal cliff” which calmed investors’ nerves. Initial fears over the resignation of Italian Prime Minister Mario Monti were eased when he announced that he will be seeking a second term with a coalition of centrist political parties. European equity markets started 2013 very strongly with all major indices making large gains. In contrast, ‘safe haven’ government bonds (German bund, UK Gilts and US Treasuries) all made losses during January; clear evidence that investors are beginning to shift from bonds into equities.

European Focus Fund
Top 10 long-term holdings*
(at January 31, 2013)

As a percentage
Security	of net assets
European Aeronautic
Defence and Space
Co. N.V.	4.5%
Renault S.A.	3.7
Straumann Holding AG	2.8
TNT Express N.V.	2.6
Svenska Cellulosa AB,
B Shares	2.6
Motor Oil (Hellas)
Corinth Refineries S.A.	2.5
G4S plc	2.5
Zhaikmunai LP, GDR	2.5
GKN plc	2.5
KBC Groep N.V.	2.4

For the reporting period ended January 31, 2013, the Fund returned 17.49% (Class A at NAV) versus the benchmark MSCI Europe Index which posted a return of 21.88%. The overweight exposure to consumer discretionary was the biggest positive driver of performance, while overweight exposures to energy and industrials were the main drag. The reduction in downside risk led to gains from higher beta positions such as Sky Deutschland, EADS, Svenska Cellulosa, Renault, Unicredit and AXA. However, many of the companies that drove the strong end-of-year performance struggled in January due to profit-taking and reversion to the mean. Stock specifics that hampered performance included Northland Resources which disappointed after an announcement of a significant fund-raising due to cost over-runs was negatively interpreted by the market. African Petroleum continued to sell off on little volume and limited news flow, and TNT Express’ price dropped after UPS indicated they would withdraw a €5.16 billion bid for TNT after European regulators moved to block the deal.

There were a number of opportunistic additions to the Fund including KBC Groep N.V., the Belgian banking and insurance group, which was added after an equity raise provided an attractive entry point and dramatically improved its capital position. A stake was added in Anheuser-Busch InBev, the Belgium based brewing company. We believe it is a very high quality company with high market share in a space that should offer stable earnings in a volatile market. Rio Tinto was added to gain exposure to the company’s various commodities, especially iron ore.

Markets have run fast and hard for a number of months and with imminent Italian elections, as well as an unresolved US debt ceiling, a period of consolidation should be expected. That said, investor sentiment is certainly warming to European equities and, despite a challenging start to the year, we feel well positioned and a number of key holdings are at interesting points of development and news flow.

* For further detail about these holdings, please refer to the section entitled “Portfolios of investments.” Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Henderson Global Funds	Performance summary

European Focus Fund

Portfolio composition by country	Portfolio composition by sector
(as a % of long-term investments)	(as a % of long-term investments)

Investment comparison
Value of $10,000

Total returns as of January 31, 2013
							Since
	NASDAQ	Six	One	Three	Five	Ten	inception
At NAV	symbol	months	year	years*	years*	years*	(8/31/2001)*
Class A	HFEAX	17.49%	9.67%	7.06%	2.94%	15.93%	15.94%
Class B	HFEBX	16.98	8.74	6.21	2.15	15.25	15.35
Class C	HFECX	17.04	8.79	6.23	2.16	15.07	15.09
Class I**	HFEIX	17.69	10.04	7.36	3.17	16.06	16.05
With sales charge
Class A		10.73%	3.34%	4.96%	1.73%	15.25%	15.35%
Class B		11.98	4.74	5.32	1.97	15.25	15.35
Class C		16.04	8.79	6.23	2.16	15.07	15.09
Index
MSCI Europe Index		21.88%	21.25%	8.05%	-0.45%	10.12%	6.39%

* Average annual return.

** Class I (formerly Class W) shares commenced operations on March 31, 2009. The performance for Class I shares for the period prior to March 31, 2009 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or a distribution fee.

Performance data quoted represents past performance and is no guarantee of future results. Performance results with sales charges reflect the deduction of the maximum front-end sales charge or the deduction of the applicable contingent deferred sales charge (“CDSC”). Class A shares are subject to a maximum front-end sales charge of 5.75%. Class B shares are subject to a CDSC, which declines from 5% the 1st year to 0% at the beginning of the 7th year. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratios (gross) for Class A, B, C and I shares are 1.53%, 2.36%, 2.32% and 1.21% respectively. As stated in the Statement of Additional Information (SAI), the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total ordinary operating expenses do not exceed 2.00%, 2.75%, 2.75% and 1.75% for Class A, B, C and I shares, respectively, which is in effect until July 31, 2020. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds’ website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable for certain periods. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund’s inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI Europe Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Fund is professionally managed while the Index is unmanaged and not available for investment and does not include fees, expenses or other costs. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Henderson Global Funds	Commentary

Global Equity Income Fund

Global equity markets rose throughout the period, bolstered by aggressive monetary policy interventions in Europe and the US. In Europe, the European Central Bank president outlined plans to begin large scale purchasing of short maturity government debt, while in the US, the Federal Reserve announced plans to undergo a third round of quantitative easing. While economic data remains mixed, markets are encouraged by the willingness of central banks to take concerted action.

Global Equity Income Fund
Top 10 long-term holdings*
(at January 31, 2013)

As a percentage
Security	of net assets
Total S.A.	3.4%
GlaxoSmithKline plc	2.9
Pfizer, Inc.	2.8
Rio Tinto plc	2.8
Siemens AG	2.7
ENI SpA	2.5
Merck & Co., Inc.	2.4
Verizon Communications, Inc.	2.4
BT Group plc	2.1
Zurich Insurance Group AG	2.0

Global equity markets continued to find confidence in risk assets during January as the US Congress reached a settlement to avoid the “fiscal cliff” and economic data showed further signs of improvement. In China, the HSBC Purchasing Managers’ Index estimate for January reached a two-year high, increasing confidence in a reacceleration in the manufacturing sector. In Japan, equities rose sharply following news that the Bank of Japan would target 2% inflation over the medium term.

For the reporting period ended January 31, 2013, the Fund returned 12.49% (Class A at NAV) versus the benchmark MSCI World Index which posted a return of 13.77%. The Fund also continued to meet its income objectives over the period through investments in income-producing equity securities. The Fund has made gains in both Europe and Asia, as well as in the multi-nationals listed in the UK. Insurance holdings in particular have been a very strong contributor to performance. The Fund has also benefitted from very low exposure to banks and an increased allocation to consumer services.

The Fund’s geographic exposure varied throughout the period in accordance with the investment process and regional rotation strategy. During the period we took advantage of market volatility to reduce positions in holdings that had performed well and/or paid annual dividends in order to invest in new positions where we saw the potential for better opportunities from income and capital growth over the medium term. During the period we grew cautiously optimistic on the prospects of the Eurozone and increased our position there.

2012 produced a significant total return for global equity markets, as improving economic data and solid results from companies offset on-going macroeconomic worries such as the Eurozone crisis and a slowdown in Asia. Despite this impressive total return, however, equity markets remain on attractive valuations relative to historic averages and continue to pay out high (and growing) dividends. Going into 2013, we expect dividends to rise above the rate of inflation as companies achieve sales and margin growth, and choose to pay out a higher percentage of earnings to shareholders.

* For further detail about these holdings, please refer to the section entitled “Portfolios of investments.” Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Henderson Global Funds	Performance summary

Global Equity Income Fund

Portfolio composition by country	Portfolio composition by sector
(as a % of long-term investments)	(as a % of long-term investments)

Investment comparison
Value of $10,000

Total returns as of January 31, 2013
						Since
	NASDAQ	Six	One	Three	Five	inception
At NAV	symbol	months	year	years*	years*	(11/30/06)*
Class A	HFQAX	12.49%	17.77%	9.25%	1.92%	2.95%
Class C	HFQCX	12.12	16.96	8.42	1.17	2.19
Class I**	HFQIX	12.62	18.06	9.52	2.15	3.13
With sales charge
Class A		6.03%	10.97%	7.09%	0.72%	1.97%
Class C		11.12	16.96	8.42	1.17	2.19
Index
MSCI World Index		13.77%	16.62%	10.87%	2.00%	2.16%
MSCI World High Dividend Yield Index		11.81	18.78	12.13	2.28	2.23

* Average annual return

** Class I (formerly Class W) shares commenced operations on March 31, 2009. The performance for Class I shares for the period prior to March 31, 2009 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or a distribution fee.

Performance data quoted represents past performance and is no guarantee of future results. Performance results with sales charges reflect the deduction of the maximum front-end sales charge or the deduction of the applicable contingent deferred sales charge (“CDSC”). Class A shares are subject to a maximum front-end sales charge of 5.75%. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratios (gross) for Class A, C and I shares are 1.29%, 2.05% and 1.01%, respectively. As stated in the Statement of Additional Information (SAI), the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total ordinary operating expenses do not exceed 1.40%, 2.15% and 1.15% for Class A, C and I shares, respectively, which is in effect until July 31, 2020. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds’ website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers during those periods, results would have been less favorable. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund’s inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World High Dividend Yield Index aims to objectively reflect the high dividend yield opportunity set within select MSCI World Index. The Fund is professionally managed while the Index is unmanaged and not available for investment and does not include fees, expenses or other costs. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Henderson Global Funds	Commentary

Global Technology Fund

The six month period through January was positive for the technology sector, having been a volatile period once again in a world where markets are driven by data releases and extremes of sentiment. Markets initially lifted as European politicians strove to decrease tail risk by introducing the Outright Monetary Transactions program and Mario Draghi, European Central Bank chief, announced he would do “whatever it takes” to keep the monetary union together. Sentiment then waned as growth worries in China set in and political uncertainty gathered pace in the US. However, with the elections finished and data in China proving more positive than expected, markets rose again into a very strong January as investors became confident and fresh money flowed out of ‘safe havens’ and into equity fund managers’ hands.

Global Technology Fund
Top 10 long-term holdings*
(at January 31, 2013)

As a percentage
Security	of net assets
Samsung Electronics
Co., Ltd.	3.6%
MasterCard, Inc.,
Class A	3.4
Nuance
Communications, Inc.	3.3
Cognizant Technology
Solutions Corp.	3.2
QUALCOMM, Inc.	3.1
Cadence Design
Systems, Inc.	3.0
Apple, Inc.	3.0
Priceline.com, Inc.	3.0
Amazon.com, Inc.	3.0
Microsoft Corp.	3.0

For the reporting period ended January 31, 2013, the Fund returned 7.21% (Class A at NAV) versus the benchmark MSCI AC World IT Index which posted a return of 6.10%. At the sector level, IT services and semiconductors & semi equipment contributed most to the Fund’s performance. Computers & peripherals was the worst performing sector, although our underweight relative to the benchmark in this area mitigated the ‘pain’ somewhat.

At the stock level, Cognizant, the software maker, reported good earnings, ARM also had a very strong six months as they continue to gain ground over their competitors, namely Intel, for low-powered chipsets in the smartphone segment. MasterCard, within the paperless payments theme, continues to do well on the back of a tried-and-tested business model, solid growth and strong secular tailwinds.

Apple was the poorest performer by far this period -a result of reduced consensus earnings, slowing reported orders in the supply pipeline and news flow indicating potential share loss. Relatively, however, the Fund weathered the storm well due to cutting the Apple position significantly.

Facebook was initiated and closed over the period as initial confidence in their ability to monetize in social media fell short; earnings results proved this was a possibility but not as much as hoped. Corning, the New York based supplier of glass, was bought as glass prices started to show stabilization and progress was made in their premium range, Gorilla glass. Yahoo also found its way into the Fund following the departure of their chief and founder, Jerry Yang. The Technology team felt confident in the new management and their ability to return cash to shareholders. Exits included Dell and Fusion-IO.

Economic data across the globe has been generally improving, particularly in China and the US, and earnings have been robust for technology with the exception of a few laggards. Mutual fund flows have also been strong year-to-date and with the continuation of positive sentiment, encouraged by the return of mega-leveraged buyouts, we believe technology should outperform other equity sectors. The Fund continues with the belief that secular thematic drivers are a good provider of stock specific ideas, and will continue to focus on companies entrenched with high barriers to entry/exit, strong cash-flow and high growth.

* For further detail about these holdings, please refer to the section entitled “Portfolios of investments.” Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Henderson Global Funds	Performance summary

Global Technology Fund

Portfolio composition by country	Portfolio composition by industry
(as a % of long-term investments)	(as a % of long-term investments)

Investment comparison
Value of $10,000

Total returns as of January 31, 2013
							Since
	NASDAQ	Six	One	Three	Five	Ten	inception
At NAV	symbol	months	year	years*	years*	years*	(8/31/01)*
Class A	HFGAX	7.21%	9.61%	12.47%	7.12%	12.74%	7.64%
Class B	HFGBX	6.77	8.68	11.56	6.29	12.08	7.12
Class C	HFGCX	6.78	8.75	11.61	6.31	11.89	6.86
Class I**	HFGIX	7.34	9.94	12.75	7.35	12.87	7.75
With sales charge
Class A		1.05%	3.28%	10.26%	5.86%	12.08%	7.09%
Class B		1.77	4.68	10.75	6.13	12.08	7.12
Class C		5.78	8.75	11.61	6.31	11.89	6.86
Index
MSCI AC World IT Index		6.10%	9.65%	10.40%	4.74%	8.72%	4.03%
S&P 500		9.91	16.78	14.13	3.97	7.92	4.51

* Average annual return.

** Class I (formerly Class W) shares commenced operations on March 31, 2009. The performance for Class I shares for the period prior to March 31, 2009 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or a distribution fee.

Performance data quoted represents past performance and is no guarantee of future results. Performance results with sales charges reflect the deduction of the maximum front-end sales charge or the deduction of the applicable contingent deferred sales charge (“CDSC”). Class A shares are subject to a maximum front-end sales charge of 5.75%. Class B shares are subject to a CDSC which declines from 5% the 1st year to 0% at the beginning of the 7th year. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratios (gross) for Class A, B, C and I shares are 1.50%, 2.36%, 2.29% and 1.23%, respectively. As stated in the Statement of Additional Information (SAI), the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total ordinary operating expenses do not exceed 2.00%, 2.75%, 2.75% and 1.75% for Class A, B, C and I shares, respectively, which is in effect until July 31, 2020. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds’ website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable for certain periods. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund’s inception, including reinvested dividends and distributions, compared to a broad based securities market index and an industry focused index. The MSCI AC World IT Index is a free floatadjusted market capitalization weighted index designed to measure the equity market performance of the Information Technology stocks within the MSCI AC World Index. The S&P 500 Index is a broad based measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The Fund is professionally managed while the Indices are unmanaged and not available for investment and does not include fees, expenses or other costs. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Henderson Global Funds	Commentary

International Opportunities Fund

During the reporting period global equity markets initially struggled for direction amid poor earnings and economic data with sentiment dominated by central bank action, political rhetoric and stimulus measures enacted by the US Federal Reserve and the European Central Bank. Investor sentiment had reversed sharply by mid-November due to improving economic data in the US and China, an approved bailout for Greece and Spanish banks, a regime change in Japan and the prospect that US authorities would agree on a plan to avert the “fiscal cliff.” As such, markets rallied strongly into the year-end and continued in January when the “fiscal cliff” was finally, temporarily, averted and growing optimism on the economic outlook driven by better than expected economic data. The S&P 500 Index rose to its five-year intra-day high on upbeat earnings announcements and speculation of a short-term extension of the debt limit by the US Congress. Japan also made gains as the Bank of Japan adopted a 2% inflation target and introduced an “open ended” asset purchase plan in an attempt to fight deflation which further improved investor sentiment in the region.

International Opportunities Fund
Top 10 long-term holdings*
(at January 31, 2013)

As a percentage
Security	of net assets
Samsung Electronics
Co., Ltd.	3.4%
European Aeronautic
Defence and Space
Co. N.V.	3.2
Svenska Cellulosa AB,
B Shares	2.9
Roche Holding AG	2.8
Deutsche Post AG	2.8
Sodexo	2.7
Renault S.A.	2.7
Fresenius SE & Co., KGaA	2.6
Continental AG	2.5
ING Groep N.V.	2.5

For the reporting period ended January 31, 2013, the Fund returned 14.79% (Class A at NAV) versus the benchmark MSCI EAFE Index which posted a return of 18.72%. The reduction in downside risk within Europe led to gains from both European sub-portfolios with quality growth companies such as Inditex and SAP, along with higher beta positions such as EADS, Svenska Cellulosa, Renault and AXA performing well. Relatively strong gains came from the Asian and technology sub-portfolios; the strength of Samsung Electronics supported both of these sleeves. However, the Fund struggled in January as many of the companies that drove the strong year-end performance contributed most to the underperformance due to an element of profit-taking and reversion to the mean.

December saw the introduction of a Latin American sub-portfolio. With Brazil and Mexico forecasted to be in the top five global economies, with 9% of the world’s population and 7% of the world’s gross domestic product, this addition was a natural evolution of the portfolio.

Trade activity included the purchase of a stake in African Petroleum, the oil and gas exploration company; KBC Groep, the Belgian banking and insurance group; Lloyds Banking Group; Deutsche Telekom; Cadence Design System, the global electronic design and innovator; and Cheung Kong Holdings, the Hong Kong Real Estate group.

The next few months could see renewed fears in the US over the debt ceiling, spending cuts and the effects of the “fiscal cliff,” all of which may be currently underappreciated by investors. In Europe, progress on a banking union, debt mutualization and growth policies may ultimately be required to foster an improved growth environment. With these measures in place, it is our hope that the emerging trend of investor confidence and equity fund inflows will provide technical support to markets. Equity valuations, especially relative to bonds, remain attractive and should inflation expectations begin to take hold equities should benefit. Macroeconomic and political concerns have not disappeared; however, we appear to be on a more robust footing than in 2012.

* For further detail about these holdings, please refer to the section entitled “Portfolios of investments.” Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Henderson Global Funds	Performance summary

International Opportunities Fund

Portfolio composition by country	Portfolio composition by sector
(as a % of long-term investments)	(as a % of long-term investments)

Investment comparison
Value of $10,000

Total returns as of January 31, 2013
							Since
	NASDAQ	Six	One	Three	Five	Ten	inception
At NAV	symbol	months	year	years*	years*	years*	(8/31/01)*
Class A	HFOAX	14.79%	15.69%	5.21%	-0.26%	10.68%	9.45%
Class B	HFOBX	14.29	14.73	4.38	-1.02	10.03	8.89
Class C	HFOCX	14.35	14.74	4.40	-1.02	9.84	8.63
Class R**	HFORX	14.64	15.24	4.88	-0.54	10.39	9.16
Class I***	HFOIX	14.98	16.06	5.50	-0.04	10.80	9.55
With sales charge
Class A		8.20%	9.06%	3.16%	-1.43%	10.02%	8.88%
Class B		9.29	10.73	3.45	-1.23	10.03	8.89
Class C		13.35	14.74	4.40	-1.02	9.84	8.63
Index
MSCI EAFE Index		18.72%	17.83%	7.43%	-0.30%	9.72%	6.10%

* Average annual return.

** Class R shares commenced operations on September 30, 2005. The performance for Class R shares for the period prior to September 30, 2005 is based on the performance of Class A shares, adjusted for the higher expenses applicable to R shares. Class R shares are not subject to a front-end sales charge but are subject to a distribution fee of 0.50%.

*** Class I (formerly Class W) shares commenced operations on March 31, 2009. The performance for Class I shares for the period prior to March 31, 2009 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or a distribution fee.

Performance data quoted represents past performance and is no guarantee of future results. Performance results with sales charges reflect the deduc- tion of the maximum front-end sales charge or the deduction of the applicable contingent deferred sales charge (“CDSC”). Class A shares are subject to a maximum front-end sales charge of 5.75%. Class B shares are subject to a CDSC, which declines from 5% the 1st year to 0% at the beginning of the 7th year. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Class R shares have no front-end sales charge or CDSC. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratios (gross) for Class A, B, C, R and I shares are 1.47%, 2.32%, 2.29%, 1.94% and 1.20% respectively. As stated in the Statement of Additional Information (SAI), the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total ordinary operating expenses do not exceed 2.00%, 2.75%, 2.75%, 2.25% and 1.75% for Class A, B, C, R and I shares, respectively, which is in effect until July 31, 2020. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds’ website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable for certain periods. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund’s inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The Fund may invest in emerging markets while the Index only consists of companies in developed markets. The Fund is professionally managed while the Index is unmanaged and not available for investment and does not include fees, expenses or other costs. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Henderson Global Funds	Commentary

World Select Fund

Global equity markets initially struggled for direction due to poor corporate earnings and economic data. Sentiment was dominated by central bank action, political rhetoric and stimulus measures enacted by the US Federal Reserve and the European Central Bank. Markets rose during the latter part of the year in a volatile period in which US “fiscal cliff” concerns were offset by an approved bailout for Greece and Spanish banks, a regime change in Japan and positive economic data from the US and China. China also saw a change of leadership which passed off relatively quietly. Markets enjoyed a considerable relief rally in early 2013 following the bipartisan compromise to avert the spending cuts and tax increases which threatened a recovery in the US economy. Investor confidence was also given support by evidence of stabilization in the Eurozone, positive economic policy rhetoric from Japan and GDP growth in China. At the company level, January saw quarterly earnings beating consensus in the majority, albeit from a low base.

World Select Fund
Top 10 long-term holdings*
(at January 31, 2013)

As a percentage
Security	of net assets
Occidental Petroleum
Corp.	3.6%
Pfizer, Inc.	3.5
Praxair, Inc.	3.4
Citigroup, Inc.	3.2
Standard Chartered plc	3.2
Microsoft Corp.	3.2
Vodafone Group plc	3.2
Google, Inc., Class A	3.1
Makita Corp.	3.1
Cummins, Inc.	3.1

For the reporting period ended January 31, 2013, the Fund returned 12.73% (Class A at NAV) versus the benchmark MSCI World Index which posted a return of 13.77%. Stock selection in financials, consumer discretionary and health care contributed the most while selections in information technology and energy lagged. At the stock level, Citigroup rallied on improved economic data in the US and further cost rationalization at the bank. The Fund added positions in leading Belgium bank KBC Groep N.V. and UK bank Lloyds Banking Group plc which were both leading contributors to performance over the period. Pharmaceutical company Bayer added value and was sold after reaching the manager’s price target. On the downside, shares in Apple saw weakness over the period as initially investors booked some profits following a strong year for the shares and, more recently, over current poor trends surrounding competitive pressure and the maturity of Apple’s end markets. The position was subsequently halved. Energy-related BG Group and National Oilwell Varco also had a negative impact on returns over reduced growth expectations and concerns about reduced drilling activity, respectively.

Issues in the US over the debt ceiling, spending cuts and the effects of the “fiscal cliff” have not gone away and may currently be underappreciated by investors. Progress on a banking union in Europe, debt mutualization and growth policies may ultimately be required to foster an improved growth environment. However, as these measures are put in place, we hope that the emerging trend of investor confidence and equity fund inflows will provide technical support to markets. Equity valuations remain attractive relative to bonds and should inflation expectations begin to take hold, equities should benefit.

* For further detail about these holdings, please refer to the section entitled “Portfolios of investments.” Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Henderson Global Funds	Performance summary

World Select Fund

Portfolio composition by country	Portfolio composition by sector
(as a % of long-term investments)	(as a % of long-term investments)

Investment comparison
Value of $10,000

Total returns as of January 31, 2013
						Since
	NASDAQ	Six	One	Three	Five	inception
At NAV	symbol	months	year	years*	years*	(11/30/06)*
Class A	HFPAX	12.73%	12.96%	9.50%	0.72%	2.02%
Class C	HFPCX	12.29	12.05	8.70	-0.05	1.52
Class I**	HFPIX	12.87	13.21	9.69	0.83	2.11
With sales charge
Class A		6.29%	6.49%	7.35%	-0.46%	1.05%
Class C		11.29	12.05	8.70	-0.05	1.52
Index
MSCI World Index		13.77%	16.62%	10.87%	2.00%	2.16%

* Average annual return.

** Class I shares commenced operations on May 31, 2011. The performance for Class I shares for the period prior to May 31, 2011 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or a distribution fee.

Performance data quoted represents past performance and is no guarantee of future results. Due to the Fund’s relatively small asset base, performance may be impacted by IPOs to a greater degree than it may be in the future. IPO investments are not an integral component of the Fund’s investment process and may not be utilized to the same extent in the future. Performance results with sales charges reflect the deduction of the maximum front-end sales charge or the deduction of the applicable contingent deferred sales charge (“CDSC”). Class A shares are subject to a maximum front-end sales charge of 5.75%. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratios (gross) for Class A, C and I shares are 2.09%, 2.84% and 1.80%, respectively. However, the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that the total ordinary operating expenses do not exceed 1.40%, 2.15% and 1.15% for Class A, C and I shares, respectively, which is in effect until July 31, 2020. For the most recent month-end performance, please call 1.866.443.6337 or visit the Funds’ website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during periods shown. Absent these waivers, results would have been less favorable. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund’s inception, including reinvested dividends and distributions, compared to a broad based securities market index. Effective December 20, 2012, the Henderson Global Leaders Fund changed its name and became the Henderson World Select Fund. The Fund’s historical performance may not represent current investment policies. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Fund is professionally managed while the Index is unmanaged and not available for investment and does not include fees, expenses or other costs. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund
January 31, 2013

		Value
Shares		(note 2)

Investment companies - 61.99%

Alternatives - 7.25%
102,596	ASG Global Alternatives
	Fund *	$1,121,371
111,448	Franklin Templeton Hard
	Currency Fund	1,073,241
108,221	Sprott Physical Gold Trust *	1,546,478
		3,741,090

Equity - 23.41%
88,358	Calamos Market Neutral
	Income Fund	1,120,384
35,159	First Trust STOXX European
	Select Dividend Index Fund	439,836
40,314	Gateway Fund	1,112,675
86,367	Graphite Enterprise
	Trust plc	667,083
80,282	HarbourVest Global Private
	Equity (a) *	694,841
43,902	Henderson Global Technology
	Fund (b) *	936,872
42,103	iShares MSCI Pacific ex-Japan
	Index Fund	2,054,205
86,645	PowerShares International
	Dividend Achievers Portfolio	1,433,975
10,636	SPDR S&P 500 ETF Trust	1,592,209
32,032	Vanguard Dividend
	Appreciation ETF	2,021,219
		12,073,299

Fixed income - 31.33%
80,110	Henderson Strategic Income
	Fund (b)	724,999
5,787	iShares Barclays TIPS Bond
	Fund	698,954
24,950	iShares Global High Yield
	Corporate Bond Fund	1,335,574
7,290	iShares iBoxx $High Yield
	Corporate Bond Fund	682,854
14,394	iShares iBoxx Investment
	Grade Corporate Bond Fund	1,718,931
9,082	iShares JP Morgan USD
	Emerging Markets Bond
	Fund	1,083,392
194,905	Legg Mason BW Global
	Opportunities Bond Fund	2,290,128
200,000	MSIF Multi-Asset Portfolio	2,084,000
15,261	PIMCO Enhanced Short
	Maturity ETF	1,548,991
24,396	PIMCO Total Return ETF	2,660,140
52,918	PowerShares Senior Loan
	Portfolio	1,330,359
		16,158,322

	Total investment companies
	(Cost $30,815,464)	31,972,711

		Value
Principal		(note 2)

Sovereign debt obligations - 2.20%
304,267	United Kingdom
	Inflation Linked Gilt
	1.25%, 11/22/17 (c)	$563,275
274,671	United Kingdom
	Inflation Linked Gilt
	1.875%, 11/22/22 (c)	568,810
		1,132,085

	Total sovereign debt obligations
	(Cost $1,118,810)	1,132,085

Shares

Short-term investment - 34.92%
18,010,415	Fidelity Institutional Treasury
	Portfolio (d)	18,010,415

	Total short-term investment
	(Cost $18,010,415)	18,010,415

Total investments - 99.11%
	(Cost $49,944,689)	51,115,211

Net other assets and liabilities – 0.89%		459,414

Total net assets – 100.00%		$51,574,625

*	Non income producing security
(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Affiliated holding, see notes to financial statements for further information.
(c)	Indexed security in which price and/or coupon is linked to the prices of a specific financial instrument or financial statistic.
(d)	A portion of this security is segregated as collateral for futures contracts
ETF	Exchange-traded fund

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund
January 31, 2013 (continued)

The Fund held the following open forward foreign currency contracts at January 31, 2013:

		Local		Current	Unrealized
	Value	amount		notional	appreciation/
	date	(000’s	)	value	(depreciation )
British Pound Short	3/1/13	1,390		$2,204,599	$(45,401)
British Pound Short	3/1/13	3,248		5,150,415	53,139
Euro Short	3/1/13	1,306		1,773,993	(73,964)
Japanese Yen Short	3/1/13	95,669		1,046,365	112,977
Japanese Yen Short	3/1/13	95,669		1,046,365	(43,635)
Total					$3,116

During the six months ended January 31, 2013, average monthly notional value related to forward foreign currency contracts was $1.6 million or 3.1% of net assets.

The Fund held the following open futures contracts at January 31, 2013:

			Current	Unrealized
	Number of	Expiration	notional	appreciation/
	contracts	date	value	(depreciation )
Australian Treasury 10 Year Bond (Long)	3	3/15/13	$380,565	$(3,274)
Euro STOXX 50 Index (Long)	108	3/15/13	3,975,478	143,333
FTSE 100 Index (Long)	31	3/15/13	3,077,792	188,908
Hang Seng Index (Long)	18	2/27/13	2,759,161	(17,190)
Nikkei 225 Index (Long)	29	3/7/13	1,759,282	52,327
Nikkei 225 Index (Long)	4	3/8/13	485,975	55,995
UK Long Gilt Bond (Long)	2	3/26/13	369,126	(8,787)
US Treasury 10 Year Note (Long)	8	3/19/13	1,050,250	(16,189)
Total				$395,123

During the six months ended January 31, 2013, average monthly notional value related to futures contracts was $1.9 million or 3.6% of net assets.

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
January 31, 2013

		Value
Shares		(note 2)

Common stocks - 21.79%

	Australia - 0.26%
1,700	Toll Holdings, Ltd.	$9,342

	Brazil - 0.16%
226	Telefonica Brasil S.A., ADR	5,691

	China - 0.37%
27,000	Bank of China, Ltd., Class H	13,334

	Colombia - 0.20%
107	Bancolombia S.A., ADR	7,438

	France - 0.70%
79	Casino Guichard- Perrachon
	S.A.	7,739
330	Total S.A.	17,892
		25,631

	Germany - 1.07%
182	BASF SE	18,450
369	Deutsche Post AG	8,665
65	Muenchener
	Rueckversicherungs-
	Gesellschaft AG	11,946
		39,061

	Hong Kong - 1.16%
5,000	Digital China Holdings, Ltd.	8,085
6,000	Shanghai Industrial Holdings,
	Ltd.	21,391
1,000	Swire Pacific, Ltd., Class A	12,856
		42,332

	Italy - 0.68%
645	ENI SpA	16,193
1,706	Snam SpA	8,627
		24,820

	Netherlands - 1.17%
602	Delta Lloyd N.V.	11,844
1,143	Reed Elsevier N.V.	17,762
650	Wolters Kluwer N.V.	13,177
		42,783

	Norway - 0.18%
169	Seadrill, Ltd.	6,691

Value
Shares	(note 2)

	Sweden - 0.25%
350	Electrolux AB, Series B	$9,248

	Switzerland - 2.09%
216	Nestle S.A.	15,166
266	Novartis AG	18,122
117	Roche Holding AG	25,893
59	Zurich Insurance Group AG	16,973
		76,154

	Taiwan - 0.63%
2,000	Asustek Computer, Inc.	22,895

	Thailand - 0.66%
1,800	Advanced Info Service pcl	12,676
1,700	Kasikornbank pcl	11,316
		23,992

	United Kingdom - 5.02%
1,125	Amlin plc	6,844
451	BHP Billiton plc	15,429
2,250	BP plc	16,656
211	British American Tobacco plc	10,987
3,892	BT Group plc	15,345
2,683	Centrica plc	14,902
410	Diageo plc	12,205
722	Greene King plc	7,644
1,500	HSBC Holdings plc	17,050
1,098	Prudential plc	16,683
494	Rolls-Royce Holdings plc	7,412
3,480	Standard Life plc	19,075
1,600	Sthree plc	8,488
1,569	Tullett Prebon plc	5,972
3,106	Vodafone Group plc	8,478
		183,170

	United States - 7.19%
568	Cinemark Holdings, Inc.	15,984
138	Cummins, Inc.	15,847
150	Duke Energy Corp.	10,311
961	General Electric Co.	21,411
182	Kansas City Southern	16,946
315	Kinder Morgan, Inc.	11,800
327	Limited Brands, Inc.	15,703
437	Mattel, Inc.	16,444
524	Medtronic, Inc.	24,418
376	Merck & Co., Inc.	16,262
451	Microsoft Corp.	12,389
91	National Oilwell Varco, Inc.	6,747
691	Pfizer, Inc.	18,850
287	Reynolds American, Inc.	12,622

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
January 31, 2013 (continued)

		Value
Shares		(note 2)

	United States (continued)
565	Texas Instruments, Inc.	$18,690
171	Time Warner Cable, Inc.	15,277
351	Wells Fargo & Co.	12,225
		261,926

	Total common stocks
	(Cost $714,489)	794,508

Investment companies - 2.41%

Fixed income - 2.41%
139	iShares Barclays Intermediate
	Credit Bond Fund	15,397
168	iShares iBoxx $High Yield
	Corporate Bond Fund	15,737
77	PIMCO 0-5 Year High-Yield
	Corporate Bond Index Fund	8,012
421	PowerShares Fundamental
	High Yield Corporate Bond
	Portfolio	8,100
690	PowerShares Senior Loan
	Portfolio	17,347
386	SPDR Barclays Capital High
	Yield Bond ETF	15,756
85	Vanguard Intermediate-Term
	Bond ETF	7,416
		87,765

	Total investment companies
	(Cost $86,543)	87,765
REITs - 0.23%
	Mexico - 0.23%
2,700	Fibra Uno Administracion SA	8,443

	Total REITs
	(Cost $8,313)	8,443

	Total long-term investments
	(Cost $809,345)	890,716

Short-term investment - 0.77%
28,054	Fidelity Institutional Treasury
	Portfolio (a)	28,054

Value
Shares	(note 2)

Total short-term investment
(Cost $28,054)	$28,054

Total investments - 25.20%
(Cost $837,399)	918,770

Net other assets and liabilities – 74.80%	2,726,573

Total net assets – 100.00%	$3,645,343

(a)	A portion of this security is segregated as collateral for swap contracts.
ADR	American Depositary Receipts
ETF	Exchange-traded fund
REIT	Real Estate Investment Trust

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
January 31, 2013 (continued)

The Fund held the following credit default swap contracts at January 31, 2013:

Upfront
		Rates			Implied	National			premiums		Unrealized
	Reference	received/		Termination	credit	amount		Market	paid/		appreciation/
Counterparty	entity	(paid	)	date	spread	(000s	)	value	(received	)	(depreciation	)
Protection sold
Deutsche Bank AG	North American High Yield Credit
	Default Swap Index Series 18	5.00%		6/20/17	4.14%	USD 20		$687	$(460)		$1,147

During the six months ended January 31, 2013, average notional value related to swap contracts was $20,000 or 0.6% of net assets.

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
January 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Investment Companies	2.41%
Pharmaceuticals	2.17
Diversified Banks	1.68
Integrated Oil & Gas	1.39
Life & Health Insurance	1.31
Industrial Conglomerates	1.17
Publishing	0.85
Health Care Equipment	0.67
Tobacco	0.65
Computer Hardware	0.63
Wireless Telecommunication Services	0.58
Integrated Telecommunication Services	0.58
Semiconductors	0.51
Diversified Chemicals	0.51
Air Freight & Logistics	0.49
Multi-line Insurance	0.47
Railroads	0.47
Leisure Products	0.45
Movies & Entertainment	0.44
Construction & Farm Machinery &
Heavy Trucks	0.43
Apparel Retail	0.43
Diversified Metals & Mining	0.42
Cable & Satellite	0.42
Packaged Foods & Meats	0.42
Multi-Utilities	0.41
Diversified Real Estate Activities	0.35
Systems Software	0.34
Distillers & Vintners	0.34
Reinsurance	0.33
Oil & Gas Storage & Transportation	0.32
Electric Utilities	0.28
Household Appliances	0.25
Gas Utilities	0.24
Human Resource & Employment Services	0.23
Diversified REITs	0.23
Technology Distributors	0.22
Food Retail	0.21
Restaurants	0.21
Aerospace & Defense	0.20
Property & Casualty Insurance	0.19
Oil & Gas Equipment & Services	0.19
Oil & Gas Drilling	0.18
Investment Banking & Brokerage	0.16
Long-Term Investments	24.43
Short-Term Investment	0.77
Total Investments	25.20
Net Other Assets and Liabilities	74.80
100.00%

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Opportunities Fund
January 31, 2013

		Value
Shares		(note 2)

Common stocks - 90.80%

	Australia - 0.78%
899,209	Cape Lambert
	Resources, Ltd. *	$210,981

	Brazil - 11.16%
100,000	BM&FBOVESPA S.A.	700,028
38,400	BR Malls
	Participacoes S.A.	497,126
60,300	CCR S.A.	622,274
10,000	Embraer S.A., ADR	329,700
15,000	Kroton Educacional S.A. *	368,343
25,600	Vale S.A., ADR	516,352
		3,033,823

	China - 20.73%
432,000	Agile Property Holdings, Ltd.	616,076
159,000	Anhui Conch Cement Co.,
	Ltd., Class H	624,281
5,807	Baidu, Inc., ADR *	628,898
188,000	China Life Insurance Co.,
	Ltd., Class H	630,271
266,000	CITIC Securities Co., Ltd.,
	Class H	709,983
604,000	Lenovo Group, Ltd.	629,280
438,000	PetroChina Co., Ltd.,
	Class H	624,633
8,858	Yum! Brands, Inc.	575,238
187,000	Zhuzhou CSR Times Electric
	Co., Ltd., Class H	597,983
		5,636,643

	Greece - 1.39%
106,142	InternetQ plc *	378,768

	Hong Kong - 4.65%
69,300	Prada SpA	622,819
127,200	Sands China, Ltd.	641,298
		1,264,117

	India - 8.56%
125,279	DLF, Ltd.	656,425
15,381	Jubilant Foodworks, Ltd. *	346,788
27,560	Tata Motors, Ltd., ADR	761,483
57,559	Yes Bank, Ltd.	564,552
		2,329,248

	Indonesia - 2.31%
674,904	PT Bank Mandiri Tbk	627,092

	Kazakhstan - 1.25%
955,965	International Petroleum,
	Ltd. (a) *	79,252
26,132	Zhaikmunai LP, GDR	261,320
		340,572

Value
Shares	(note 2)

	Korea - 9.50%
340	Binggrae Co., Ltd. *	$38,093
5,379	Gamevil, Inc. *	444,576
2,436	Hyundai Glovis Co., Ltd.	454,125
30,510	Hyundai Greenfood
	Co., Ltd. *	460,904
3,338	Hyundai Motor Co.	628,409
3,532	SK Innovation Co., Ltd.	556,271
		2,582,378

	Liberia - 1.98%
300,234	African Petroleum
	Corp., Ltd. *	234,813
1,662,478	Sable Mining Africa,
	Ltd. *	303,219
		538,032

	Luxembourg - 1.27%
8,200	Tenaris S.A., ADR	344,974

	Madagascar - 0.53%
478,045	Madagascar Oil, Ltd. *	145,002

	Malaysia - 1.30%
395,300	AirAsia Berhad	353,696

	Mexico - 8.25%
146,902	Alsea S.A.B. de C.V. *	339,682
6,400	First Cash Financial
	Services, Inc. *	341,184
4,900	Fomento Economico
	Mexicano, S.A.B. de
	C.V., ADR	528,661
50,400	Grupo Financiero Banorte
	S.A.B. de C.V.	346,885
185,000	Grupo Mexico S.A.B. de
	C.V., Series B	688,224
		2,244,636

	Panama - 1.27%
3,150	Copa Holdings S.A.,
	Class A	345,240

	Peru - 1.21%
2,100	Credicorp, Ltd	329,133

	Philippines - 2.84%
45,590	GT Capital Holdings, Inc.	771,506

	Poland - 0.08%
1,414	Eurocash S.A.	23,009

	Russia - 0.27%
94,476	RusPetro plc *	73,796

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Opportunities Fund
January 31, 2013 (continued)

		Value
Shares		(note 2)

	Sierra Leone - 0.71%
39,700	African Minerals, Ltd. *	$192,985

	South Africa - 1.79%
116,732	Hummingbird
	Resources plc *	152,738
83,006	Life Healthcare Group
	Holdings Pte, Ltd.	291,938
123,923	Ncondezi Coal Co. *	43,485
		488,161

	Taiwan - 3.76%
105,782	Advanced Semiconductor
	Engineering, Inc., ADR	422,070
55,000	MediaTek, Inc.	601,663
		1,023,733

	Thailand - 1.24%
4,307	DKSH Holding, Ltd. *	337,915

	Turkey - 0.81%
35,321	TAV Havalimanlari
	Holding A/S	219,909

	Ukraine - 1.18%
27,630	Avangardco Investments
	Public, Ltd. *	320,232

	United Arab
	Emirates - 0.63%
43,281	NMC Health plc *	171,609

	United Kingdom - 1.35%
48,876	Inchcape plc *	366,890

	Total common stocks
	(Cost $22,464,944)	24,694,080

Preferred stocks - 3.92%
	Brazil - 1.34%
50,410	Alpargatas S.A.I.C.	364,529

	Korea - 2.58%
902	Samsung Electronics
	Co., Ltd.	702,432

	Total preferred stocks
	(Cost $1,073,721)	1,066,961

Value
Shares	(note 2)

Rights – 0.04%
	Madagascar - 0.04%
513,898	Madagascar Oil, Ltd. (a)(b)	$9,169

	Total rights
	(Cost $-)	9,169

	Total long-term investments
	(Cost $23,538,665)	25,770,210

Short-term investment - 9.30%
2,528,180	Fidelity Institutional
	Treasury Portfolio	2,528,180

Total short-term investment
	(Cost $2,528,180)	2,528,180

Total investments - 104.06%
	(Cost $26,066,845)	28,298,390

Net other assets and liabilities – (4.06)%		(1,102,968)

Total net assets – 100.00%		$27,195,422

*	Non income producing security
(a)	This security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Fair valued at January 31, 2013 as determined in good faith using procedures approved by the Board of Trustees.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Opportunities Fund
January 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	6.87%
Semiconductors	6.35
Restaurants	4.64
Diversified Metals & Mining	3.65
Oil & Gas Exploration & Production	2.95
Asset Management & Custody Banks	2.84
Construction & Farm Machinery &
Heavy Trucks	2.80
Steel	2.67
Investment Banking & Brokerage	2.61
Specialized Finance	2.57
Airlines	2.57
Diversified Real Estate Activities	2.41
Casinos & Gaming	2.36
Life & Health Insurance	2.32
Computer Hardware	2.31
Internet Software & Services	2.31
Automobile Manufacturers	2.31
Integrated Oil & Gas	2.30
Construction Materials	2.30
Apparel, Accessories & Luxury Goods	2.29
Highways & Railtracks	2.29
Real Estate Development	2.27
Electrical Components & Equipment	2.20
Oil & Gas Refining & Marketing	2.05
Soft Drinks	1.94
Real Estate Operating Companies	1.83
Health Care Facilities	1.70
Department Stores	1.70
Air Freight & Logistics	1.67
Home Entertainment Software	1.64
Advertising	1.39
Education Services	1.35
Distributors	1.35
Footwear	1.34
Packaged Foods & Meats	1.32
Oil & Gas Equipment & Services	1.27
Consumer Finance	1.25
Research & Consulting Services	1.24
Aerospace & Defense	1.21
Airport Services	0.81
Precious Metals & Minerals	0.71
Gold	0.56
Coal & Consumable Fuels	0.16
Food Retail	0.08
Long-Term Investments	94.76
Short-Term Investment	9.30
Total Investments	104.06
Net Other Assets and Liabilities	(4.06)
100.00%

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
January 31, 2013

		Value
Shares		(note 2)

Common stocks - 97.51%
	Australia - 2.25%
16,872,214	African Petroleum
	Corp., Ltd. *	$13,195,754

	Belgium - 4.35%
128,621	Anheuser-Busch
	InBev N.V.	11,159,605
364,458	KBC Groep N.V.	14,368,301
		25,527,906

	Canada - 1.69%
671,979	Africa Oil Corp. *	5,450,482
574,622	Africa Oil Corp. (a) (c)*	4,487,974
		9,938,456

	France - 8.74%
249,343	Alstom S.A.	11,067,466
487,071	AXA S.A.	9,020,752
357,010	Renault S.A.	21,530,105
179,693	Valeo S.A.	9,686,296
		51,304,619

	Germany - 11.17%
119,692	Continental AG	14,049,673
373,810	Deutsche Post AG	8,778,243
60,364	Fresenius SE &
	Co., KGaA	7,347,920
379,820	Rhoen Klinikum AG	7,973,030
1,935,622	Sky Deutschland AG *	11,803,198
171,650	Talanx AG *	5,214,863
1,211,796	Telefonica Deutschland
	Holding AG (b) *	10,398,787
		65,565,714

	Greece - 3.02%
1,278,381	Motor Oil (Hellas) Corinth
	Refineries S.A.	14,754,188
1,885,287	National Bank of
	Greece S.A. *	2,995,018
		17,749,206

	Ireland - 3.23%
57,341,521	Petroceltic International
	plc *	6,457,000
1,299,948	Providence Resources
	plc *	12,524,934
		18,981,934

	Kazakhstan - 2.48%
1,456,898	Zhaikmunai LP, GDR (a)	14,568,980

Value
Shares	(note 2)

	Luxembourg - 2.74%
588,489	ArcelorMittal	$10,080,027
737,197	SAF-Holland S.A. *	6,035,830
		16,115,857

	Netherlands - 8.35%
414,902	Amtel Vredestein N.V.,
	GDR (a) (c) *	—
566,989	European Aeronautic
	Defence and Space
	Co. N.V.	26,640,942
1,958,676	TNT Express N.V.	15,050,066
230,122	Ziggo N.V.	7,341,244
		49,032,252

	Portugal - 0.74%
267,918	Galp Energia, SGPS, S.A.,
	B Shares	4,352,619

	Russia - 1.96%
559,481	Phosagro OAO, GDR	7,748,812
4,795,000	RusPetro plc *	3,745,399
		11,494,211

	Spain - 6.17%
2,865,869	CaixaBank	11,311,949
890,766	Indra Sistemas S.A.	11,646,111
438,100	Obrascon Huarte
	Lain S.A.	13,294,955
		36,253,015

	Sweden - 4.12%
619,407	Svenska Cellulosa AB,
	B Shares	15,022,777
244,241	Swedish Match AB	9,165,976
		24,188,753

	Switzerland - 3.81%
108,932	Aryzta AG *	6,122,599
120,450	Straumann Holding AG	16,226,768
		22,349,367

	United Kingdom - 32.69%
1,860,700	African Minerals, Ltd. *	9,045,031
955,783	Aviva plc	5,558,702
5,324,831	Bwin.Party Digital
	Entertainment plc	9,391,043
3,226,012	Carphone Warehouse
	Group plc	11,268,993
847,569	Direct Line Insurance
	Group plc *	2,996,321
717,923	Edwards Group, Ltd. (a) *	4,881,876
5,682,396	Essar Energy, Ltd. *	11,779,050

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
January 31, 2013 (continued)

		Value
Shares		(note 2)

	United Kingdom (continued)
1,518,465	Exillon Energy plc *	$3,877,340
3,334,306	G4S plc	14,664,205
829,855	Genel Energy plc *	10,134,356
3,813,535	GKN plc	14,564,226
525,152	GlaxoSmithKline plc	12,039,441
1,494,275	ITV plc	2,720,668
16,780,623	Lloyds Banking
	Group plc *	13,748,828
749,601	London Stock Exchange
	Group plc	14,313,961
4,350,000	Mytrah Energy, Ltd. (a) *	4,691,388
44,652	Phoenix Group Holdings	453,236
5,628,578	Rentokil Initial plc	7,967,281
199,455	Rio Tinto plc	11,261,549
1,019,798	Smith & Nephew plc	11,750,409
2,698,903	TalkTalk Telecom Group plc	10,127,569
1,203,890	Tullett Prebon plc	4,582,487
311,500	Zanaga Iron Ore
	Co., Ltd. *	124,127
		191,942,087

	Total common stocks
	(Cost $521,791,551)	572,560,730

REITs - 0.30%
	United Kingdom - 0.30%
201,399	Shaftesbury plc	1,764,789

	Total REITs
	(Cost $942,709)	1,764,789

Rights – 0.00%
	Germany – 0.00%
2,153,476	Sky Deutschland
	AG (expires 2/22/13) *	2,924

	Total Rights
	(Cost $—)	2,924

	Total long-term investments
	(Cost $522,734,260)	574,328,443

Short-term investment - 5.19%
30,492,591	Fidelity Institutional
	Treasury Portfolio	30,492,591

	Total short-term investment
	(Cost $30,492,591)	30,492,591

Value
(note 2)

Total investments - 103.00%
(Cost $553,226,851)	$604,821,034

Net other assets and liabilities – (3.00)%	(17,615,663)

Total net assets – 100.00%	$587,205,371

*	Non income producing security
(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)
Restricted security, purchased under Rule 144A, section 4(2)g which is exempt from registration under the Securities Act of 1933 as amended. At January 31, 2013 the restricted security held by the Fund had an aggregate value of $10,398,787, which represented 1.8% of net assets.

(c)	Fair valued at January 31, 2013 as determined in good faith using procedures approved by the Board of Trustees.
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
January 31, 2013 (continued)

The Fund held the following open forward foreign currency contracts at January 31, 2013:

		Local		Current	Unrealized
	Value	amount		notional	appreciation/
	date	(000’s	)	value	(depreciation	)
Euro Short	2/15/13	39,211		$53,243,802	$(3,243,802)

During the six months ended January 31, 2013, average monthly notional value related to forward foreign currency contracts was $49.3 million or 8.4% of net assets.

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
January 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Oil & Gas Exploration & Production	14.68%
Diversified Banks	7.22
Auto Parts & Equipment	5.16
Health Care Equipment	4.76
Aerospace & Defense	4.54
Air Freight & Logistics	4.06
Automobile Manufacturers	3.67
Multi-line Insurance	3.37
Alternative Carriers	2.98
Paper Products	2.56
Oil & Gas Refining & Marketing	2.51
Security & Alarm Services	2.50
Specialized Finance	2.44
Tires & Rubber	2.39
Construction & Engineering	2.26
Pharmaceuticals	2.05
Cable & Satellite	2.01
IT Consulting & Other Services	1.98
Computer & Electronics Retail	1.92
Diversified Metals & Mining	1.92
Brewers	1.90
Heavy Electrical Equipment	1.89
Integrated Telecommunication Services	1.77
Steel	1.74
Casinos & Gaming	1.60
Tobacco	1.56
Precious Metals & Minerals	1.54
Health Care Facilities	1.36
Environmental & Facilities Services	1.36
Fertilizers & Agricultural Chemicals	1.32
Health Care Services	1.25
Packaged Foods & Meats	1.04
Industrial Machinery	0.83
Independent Power Producers &
Energy Traders	0.80
Investment Banking & Brokerage	0.78
Integrated Oil & Gas	0.74
Property & Casualty Insurance	0.51
Broadcasting	0.46
Diversified REITs	0.30
Life & Health Insurance	0.08
Long-Term Investments	97.81
Short-Term Investment	5.19
Total Investments	103.00
Net Other Assets and Liabilities	(3.00)
100.00%

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
January 31, 2013

		Value
Shares		(note 2)

Common stocks - 95.38%
	Australia - 5.40%
2,482,337	Amcor, Ltd.	$21,744,072
1,133,091	Crown, Ltd.	13,694,592
9,414,119	Spark Infrastructure
	Group	17,228,905
6,093,282	Telstra Corp., Ltd.	29,228,732
		81,896,301

	Brazil - 0.99%
1,459,528	CCR S.A.	15,061,793

	Canada - 1.68%
331,508	Bank of Montreal	20,936,123
116,332	Crescent Point
	Energy Corp.	4,499,788
		25,435,911

	China - 0.94%
28,961,000	Bank of China, Ltd.,
	Class H	14,302,374

	Cyprus - 1.35%
2,152,546	ProSafe SE	20,489,555

	France - 4.36%
160,987	Sodexo	14,335,020
954,572	Total S.A.	51,754,021
		66,089,041

	Germany - 2.73%
377,988	Siemens AG	41,489,711

	Hong Kong - 3.92%
885,000	Cheung Kong
	Holdings, Ltd.	14,503,894
5,086,000	NWS Holdings, Ltd.	9,089,404
3,933,000	Shanghai Industrial
	Holdings, Ltd.	14,022,159
4,048,000	SJM Holdings, Ltd.	11,117,724
830,500	Swire Pacific, Ltd.,
	Class A	10,676,541
		59,409,722

	Israel - 0.69%
791,630	Israel Chemicals, Ltd.	10,488,190

	Italy - 3.14%
1,513,337	ENI SpA	37,993,443
2,271,331	Terna - Rete Elettrica
	Nazionale SpA	9,572,784
		47,566,227

Value
Shares	(note 2)

	Netherlands - 2.91%
1,439,716	Delta Lloyd N.V.	$28,325,743
392,359	Unilever N.V.	15,875,813
		44,201,556

	New Zealand - 1.50%
11,142,583	Telecom Corp. of
	New Zealand, Ltd.	22,716,086

	Norway - 1.27%
486,534	Seadrill, Ltd.	19,264,000

	Singapore - 0.45%
1,005,000	Venture Corp., Ltd.	6,894,073

	Spain - 0.99%
750,000	Gas Natural SDG S.A.	14,974,847

	Sweden - 2.16%
600,000	Electrolux AB, Series B	15,854,416
720,000	Swedbank AB, A Shares	16,986,875
		32,841,291

	Switzerland - 3.93%
424,112	Novartis AG	28,893,955
106,586	Zurich Insurance
	Group AG*	30,662,288
		59,556,243

	Taiwan - 0.93%
550,000	Asustek Computer, Inc.	6,296,039
4,054,000	CTCI Corp.	7,757,472
		14,053,511

	Thailand - 0.65%
8,251,600	Charoen Pokphand
	Foods pcl	9,823,333

	United Kingdom - 38.53%
3,985,417	Amlin plc	24,246,864
286,000	AstraZeneca plc	13,848,286
3,250,000	Aviva plc	18,901,552
5,034,211	BAE Systems plc	27,114,543
2,311,548	Balfour Beatty plc	9,726,204
320,000	British American
	Tobacco plc	16,661,882
500,000	British Sky Broadcasting
	Group plc	6,482,775
8,160,154	BT Group plc	32,173,824
1,714,052	Catlin Group, Ltd.	14,204,092
2,234,716	Compass Group plc	27,078,144
2,178,775	Dairy Crest Group plc	14,388,857
877,353	De La Rue plc	12,551,167

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
January 31, 2013 (continued)

		Value
Shares		(note 2)

	United Kingdom (continued)
674,493	Diageo plc	$20,079,131
1,626,926	Drax Group plc	15,301,207
1,933,931	GlaxoSmithKline plc	44,336,588
370,000	Imperial Tobacco
	Group plc	13,760,930
2,569,508	Marks & Spencer
	Group plc	15,473,686
3,267,659	Marston’s plc	6,923,830
650,000	National Grid plc	7,128,674
1,282,390	Phoenix Group Holdings	13,016,772
742,301	Rio Tinto plc	41,911,504
10,942,051	RSA Insurance Group plc	22,855,341
367,000	Severn Trent plc	9,441,046
772,324	Smiths Group plc	15,029,596
4,757,753	Smiths News plc	12,375,106
1,151,358	SSE plc	25,911,704
4,158,175	Standard Life plc	22,791,856
1,627,147	Tate & Lyle plc	20,967,824
2,795,500	The Sage Group plc	14,307,431
1,676,732	Tui Travel plc	7,733,236
2,636,284	Tullett Prebon plc	10,034,752
1,176,214	United Utilities Group plc	13,655,281
5,152,781	Vodafone Group plc	14,064,547
		584,478,232

	United States - 16.86%
381,864	AGL Resources, Inc.	15,961,915
395,781	Cinemark Holdings, Inc.	11,137,277
277,690	Johnson & Johnson	20,526,845
250,000	Las Vegas Sands Corp.	13,812,500
180,000	Mattel, Inc.	6,773,400
853,773	Merck & Co., Inc.	36,925,682
500,388	Microsoft Corp.	13,745,658
1,575,277	Pfizer, Inc.	42,973,557
506,563	Reynolds American, Inc.	22,278,641
220,000	Texas Instruments, Inc.	7,277,600
350,746	United Parcel Service, Inc.,
	Class B	27,810,650
838,399	Verizon Communications,
	Inc.	36,562,581
		255,786,306

	Total common stocks
	(Cost $1,302,125,008)	1,446,818,303

Partnerships - 0.52%
	United States - 0.52%
798,200	Och-Ziff Capital
	Management Group,
	Class A	7,902,180

	Total partnerships
	(Cost $7,789,335)	7,902,180

Value
Shares	(note 2)

REITs - 0.47%
	Netherlands - 0.47%
179,651	Eurocommercial
	Properties N.V.	$7,159,354

	Total REITs
	(Cost $6,920,996)	7,159,354

Rights – 0.04%
	United Kingdom - 0.04%
249,739	Phoenix Group Holdings,
	expiring 2/15/13 (a)(b)	554,521

	Total rights
	(Cost $-)	554,521

	Total long-term investments
	(Cost $1,316,835,339)	1,462,434,358

Short-term investment - 2.33%
35,370,306	Fidelity Institutional
	Treasury Portfolio	35,370,306

	Total short-term investment
	(Cost $35,370,306)	35,370,306

Total investments - 98.74%
	(Cost $1,352,205,645)	1,497,804,664

Net other assets and liabilities – 1.26%		19,166,656

Total net assets – 100.00%		$1,516,971,320

*	Non income producing security
(a)	This security has been deemed illiquid in accordance to the policies and procedures adopted by the Board of Trustees.
(b)	Fair valued at January 31, 2013 as determined in good faith using procedures approved by the Board of Trustees.
REIT	Real Estate Investment Trust

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
January 31, 2013 (continued)

The Fund held the following open forward foreign currency contracts at January 31, 2013:

		Local		Current	Unrealized
	Value	amount		notional	appreciation/
	date	(000’s	)	value	(depreciation	)
British Pound Short	4/11/13	140,000		$221,960,886	$2,383,114

During the six months ended January 31, 2013, average monthly notional value related to forward foreign currency contracts was $111.5 million or 7.4% of net assets.

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
January 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Pharmaceuticals	12.36%
Integrated Telecommunication Services	7.96
Integrated Oil & Gas	5.92
Industrial Conglomerates	5.25
Multi-line Insurance	4.77
Life & Health Insurance	4.26
Packaged Foods & Meats	4.03
Electric Utilities	3.48
Tobacco	3.47
Diversified Banks	3.44
Restaurants	3.19
Diversified Metals & Mining	2.76
Casinos & Gaming	2.55
Property & Casualty Insurance	2.53
Gas Utilities	2.04
Air Freight & Logistics	1.83
Aerospace & Defense	1.79
Water Utilities	1.52
Paper Packaging	1.43
Oil & Gas Equipment & Services	1.35
Distillers & Vintners	1.32
Oil & Gas Drilling	1.27
Construction & Engineering	1.15
Household Appliances	1.05
Department Stores	1.02
Independent Power Producers &
Energy Traders	1.01
Highways & Railtracks	0.99
Real Estate Development	0.96
Application Software	0.94
Wireless Telecommunication Services	0.93
Systems Software	0.91
Commercial Printing	0.83
Distributors	0.82
Movies & Entertainment	0.73
Diversified Real Estate Activities	0.70
Fertilizers & Agricultural Chemicals	0.69
Investment Banking & Brokerage	0.66
Asset Management & Custody Banks	0.52
Hotels, Resorts & Cruise Lines	0.51
Semiconductors	0.48
Retail REITs	0.47
Multi-Utilities	0.47
Electronic Manufacturing Services	0.45
Leisure Products	0.45
Cable & Satellite	0.43
Computer Hardware	0.42
Oil & Gas Exploration & Production	0.30
Long-Term Investments	96.41
Short-Term Investment	2.33
Total Investments	98.74
Net Other Assets and Liabilities	1.26
100.00%

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Technology Fund
January 31, 2013

		Value
Shares		(note 2)

Common stocks - 94.87%
	China - 3.55%
14,506	51job, Inc., ADR * $771,424
677,163	China Digital TV
	Holding Co., Ltd., ADR	1,151,177
89,289	NetEase.com, Inc., ADR *	4,144,796
168,000	Tencent Holdings, Ltd.	5,879,155
		11,946,552

	France - 1.78%
124,325	Cap Gemini	5,993,549

	Germany - 3.27%
68,290	SAP AG	5,594,980
238,391	Wirecard AG	5,428,239
		11,023,219

	Ireland - 1.73%
80,859	Accenture plc, Class A	5,812,953

	Korea - 5.15%
196,430	LG Display Co., Ltd. *	5,285,395
9,066	Samsung Electronics Co., Ltd.	12,055,530
		17,340,925

	Netherlands - 1.76%
79,025	ASML Holding N.V.	5,933,702

	Taiwan - 1.69%
319,949	Taiwan Semiconductor
	Manufacturing Co.,
	Ltd., ADR	5,675,895

	United Kingdom - 7.57%
393,051	ARM Holdings plc	5,379,760
158,175	Mail.ru Group, Ltd., GDR	5,262,482
179,684	Rightmove plc	4,776,245
1,792,221	Spirent Communications plc	4,550,783
2,014,465	Vodafone Group plc	5,498,495
		25,467,765

	United States - 68.37%
122,982	ACI Worldwide, Inc. *	5,846,564
38,054	Amazon.com, Inc. *	10,103,337
22,400	Apple, Inc.	10,198,944
735,030	Cadence Design
	Systems, Inc. *	10,238,968
281,014	Cisco Systems, Inc.	5,780,458
135,549	Cognizant Technology
	Solutions Corp. *	10,597,221
30,770	Coherent, Inc. *	1,704,966
130,726	Comcast Corp., Class A	4,978,046
403,381	Corning, Inc.	4,840,572

Value
Shares	(note 2)

	United States (continued)
108,312	eBay, Inc. *	$6,057,890
217,652	EMC Corp. *	5,356,416
52,203	F5 Networks, Inc. *	5,475,051
66,758	Fiserv, Inc. *	5,361,335
7,774	Google, Inc., Class A *	5,874,734
88,491	Intuit, Inc.	5,520,069
47,209	LinkedIn Corp., Class A *	5,844,002
21,961	MasterCard, Inc., Class A	11,384,582
366,947	Microsoft Corp.	10,080,034
176,532	NetApp, Inc. *	6,355,152
458,931	Nuance Communications,
	Inc. *	11,037,291
113,621	OpenTable, Inc. *	5,986,690
153,750	Oracle Corp.	5,459,662
14,855	Priceline.com, Inc. *	10,182,657
156,700	QUALCOMM, Inc.	10,346,901
163,752	Synopsys, Inc. *	5,475,867
80,196	Teradata Corp. *	5,345,865
58,403	Time Warner Cable, Inc.	5,217,724
142,870	TripAdvisor, Inc. *	6,612,024
173,256	VeriFone Systems, Inc. *	6,015,448
38,911	Visa, Inc., A Shares	6,144,436
36,119	VMware, Inc., Class A *	2,762,381
122,063	Western Digital Corp.	5,736,961
76,592	WEX, Inc. *	6,020,897
313,185	Yahoo!, Inc. *	6,147,823
		230,090,968
	Total long- term investments
	(Cost $258,804,340)	319,285,528

Short-term investment - 3.66%
12,304,779	Fidelity Institutional
	Treasury Portfolio	12,304,779

	Total short-term investment
	(Cost $12,304,779)	12,304,779

Total investments - 98.53%
	(Cost $271,109,119)	331,590,307

Net other assets and liabilities – 1.47%		4,958,361
Total net assets – 100.00%		$336,548,668

*	Non income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Technology Fund
January 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Internet Software & Services	13.43%
Application Software	12.99
Data Processing & Outsourced Services	11.99
IT Consulting & Other Services	8.24
Internet Retail	7.99
Communications Equipment	7.77
Semiconductors	6.87
Computer Storage & Peripherals	5.53
Systems Software	5.44
Computer Hardware	3.03
Cable & Satellite	3.03
Electronic Components	3.01
Semiconductor Equipment	1.76
Wireless Telecommunication Services	1.63
Publishing	1.42
Electronic Equipment & Instruments	0.51
Human Resource & Employment Services	0.23
Long-Term Investments	94.87
Short-Term Investment	3.66
Total Investments	98.53
Net Other Assets and Liabilities	1.47
100.00%

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

International Opportunities Fund
January 31, 2013

		Value
Shares		(note 2)

Common stocks - 96.82%
	Australia - 0.50%
16,500,000	African Petroleum
	Corp., Ltd. *	$12,904,645

	Belgium - 3.16%
432,181	Anheuser-Busch InBev
	N.V.	37,497,527
1,122,015	KBC Groep N.V.	44,234,038
		81,731,565

	Brazil - 1.20%
1,850,000	BM&FBOVESPA S.A.	12,950,511
650,000	BR Malls
	Participacoes S.A.	8,414,895
935,000	CCR S.A.	9,648,856
		31,014,262

	China - 5.07%
242,200	Baidu, Inc., ADR *	26,230,260
33,000,000	China Construction Bank
	Corp., Class H	28,466,617
20,000,000	PetroChina Co., Ltd.,
	Class H	28,522,062
5,310,500	Ping An Insurance (Group)
	Co. of China, Ltd., Class H	47,692,746
		130,911,685

	France - 9.71%
1,236,063	Alstom S.A.	54,864,525
3,010,817	AXA S.A.	55,761,548
1,148,217	Renault S.A.	69,245,210
795,126	Sodexo	70,801,663
		250,672,946

	Germany - 10.40%
552,082	Continental AG	64,804,428
3,099,918	Deutsche Post AG	72,795,891
545,965	Fresenius SE &
	Co., KGaA	66,458,600
787,162	SAP AG	64,491,952
		268,550,871

	Hong Kong - 5.75%
11,579,000	AIA Group, Ltd.	46,059,797
3,021,000	Cheung Kong
	Holdings, Ltd.	49,509,903
28,344,000	Lenovo Group, Ltd.	29,530,330
8,500,000	SJM Holdings, Ltd.	23,345,024
		148,445,054

	India - 1.80%
1,680,000	Tata Motors, Ltd., ADR	46,418,400

Value
Shares	(note 2)

	Japan - 13.46%
1,630,600	Aisin Seiki Co., Ltd.	$53,280,472
853,600	Komatsu, Ltd.	22,729,685
1,166,200	Mitsubishi Corp.	24,587,824
9,628,900	Mitsubishi UFJ Financial
	Group, Inc.	54,859,827
266,800	Nintendo Co., Ltd.	26,024,999
678,300	Nippon Telegraph and
	Telephone Corp.	28,409,306
13,337	NTT Urban
	Development Corp.	13,330,437
1,902,700	Sumitomo Corp.	24,593,924
1,466,700	Tokio Marine
	Holdings, Inc.	43,353,820
434,200	Toyota Motor Corp.	20,725,934
546,030	Yamada Denki Co., Ltd.	21,018,378
1,560,000	Yaskawa Electric Corp.	14,585,817
		347,500,423

	Korea - 3.35%
1,673,225	Korean Reinsurance Co.	17,593,890
51,808	Samsung Electronics
	Co., Ltd.	68,891,782
		86,485,672

	Luxembourg - 1.80%
2,711,899	ArcelorMittal	46,451,191

	Mexico - 1.24%
92,000	Fomento Economico
	Mexicano, S.A.B. de
	C.V., ADR	9,925,880
1,430,000	Grupo Financiero Banorte
	S.A.B. de C.V.	9,842,174
3,300,000	Grupo Mexico S.A.B. de
	C.V., Series B	12,276,438
		32,044,492

	Netherlands - 9.04%
624,101	ASML Holding N.V.	46,861,491
1,734,536	European Aeronautic
	Defence and Space
	Co. N.V.	81,500,124
6,400,000	ING Groep N.V. *	64,731,257
5,262,373	TNT Express N.V.	40,434,997
		233,527,869

	Panama - 0.32%
75,000	Copa Holdings S.A.,
	Class A	8,220,000

	Russia - 0.49%
16,250,000	RusPetro plc *	12,692,957

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

International Opportunities Fund
January 31, 2013 (continued)

		Value
Shares		(note 2)

	Singapore - 1.10%
2,354,530	DBS Group Holdings, Ltd.	$28,460,202

	Spain - 2.43%
2,500,000	Amadeus IT Holding S.A.,
	A Shares	62,713,429

	Sweden - 2.89%
3,075,808	Svenska Cellulosa AB,
	B Shares	74,599,054

	Switzerland - 2.83%
329,929	Roche Holding AG	73,015,439

	Taiwan - 1.37%
2,000,000	Taiwan Semiconductor
	Manufacturing Co.,
	Ltd., ADR	35,480,000

	Thailand - 1.63%
6,333,900	Kasikornbank pcl	42,162,278

	United Kingdom - 11.57%
5,180,650	Capita Group plc	64,663,943
16,792,519	Essar Energy, Ltd. *	34,809,248
2,434,609	GlaxoSmithKline plc	55,814,947
60,198,517	Lloyds Banking
	Group plc *	49,322,308
649,433	Rio Tinto plc	36,668,028
10,500,000	Standard Life plc	57,552,770
		298,831,244

	United States - 5.71%
19,792	Amazon.com, Inc. *	5,254,776
384,451	AmerisourceBergen
	Corp.	17,442,542
1,391,340	Cadence Design
	Systems, Inc. *	19,381,366
306,721	Cognizant Technology
	Solutions Corp., Class A *	23,979,448
29,137	Google, Inc., Class A *	22,018,539
53,429	MasterCard, Inc., Class A	27,697,594
578,003	Nuance
	Communications, Inc. *	13,900,972
25,873	Priceline.com, Inc. *	17,735,165
		147,410,402

	Total common stocks
	(Cost $2,140,361,763)	2,500,244,080

Value
Shares	(note 2)

Preferred stock - 0.75%
	Korea - 0.75%
24,750	Samsung Electronics
	Co., Ltd.	$19,274,055

	Total preferred stock
	(Cost $19,009,513)	19,274,055

	Total long-term investments
	(Cost $2,159,371,276)	2,519,518,135

Short-term investment - 3.73%
96,411,159	Fidelity Institutional
	Treasury Portfolio	96,411,159

	Total short-term investment
	(Cost $96,411,159)	96,411,159

Total investments - 101.30%
	(Cost $2,255,782,435)	2,615,929,294

Net other assets and liabilities – (1.30)%		(33,638,059)
Total net assets – 100.00%		$2,582,291,235

*	Non income producing security
ADR	American Depositary Receipts

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

International Opportunities Fund
January 31, 2013 (continued)

The Fund held the following open forward foreign currency contracts at January 31, 2013:

		Local		Current	Unrealized
	Value	amount		notional	appreciation/
	date	(000’s	)	value	(depreciation	)
Euro Short	2/15/13	184,262		$250,206,625	$(15,206,625)

During the six months ended January 31, 2013, average monthly notional value related to forward foreign currency contracts was $189.0 million or 7.3% of net assets.

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

International Opportunities Fund
January 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	9.97%
Life & Health Insurance	5.86
Pharmaceuticals	4.99
Semiconductors	4.79
Auto Parts & Equipment	4.57
Air Freight & Logistics	4.39
Application Software	3.79
Data Processing & Outsourced Services	3.50
Automobile Manufacturers	3.48
Aerospace & Defense	3.16
Paper Products	2.89
Restaurants	2.74
Construction & Farm Machinery &
Heavy Trucks	2.68
Health Care Equipment	2.57
Other Diversified Financial Services	2.51
Human Resource & Employment Services	2.50
Oil & Gas Exploration & Production	2.34
Multi-line Insurance	2.16
Heavy Electrical Equipment	2.12
Real Estate Development	1.92
Trading Companies & Distributors	1.90
Diversified Metals & Mining	1.90
Internet Software & Services	1.87
Semiconductor Equipment	1.82
Steel	1.80
Property & Casualty Insurance	1.68
Brewers	1.45
Computer Hardware	1.14
Integrated Oil & Gas	1.10
Integrated Telecommunication Services	1.10
Home Entertainment Software	1.01
IT Consulting & Other Services	0.93
Casinos & Gaming	0.90
Internet Retail	0.89
Real Estate Operating Companies	0.84
Computer & Electronics Retail	0.81
Reinsurance	0.68
Health Care Distributors	0.68
Electronic Components	0.57
Specialized Finance	0.50
Soft Drinks	0.38
Highways & Railtracks	0.37
Airlines	0.32
Long-Term Investments	97.57
Short-Term Investment	3.73
Total Investments	101.30
Net Other Assets and Liabilities	(1.30)
100.00%

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

World Select Fund
January 31, 2013
		Value
Shares		(note 2)

Common stocks - 99.73%
	Belgium - 2.59%
8,070	KBC Groep N.V.	$318,150

	Germany - 5.92%
2,480	Allianz SE	354,750
41,110	Infineon Technologies AG	370,918
		725,668

	Hong Kong - 3.01%
92,700	AIA Group, Ltd.	368,749

	Indonesia - 2.19%
289,200	PT Bank Mandiri Tbk	268,713

	Japan - 4.15%
7,800	Makita Corp.	379,999
3,200	Sumitomo Mitsui Financial
	Group, Inc.	128,427
		508,426

	Switzerland - 3.02%
5,280	Nestle S.A.	370,740

	Turkey - 2.41%
29,900	Turkiye Halk Bankasi A/S	295,812

	United Kingdom - 22.24%
15,806	BG Group plc	280,765
67,050	Centrica plc	372,407
154,600	ITV plc	281,485
422,270	Lloyds Banking
	Group plc *	345,977
5,380	Rio Tinto plc	303,763
14,522	Standard Chartered plc	386,360
9,136	Unilever plc	371,951
141,400	Vodafone Group plc	385,952
		2,728,660

Value
Shares	(note 2)

	United States - 54.20%
470	Apple, Inc.	$213,996
3,100	Bed Bath & Beyond, Inc. *	181,970
4,240	BorgWarner, Inc. *	314,523
9,370	Broadcom Corp., Class A	304,057
8,570	CBS Corp., Class B	357,540
9,270	Citigroup, Inc.	390,823
4,580	Citrix Systems, Inc. *	335,073
3,280	Cummins, Inc.	376,642
3,030	DaVita, Inc. *	349,692
14,752	General Electric Co.	328,675
505	Google, Inc., Class A *	381,623
4,580	Las Vegas Sands Corp.	253,045
5,480	Limited Brands, Inc.	263,150
14,060	Microsoft Corp.	386,228
4,780	National Oilwell Varco, Inc.	354,389
4,930	Occidental
	Petroleum Corp.	435,171
7,170	Oracle Corp.	254,607
15,760	Pfizer, Inc.	429,933
3,742	Praxair, Inc.	413,005
2,730	PVH Corp.	324,515
		6,648,657

	Total long-term investments
	(Cost $10,455,795)	12,233,575

Short-term investment - 1.59%
195,590	Fidelity Institutional
	Treasury Portfolio	195,590

	Total short-term investment
	(Cost $195,590)	195,590

Total investments - 101.32%
	(Cost $10,651,385)	12,429,165

Net other assets and liabilities – (1.32)%		(162,039)
Total net assets – 100.00%		$12,267,126

*	Non income producing security

See notes to financial statements

Henderson Global Funds	Portfolio of investments
(unaudited)

World Select Fund
January 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	14.21%
Packaged Foods & Meats	6.05
Integrated Oil & Gas	5.84
Semiconductors	5.50
Systems Software	5.22
Broadcasting	5.21
Pharmaceuticals	3.50
Industrial Gases	3.37
Other Diversified Financial Services	3.19
Wireless Telecommunication Services	3.15
Internet Software & Services	3.11
Industrial Machinery	3.10
Construction & Farm Machinery &
Heavy Trucks	3.07
Multi-Utilities	3.04
Life & Health Insurance	3.01
Multi-line Insurance	2.89
Oil & Gas Equipment & Services	2.89
Health Care Services	2.85
Application Software	2.73
Industrial Conglomerates	2.68
Apparel, Accessories & Luxury Goods	2.65
Auto Parts & Equipment	2.56
Diversified Metals & Mining	2.48
Apparel Retail	2.15
Casinos & Gaming	2.06
Computer Hardware	1.74
Homefurnishing Retail	1.48
Long-Term Investments	99.73
Short-Term Investment	1.59
Total Investments	101.32
Net Other Assets and Liabilities	(1.32)
100.00%

See notes to financial statements

This page intentionally left blank.

Henderson Global Funds	Financial statements
(unaudited)

Statements of assets and liabilities
January 31, 2013

		Dividend	Emerging
	All	& Income	Markets
	Asset	Builder	Opportunities
	Fund	Fund	Fund
Assets:
Investments, at fair value
Securities	$31,442,925	$890,716	$25,770,210
Affiliated investments, at fair value	1,661,871	—	—
Short-term investment, at fair value	18,010,415	28,054	2,528,180
Total investments	51,115,211	918,770	28,298,390
Cash	—	8,113	—
Foreign cash, at value	149,555	206	6,770
Cash at broker for open futures contracts	825,803	—	—
Dividends and interest receivable	12,806	1,400	14,473
Receivable for investment securities sold	—	16,035	341,588
Receivable for fund shares sold	746,214	2,698,837	740,946
Receivable from investment adviser	—	9,447	—
Unrealized appreciation on open futures contracts	440,563	—	—
Unrealized appreciation on forward foreign currency contracts	166,116	—	—
Unrealized appreciation on open swap contracts	—	1,147	—
Prepaid expenses and other assets	21,707	22,217	32,779
Total Assets	53,477,975	3,676,172	29,434,946
Liabilities:
Payable for investment securities purchased	1,549,229	—	2,102,581
Payable for fund shares redeemed	97,754	—	41,694
Credit default swap contracts premiums received	—	460	—
Unrealized depreciation on open futures contracts	45,440	—	—
Unrealized depreciation on forward foreign currency contracts	163,000	—	—
Payable to investment adviser	5,326	—	19,570
Payable for 12b-1 distribution and service fees	6,284	68	4,540
Accrued expenses and other payables	36,317	30,301	71,139
Total Liabilities	1,903,350	30,829	2,239,524
Net assets	$51,574,625	$3,645,343	$27,195,422
Net assets consist of:
Paid-in capital	$49,754,390	$3,562,729	$28,786,480
Accumulated undistributed net investment loss	(122,642)	(2,286)	(289,472)
Accumulated net realized gain/(loss) on investments, futures, options, swaps and foreign currency transactions	365,109	2,784	(3,490,180)
Net unrealized appreciation of investments, futures, options, swaps and foreign currencies	1,577,768	82,116	2,188,594
	$51,574,625	$3,645,343	$27,195,422

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of assets and liabilities
January 31, 2013 (continued)

European	Global Equity	Global	International	World
Focus	Income	Technology	Opportunities	Select
Fund	Fund	Fund	Fund	Fund

$574,328,443	$1,462,434,358	$319,285,528	$2,519,518,135	$12,233,575
—	—	—	—	—
30,492,591	35,370,306	12,304,779	96,411,159	195,590
604,821,034	1,497,804,664	331,590,307	2,615,929,294	12,429,165
—	—	—	8,171	—
1	1,460,334	4,774,096	691,002	—
—	—	—	—	—
330,778	7,868,312	1,041,938	6,333,170	19,858
12,010,406	4,070,755	9,371,885	63,291,654	—
2,970,016	14,373,294	3,220,379	5,573,937	298
—	—	—	—	—
—	—	—	—	—
—	2,383,114	—	—	—
—	—	—	—	—
61,077	107,233	40,409	142,056	25,301
620,193,312	1,528,067,706	350,039,014	2,691,969,284	12,474,622

27,882,522	6,565,922	10,821,257	84,224,539	128,033
826,909	2,553,043	2,104,350	4,351,037	46,151
—	—	—	—	—
—	—	—	—	—
3,243,802	—	—	15,206,625	—
488,700	969,648	282,403	2,129,169	959
159,102	487,373	102,694	680,277	6,002
386,906	520,400	179,642	3,086,402	26,351
32,987,941	11,096,386	13,490,346	109,678,049	207,496
$587,205,371	$1,516,971,320	$336,548,668	$2,582,291,235	$12,267,126

$836,509,634	$1,580,324,397	$305,133,032	$3,047,327,542	$13,206,825
(9,313,833)	(6,097,297)	(823,845)	(8,439,898)	(26,747)

(288,316,392)	(205,392,500)	(28,163,458)	(800,474,192)	(2,690,250)

48,325,962	148,136,720	60,402,939	343,877,783	1,777,298
$587,205,371	$1,516,971,320	$336,548,668	$2,582,291,235	$12,267,126

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of assets and liabilities
January 31, 2013 (continued)

		Dividend	Emerging
	All	& Income	Markets
	Asset	Builder	Opportunities
	Fund	Fund	Fund
Net assets:
Class A Shares	$10,698,322	$31,480	$10,003,851
Class B Shares	N/A	N/A	N/A
Class C Shares	$5,405,711	$74,179	$3,202,563
Class I Shares	$35,470,592	$3,539,684	$13,989,008
Class R Shares	N/A	N/A	N/A
Shares outstanding:
Class A Shares (unlimited number of shares authorized)	1,033,636	2,860	1,096,635
Class B Shares (unlimited number of shares authorized)	N/A	N/A	N/A
Class C Shares (unlimited number of shares authorized)	524,490	6,763	354,694
Class I Shares (unlimited number of shares authorized)	3,423,132	322,062	1,534,113
Class R Shares (unlimited number of shares authorized)	N/A	N/A	N/A
Class A shares:
Net asset value and redemption price per share	$10.35	$11.01	$9.12
Maximum sales charge*	5.75%	5.00%	5.75%
Maximum offering price per share	$10.98	$11.59	$9.68
Class B shares:
Net asset value and offering price per share	N/A	N/A	N/A
Class C shares:
Net asset value and offering price per share	$10.31	$10.97	$9.03
Class I shares:
Net asset value and offering price per share	$10.36	$10.99	$9.12
Class R shares:
Net asset value and offering price per share	N/A	N/A	N/A
Investments, at cost	$49,944,689	$837,399	$26,066,845
Foreign cash, at cost	$140,516	$205	$6,889

* On purchases of $50,000 or more, the sales charge will be reduced.

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of assets and liabilities
January 31, 2013 (continued)

European	Global Equity	Global	International	World
Focus	Income	Technology	Opportunities	Select
Fund	Fund	Fund	Fund	Fund

$282,560,711	$576,594,281	$164,617,755	$1,353,892,300	$4,834,417
$19,062,111	N/A	$9,521,616	$45,418,510	N/A
$96,800,751	$450,758,582	$70,164,298	$420,695,548	$5,896,494
$188,781,798	$489,618,457	$92,244,999	$755,193,903	$1,536,215
N/A	N/A	N/A	$7,090,974	N/A

10,877,604	74,668,201	7,801,190	61,783,563	435,044
770,299	N/A	490,831	2,192,188	N/A
3,921,568	58,637,547	3,622,355	20,308,710	541,918
7,274,623	63,322,128	4,324,981	34,468,691	137,785
N/A	N/A	N/A	327,838	N/A

$25.98	$7.72	$21.10	$21.91	$11.11
5.75%	5.75%	5.75%	5.75%	5.75%
$27.56	$8.19	$22.39	$23.25	$11.79

$24.75	N/A	$19.40	$20.72	N/A

$24.68	$7.69	$19.37	$20.72	$10.88

$25.95	$7.73	$21.33	$21.91	$11.15

N/A	N/A	N/A	$21.63	N/A
$553,226,851	$1,352,205,645	$271,109,119	$2,255,782,435	$10,651,385
$1	$1,288,924	$4,852,237	$690,370	$—

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of operations
For the six months ended January 31, 2013

			Dividend	Emerging
	All		& Income	Markets
	Asset		Builder	Opportunities
	Fund		Fund *	Fund
Investment income:
Dividends	$294,966		$14,632	$98,093
Dividends from affiliated investments	82,100		—	—
Interest	3,953		—	—
Foreign taxes withheld	—		(375)	(12,031)
Total Investment Income	381,019		14,257	86,062
Expenses:
Investment advisory fees	89,491		3,239	101,066
12b-1 distribution and service fees: Class A Shares	12,003		35	9,818
Class B Shares	—		—	—
Class C Shares	13,649		236	13,231
Class R Shares	—		—	—
Sub-accounting fees: Class A Shares	2,322		15	5,341
Class B Shares	—		—	—
Class C Shares	212		15	1,106
Class I Shares	2,216		40	739
Class R Shares	—		—	—
Transfer agent fees: Class A Shares	891		50	1,349
Class B Shares	—		—	—
Class C Shares	—		50	460
Class I Shares	4,340		295	1,043
Class R Shares	—		—	—
Deferred offering costs	42,280		30,393	—
Audit fees	16,560		17,568	16,560
Registration and filing fees	8,754		3,025	17,675
Custodian fees	6,750		10,025	14,688
Administrative fees	5,627		108	2,542
Accounting fees	5,608		7,723	4,904
Printing and postage fees	3,376		1,830	1,504
Legal fees	3,232		1,098	875
Trustees’ fees and expenses	1,626		732	721
Compliance officer fees	867		275	337
Organization expense	—		4,507	—
Miscellaneous fees	1,200		1,646	5,704
Total Expenses	221,004		82,905	199,663
Fees waived and/or expenses reimbursed by investment adviser	(61,112)		(78,100)	(20,985)
Net Expenses	159,892		4,805	178,678
Net investment income/(loss)	221,127		9,452	(92,616)
Net realized and unrealized gain/(loss):
Net realized gain/(loss) from:
Investment transactions	(88,370	)(a)	2,827	(16,704)
Distributions from investment companies	21,265		—	—
Futures contracts	644,479		—	—
Option contracts	—		—	—
Swap contracts	—		500	—
Foreign currency transactions	(50,243)		(543)	53
Net change in unrealized appreciation/(depreciation) of:
Investments	1,228,843		80,971 (b)	2,996,675 (b)
Futures contracts	408,223		—	—
Option contracts	—		—	—
Swap contracts	—		1,147	—
Translation of other assets and liabilities	42,787		(2)	(67)
Net Realized and Unrealized Gain	2,206,984		84,900	2,979,957
Net increase in net assets resulting from operations	$2,428,111		$94,352	$2,887,341

(a)	Affiliated companies for All Asset Fund accounted for $(140,087) of net realized gain/(loss) from investment transactions.
(b)	Includes foreign capital gains tax of $(400), $(42,333) and $(1,584,930) for Dividend & Income Builder Fund, Emerging Markets Opportunities Fund and International Opportunities Fund, respectively.
*	Fund commenced operations on August 1, 2012.

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of operations
(continued)

European	Global Equity	Global	International	World
Focus	Income	Technology	Opportunities	Select
Fund	Fund	Fund	Fund	Fund

$3,432,194	$44,409,674	$3,444,500	$11,613,533	$152,700
—	—	—	14,339	—
—	280	—	283	—
(152,193)	(2,786,853)	(37,327)	(1,087,279)	(1,186)
3,280,001	41,623,101	3,407,173	10,540,876	151,514
2,646,081	5,256,186	1,618,979	12,215,043	54,172
329,152	654,706	204,660	1,631,335	8,207
100,104	—	50,019	235,935	—
474,178	1,994,426	355,831	2,084,278	29,381
—	—	—	16,805	—
138,050	172,190	72,750	680,500	2,576
16,110	—	7,805	41,785	—
62,100	142,475	37,670	310,300	2,117
48,280	94,220	22,120	167,400	184
—	—	—	4,715	—
46,041	72,802	23,282	161,394	887
3,864	—	1,564	7,976	—
16,195	49,054	10,797	63,126	828
19,017	42,831	8,231	71,447	183
—	—	—	1,227	—
—	—	—	—	—
16,560	16,560	16,560	17,480	16,560
41,000	66,015	30,540	54,035	19,421
120,790	102,605	32,050	252,120	5,520
66,963	164,401	40,734	309,389	1,705
8,042	8,135	7,583	7,951	6,974
39,847	99,215	24,230	189,480	1,104
24,840	63,795	15,640	123,260	619
19,170	46,777	11,592	91,070	440
10,807	27,066	6,063	52,870	302
—	—	—	—	—
31,771	60,505	21,159	171,841	3,128
4,278,962	9,133,964	2,619,859	18,962,762	154,308
—	—	—	—	(38,847)
4,278,962	9,133,964	2,619,859	18,962,762	115,461
(998,961)	32,489,137	787,314	(8,421,886)	36,053

(2,845,796)	38,585,637	512,522	88,860,833	1,348,663
—	—	—	—	—
—	—	—	—	—
(319,726)	—	—	(497,016)	—
—	—	—	—	—
(655,786)	(10,707,724)	92,755	(3,679,221)	(2,832)
90,917,516	88,342,479	19,016,027	281,732,428(b )	120,762
—	—	—	—	—
319,726	—	—	497,016	—
—	—	—	—	—
(4,377,950)	5,471,964	30,038	(21,101,968)	66
83,037,984	121,692,356	19,651,342	345,812,072	1,466,659
$82,039,023	$154,181,493	$20,438,656	$337,390,186	$1,502,712

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of changes in net assets
All Asset Fund

	Six months ended	Period ended
	January 31, 2013	July 31, 2012 *
Net investment income	$221,127	$50,623
Net realized gain/(loss) on investments, distributions from investment companies, futures contracts and foreign currency transactions	527,131	(42,307)
Net change in unrealized appreciation/(depreciation) of investments, futures contracts and foreign currency translations	1,679,853	(102,085)
Net increase/(decrease) in net assets resulting from operations	2,428,111	(93,769)

Distributions to shareholders from net investment income:
Class A Shares	(94,424)	—
Class C Shares	(30,321)	—
Class I Shares	(342,009)	—
Total distributions to shareholders from net investment income	(466,754)	—

Distributions to shareholders from net realized gains:
Class A Shares	(16,634)	—
Class C Shares	(6,285)	—
Class I Shares	(52,932)	—
Total distributions to shareholders from net realized gains	(75,851)	—

Increase from Fund share transactions:
Class A Shares	4,561,958	5,683,730
Class C Shares	4,259,236	1,005,845
Class I Shares	5,239,329	29,032,790
Net increase from Fund share transactions:	14,060,523	35,722,365
Net increase in net assets	15,946,029	35,628,596

Net assets:
Beginning of period	35,628,596	—
End of period	$51,574,625	$35,628,596
Accumulated undistributed net investment income/(loss)	$(122,642)	$122,985

* Fund commenced operations on March 30, 2012.

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of changes in net assets
Dividend & Income Builder Fund

Period ended
January 31, 2013 *
Net investment income	$9,452
Net realized gain on investments, swap contracts and foreign currency transactions	2,784
Net change in unrealized appreciation of investments, swap contracts and foreign currency translations	82,116
Net increase in net assets resulting from operations	94,352

Distributions to shareholders from net investment income:
Class A Shares	(298)
Class C Shares	(744)
Class I Shares	(10,696)
Total distributions to shareholders from net investment income	(11,738)

Increase from Fund share transactions:
Class A Shares	28,666
Class C Shares	69,534
Class I Shares	3,464,529
Net increase from Fund share transactions:	3,562,729
Net increase in net assets	3,645,343

Net assets:
Beginning of period	—
End of period	$3,645,343
Accumulated undistributed net investment loss	$(2,286)

* Fund commenced operations on August 1, 2012.

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of changes in net assets
Emerging Markets Opportunities Fund

	Six months ended	Year ended
	January 31, 2013	July 31, 2012
Net investment loss	$(92,616)	$(41,865)
Net realized loss on investments and foreign currency transactions	(16,651)	(2,932,066)
Net change in unrealized appreciation/(depreciation) of investments and foreign currency translations	2,996,608	(1,065,121)
Net increase/(decrease) in net assets resulting from operations	2,887,341	(4,039,052)

Distributions to shareholders from net investment income:
Class A Shares	(50,326)	(83,851)
Class C Shares	(6,619)	(24,898)
Class I Shares	(106,840)	(88,994)
Total distributions to shareholders from net investment income	(163,785)	(197,743)

Increase/(decrease) from Fund share transactions:
Class A Shares	1,937,958	(5,906,361)
Class C Shares	548,885	1,250,313
Class I Shares	4,944,059	5,326,961
Net increase from Fund share transactions:	7,430,902	670,913
Net increase/(decrease) in net assets	10,154,458	(3,565,882)

Net assets:
Beginning of period	17,040,964	20,606,846
End of period	$27,195,422	$17,040,964
Accumulated undistributed net investment loss	$(289,472)	$(33,071)

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of changes in net assets
European Focus Fund

	Six months ended	Year ended
	January 31, 2013	July 31, 2012
Net investment income/(loss)	$(998,961)	$5,509,740
Net realized loss on investments, options and foreign currency transactions	(3,821,308)	(5,546,056)
Net change in unrealized appreciation/(depreciation) of investments, options and foreign currency translations	86,859,292	(120,111,960)
Net increase/(decrease) in net assets resulting from operations	82,039,023	(120,148,276)

Distributions to shareholders from net investment income:
Class A Shares	(3,862,742)	(12,721,862)
Class B Shares	(77,089)	(1,055,757)
Class C Shares	(655,390)	(4,115,335)
Class I Shares	(2,990,865)	(5,056,593)
Total distributions to shareholders from net investment income	(7,586,086)	(22,949,547)

Increase/(decrease) from Fund share transactions:
Class A Shares	8,529,336	(20,232,625)
Class B Shares	(3,718,708)	(7,474,864)
Class C Shares	(5,075,800)	(14,828,072)
Class I Shares	47,907,892	21,334,266
Net increase/(decrease) from Fund share transactions:	47,642,720	(21,201,295)
Net increase/(decrease) in net assets	122,095,657	(164,299,118)

Net assets:
Beginning of period	465,109,714	629,408,832
End of period	$587,205,371	$465,109,714
Accumulated undistributed net investment loss	$(9,313,833)	$(728,786)

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of changes in net assets
Global Equity Income Fund

	Six months ended	Year ended
	January 31, 2013	July 31, 2012
Net investment income	$32,489,137	$71,563,429
Net realized gain/(loss) on investments and foreign currency transactions	27,877,913	(85,365,998)
Net change in unrealized appreciation of investments and foreign currency translations	93,814,443	29,907,519
Net increase in net assets resulting from operations	154,181,493	16,104,950

Distributions to shareholders from net investment income:
Class A Shares	(14,623,282)	(30,797,395)
Class C Shares	(9,759,807)	(21,569,191)
Class I Shares	(11,368,562)	(19,485,873)
Total distributions to shareholders from net investment income	(35,751,651)	(71,852,459)

Increase from Fund share transactions:
Class A Shares	62,332,320	5,394,507
Class C Shares	50,965,810	20,054,724
Class I Shares	122,127,579	142,343,109
Net increase from Fund share transactions:	235,425,709	167,792,340
Net increase in net assets	353,855,551	112,044,831

Net assets:
Beginning of period	1,163,115,769	1,051,070,938
End of period	$1,516,971,320	$1,163,115,769
Accumulated undistributed net investment loss	$(6,097,297)	$(2,834,783)

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of changes in net assets
Global Technology Fund

	Six months ended	Year ended
	January 31, 2013	July 31, 2012
Net investment income/(loss)	$787,314	$(2,778,842)
Net realized gain on investments and foreign currency transactions	605,277	16,375,075
Net change in unrealized appreciation/(depreciation) of investments and foreign currency translations	19,046,065	(30,794,107)
Net increase/(decrease) in net assets resulting from operations	20,438,656	(17,197,874)

Increase/(decrease) from Fund share transactions:
Class A Shares	(3,169,078)	(24,119,142)
Class B Shares	(869,621)	(1,470,200)
Class C Shares	(3,738,043)	(5,676,837)
Class I Shares	26,409,570	10,918,238
Net increase/(decrease) from Fund share transactions:	18,632,828	(20,347,941)
Net increase/(decrease) in net assets	39,071,484	(37,545,815)

Net assets:
Beginning of period	297,477,184	335,022,999
End of period	$336,548,668	$297,477,184
Accumulated undistributed net investment loss	$(823,845)	$(1,611,159)

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of changes in net assets
International Opportunities Fund

	Six months ended	Year ended
	January 31, 2013	July 31, 2012
Net investment income/(loss)	$(8,421,886)	$18,854,622
Net realized gain/(loss) on investments, options and foreign currency transactions	84,684,596	(56,533,004)
Net change in unrealized appreciation/(depreciation) of investments, options and foreign currency translations	261,127,476	(359,261,616)
Net increase/(decrease) in net assets resulting from operations	337,390,186	(396,939,998)

Distributions to shareholders from net investment income:
Class A Shares	(9,051,310)	(8,152,193)
Class I Shares	(7,133,469)	(6,959,597)
Class R Shares	(21,816)	(24,972)
Total distributions to shareholders from net investment income	(16,206,595)	(15,136,762)

Increase/(decrease) from Fund share transactions:
Class A Shares	(80,029,959)	(445,329,246)
Class B Shares	(9,552,733)	(20,729,867)
Class C Shares	(51,167,262)	(145,084,044)
Class I Shares	10,334,350	(58,088,592)
Class R Shares	(245,095)	94,728
Net decrease from Fund share transactions:	(130,660,699)	(669,137,021)
Net increase/(decrease) in net assets	190,522,892	(1,081,213,781)

Net assets:
Beginning of period	2,391,768,343	3,472,982,124
End of period	$2,582,291,235	$2,391,768,343
Accumulated undistributed net investment income/(loss)	$(8,439,898)	$16,188,583

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of changes in net assets
World Select Fund

	Six months ended	Year ended
	January 31, 2013	July 31, 2012
Net investment income/(loss)	$36,053	$(35,716)
Net realized gain on investments and foreign currency transactions	1,345,831	1,109,479
Net change in unrealized appreciation/(depreciation) of investments and foreign currency translations	120,828	(1,501,568)
Net increase/(decrease) in net assets resulting from operations	1,502,712	(427,805)

Distributions to shareholders from net investment income:
Class A Shares	(22,827)	—
Class C Shares	(12,169)	—
Class I Shares	(6,529)	—
Total distributions to shareholders from net investment income	(41,525)	—

Increase/(decrease) in Fund share transactions:
Class A Shares	(2,956,862)	(678,567)
Class C Shares	(557,919)	(606,367)
Class I Shares	358,988	(6,656)
Net decrease from Fund share transactions:	(3,155,793)	(1,291,590)
Net decrease in net assets	(1,694,606)	(1,719,395)

Net assets:
Beginning of period	13,961,732	15,681,127
End of period	$12,267,126	$13,961,732
Accumulated undistributed net investment loss	$(26,747)	$(21,275)

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of changes - capital stock activity
All Asset Fund

	Six months ended	Period ended
	January 31, 2013	July 31, 2012 *
Amount
Class A shares:
Sold	$6,041,763	$6,002,209
Issued as reinvestment of dividends	106,782	—
Redeemed	(1,586,587)	(318,479)
Net increase	$4,561,958	$5,683,730
Class C shares:
Sold	$4,372,647	$1,005,845
Issued as reinvestment of dividends	35,787	—
Redeemed	(149,198)	—
Net increase	$4,259,236	$1,005,845
Class I shares:
Sold	$5,900,878	$29,112,241
Issued as reinvestment of dividends	393,440	—
Redeemed	(1,054,989)	(79,451)
Net increase	$5,239,329	$29,032,790
Shares
Class A shares:
Sold	600,689	610,452
Issued as reinvestment of dividends	10,507	—
Redeemed	(155,747)	(32,265)
Net increase	455,449	578,187
Class C shares:
Sold	433,331	102,286
Issued as reinvestment of dividends	3,536	—
Redeemed	(14,663)	—
Net increase	422,204	102,286
Class I shares:
Sold	582,171	2,913,463
Issued as reinvestment of dividends	38,671	—
Redeemed	(103,075)	(8,098)
Net increase	517,767	2,905,365

* Fund commenced operations on March 30, 2012.

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of changes - capital stock activity
Dividend & Income Builder Fund

Period ended
January 31, 2013*
Amount
Class A shares:
Sold	$48,373
Issued as reinvestment of dividends	298
Redeemed	(20,005)
Net increase	$28,666
Class C shares:
Sold	$68,790
Issued as reinvestment of dividends	744
Net increase	$69,534
Class I shares:
Sold	$3,454,649
Issued as reinvestment of dividends	10,696
Redeemed	(816)
Net increase	$3,464,529
Shares
Class A shares:
Sold	4,772
Issued as reinvestment of dividends	28
Redeemed	(1,940)
Net increase	2,860
Class C shares:
Sold	6,692
Issued as reinvestment of dividends	71
Net increase	6,763
Class I shares:
Sold	321,123
Issued as reinvestment of dividends	1,017
Redeemed	(78)
Net increase	322,062

* Fund commenced operations on August 1, 2012.

See notes to financial statements

Henderson Global Funds	Financial statements
(unaudited)

Statements of changes - capital stock activity
Emerging Markets Opportunities Fund

	Six months ended	Year ended
	January 31, 2013	July 31, 2012
Amount
Class A shares:
Sold	$2,650,559	$5,894,896
Issued as reinvestment of dividends	49,943	83,356
Redeemed	(762,544)	(11,884,613)
Net increase/(decrease)	$1,937,958	$(5,906,361)
Class C shares:
Sold	$728,548	$1,557,603
Issued as reinvestment of dividends	6,388	24,898
Redeemed	(186,051)	(332,188)
Net increase	$548,885	$1,250,313
Class I shares:
Sold	$5,816,218	$8,037,262
Issued as reinvestment of dividends	104,690	88,994
Redeemed	(976,849)	(2,799,295)
Net increase	$4,944,059	$5,326,961
Shares
Class A shares:
Sold	300,452	678,617
Issued as reinvestment of dividends	5,676	11,482
Redeemed	(89,072)	(1,437,081)
Net increase/(decrease)	217,056	(746,982)
Class C shares:
Sold	83,521	187,748
Issued as reinvestment of dividends	734	3,448
Redeemed	(21,680)	(41,768)
Net increase	62,575	149,428
Class I shares:
Sold	668,665	941,717
Issued as reinvestment of dividends	11,910	12,241
Redeemed	(113,853)	(333,349)
Net increase	566,722	620,609

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of changes - capital stock activity
European Focus Fund

	Six months ended January 31, 2013	Year ended July 31, 2012
Amount
Class A shares:
Sold	$39,578,821	$96,674,950
Issued as reinvestment of dividends	3,495,075	11,509,356
Redeemed	(34,544,560)	(128,416,931)
Net increase/(decrease)	$8,529,336	$(20,232,625)
Class B shares:
Sold	$113,460	$387,634
Issued as reinvestment of dividends	62,554	885,458
Redeemed	(3,894,722)	(8,747,956)
Net decrease	$(3,718,708)	$(7,474,864)
Class C shares:
Sold	$8,235,351	$15,673,190
Issued as reinvestment of dividends	495,819	3,064,881
Redeemed	(13,806,970)	(33,566,143)
Net decrease	$(5,075,800)	$(14,828,072)
Class I shares:
Sold	$66,996,785	$81,457,024
Issued as reinvestment of dividends	2,060,013	3,173,670
Redeemed	(21,148,906)	(63,296,428)
Net increase	$47,907,892	$21,334,266
Shares
Class A shares:
Sold	1,577,898	3,996,219
Issued as reinvestment of dividends	135,521	549,373
Redeemed	(1,393,932)	(5,435,117)
Net increase/(decrease)	319,487	(889,525)
Class B shares:
Sold	4,794	17,431
Issued as reinvestment of dividends	2,544	44,406
Redeemed	(165,424)	(389,800)
Net decrease	(158,086)	(327,963)
Class C shares:
Sold	348,397	674,482
Issued as reinvestment of dividends	20,213	153,782
Redeemed	(588,185)	(1,509,611)
Net decrease	(219,575)	(681,347)
Class I shares:
Sold	2,680,518	3,444,771
Issued as reinvestment of dividends	79,969	151,632
Redeemed	(845,570)	(2,684,962)
Net increase	1,914,917	911,441

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of changes - capital stock activity
Global Equity Income Fund

	Six months ended January 31, 2013	Year ended July 31, 2012
Amount
Class A shares:
Sold	$143,398,955	$202,957,252
Issued as reinvestment of dividends	12,028,100	25,108,694
Redeemed	(93,094,735)	(222,671,439)
Net increase	$62,332,320	$5,394,507
Class C shares:
Sold	$79,930,683	$94,723,998
Issued as reinvestment of dividends	7,012,058	14,695,471
Redeemed	(35,976,931)	(89,364,745)
Net increase	$50,965,810	$20,054,724
Class I shares:
Sold	$160,424,308	$225,533,396
Issued as reinvestment of dividends	8,448,745	13,401,383
Redeemed	(46,745,474)	(96,591,670)
Net increase	$122,127,579	$142,343,109
Shares
Class A shares:
Sold	19,415,531	29,136,869
Issued as reinvestment of dividends	1,645,208	3,634,363
Redeemed	(12,580,101)	(32,307,753)
Net increase	8,480,638	463,479
Class C shares:
Sold	10,860,226	13,613,732
Issued as reinvestment of dividends	963,970	2,136,658
Redeemed	(4,929,770)	(13,013,872)
Net increase	6,894,426	2,736,518
Class I shares:
Sold	21,590,173	32,412,472
Issued as reinvestment of dividends	1,152,055	1,934,854
Redeemed	(6,388,692)	(13,964,719)
Net increase	16,353,536	20,382,607

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of changes - capital stock activity
Global Technology Fund

	Six months ended January 31, 2013	Year ended July 31, 2012
Amount
Class A shares:
Sold	$27,519,970	$55,789,167
Redeemed	(30,689,048)	(79,908,309)
Net decrease	$(3,169,078)	$(24,119,142)
Class B shares:
Sold	$40,676	$409,911
Redeemed	(910,297)	(1,880,111)
Net decrease	$(869,621)	$(1,470,200)
Class C shares:
Sold	$4,594,610	$12,239,550
Redeemed	(8,332,653)	(17,916,387)
Net decrease	$(3,738,043)	$(5,676,837)
Class I shares:
Sold	$37,914,654	$39,980,276
Redeemed	(11,505,084)	(29,062,038)
Net increase	$26,409,570	$10,918,238
Shares
Class A shares:
Sold	1,319,902	2,844,623
Redeemed	(1,488,476)	(4,201,131)
Net decrease	(168,574)	(1,356,508)
Class B shares:
Sold	2,111	23,165
Redeemed	(47,660)	(104,706)
Net decrease	(45,549)	(81,541)
Class C shares:
Sold	242,121	679,548
Redeemed	(437,799)	(1,013,156)
Net decrease	(195,678)	(333,608)
Class I shares:
Sold	1,784,960	2,089,534
Redeemed	(553,791)	(1,527,146)
Net increase	1,231,169	562,388

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of changes - capital stock activity
International Opportunities Fund

	Six months ended January 31, 2013	Year ended July 31, 2012
Amount
Class A shares:
Sold	$96,389,769	$216,540,569
Issued as reinvestment of dividends	8,147,699	7,320,292
Redeemed	(184,567,427)	(669,190,107)
Net decrease	$(80,029,959)	$(445,329,246)
Class B shares:
Sold	$40,890	$153,634
Redeemed	(9,593,623)	(20,883,501)
Net decrease	$(9,552,733)	$(20,729,867)
Class C shares:
Sold	$10,640,140	$24,418,799
Redeemed	(61,807,402)	(169,502,843)
Net decrease	$(51,167,262)	$(145,084,044)
Class I shares:
Sold	$151,145,600	$391,238,384
Issued as reinvestment of dividends	4,735,254	3,555,101
Redeemed	(145,546,504)	(452,882,077)
Net increase/(decrease)	$10,334,350	$(58,088,592)
Class R shares:
Sold	$900,509	$2,906,544
Issued as reinvestment of dividends	9,883	11,418
Redeemed	(1,155,487)	(2,823,234)
Net increase/(decrease)	$(245,095)	$94,728
Shares
Class A shares:
Sold	4,709,447	11,289,890
Issued as reinvestment of dividends	384,688	416,399
Redeemed	(9,041,752)	(35,550,456)
Net decrease	(3,947,617)	(23,844,167)
Class B shares:
Sold	2,026	8,536
Redeemed	(500,420)	(1,161,953)
Net decrease	(498,394)	(1,153,417)
Class C shares:
Sold	548,254	1,359,110
Redeemed	(3,228,518)	(9,457,781)
Net decrease	(2,680,264)	(8,098,671)
Class I shares:
Sold	7,344,929	20,725,159
Issued as reinvestment of dividends	223,677	202,339
Redeemed	(7,188,974)	(23,362,646)
Net increase/(decrease)	379,632	(2,435,148)
Class R shares:
Sold	44,440	153,649
Issued as reinvestment of dividends	472	658
Redeemed	(57,921)	(151,106)
Net increase/(decrease)	(13,009)	3,201

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of changes - capital stock activity
World Select Fund

	Six months ended January 31, 2013	Year ended July 31, 2012
Amount
Class A shares:
Sold	$151,049	$1,036,385
Issued as reinvestment of dividends	19,084	—
Redeemed	(3,126,995)	(1,714,952)
Net decrease	$(2,956,862)	$(678,567)
Class C shares:
Sold	$10,061	$1,105,052
Issued as reinvestment of dividends	9,938	—
Redeemed	(577,918)	(1,711,419)
Net decrease	$(557,919)	$(606,367)
Class I shares:
Sold	$431,244	$61,107
Issued as reinvestment of dividends	6,529	—
Redeemed	(78,785)	(67,763)
Net increase/(decrease)	$358,988	$(6,656)
Shares
Class A shares:
Sold	14,530	111,206
Issued as reinvestment of dividends	1,824	—
Redeemed	(300,935)	(181,235)
Net decrease	(284,581)	(70,029)
Class C shares:
Sold	999	120,900
Issued as reinvestment of dividends	970	—
Redeemed	(56,966)	(182,587)
Net decrease	(54,997)	(61,687)
Class I shares:
Sold	39,802	6,584
Issued as reinvestment of dividends	622	—
Redeemed	(7,584)	(7,115)
Net increase/(decrease)	32,840	(531)

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

For a share outstanding throughout the periods indicated

		Income (loss) from investment operations:			Less distributions:

	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
All Asset Fund
Class A
Period Ended 1/31/2013	$9.93	0.04	0.49	0.53	(0.09)	(0.02)	(0.11)
Period Ended 7/31/2012(a)	10.00	0.01	(0.08)	(0.07)	0.00	0.00	0.00
Class C
Period Ended 1/31/2013	$9.91	0.02	0.47	0.49	(0.07)	(0.02)	(0.09)
Period Ended 7/31/2012(a)	10.00	(0.01)	(0.08)	(0.09)	0.00	0.00	0.00
Class I
Period Ended 1/31/2013	$9.94	0.05	0.49	0.54	(0.10)	(0.02)	(0.12)
Period Ended 7/31/2012(a)	10.00	0.02	(0.08)	(0.06)	0.00	0.00	0.00
Dividend & Income Builder Fund
Class A
Period Ended 1/31/2013(a)	$10.00	0.11	1.01	1.12	(0.11)	0.00	(0.11)
Class C
Period Ended 1/31/2013(a)	$10.00	0.05	1.03	1.08	(0.11)	0.00	(0.11)
Class I
Period Ended 1/31/2013(a)	$10.00	0.12	1.01	1.13	(0.14)	0.00	(0.14)
Emerging Markets Opportunities Fund
Class A
Period Ended 1/31/2013	$7.97	(0.04)	1.24	1.20	(0.05)	0.00	(0.05)
Year Ended 7/31/2012	9.74	(0.02)	(1.62)	(1.64)	(0.13)	0.00	(0.13)
Period Ended 7/31/2011(a)	10.00	0.00*	(0.26)	(0.26)	0.00	0.00	0.00
Class C
Period Ended 1/31/2013	$7.89	(0.07)	1.23	1.16	(0.02)	0.00	(0.02)
Year Ended 7/31/2012	9.70	(0.09)	(1.60)	(1.69)	(0.12)	0.00	(0.12)
Period Ended 7/31/2011(a)	10.00	(0.06)	(0.24)	(0.30)	0.00	0.00	0.00
Class I
Period Ended 1/31/2013	$7.98	(0.03)	1.25	1.22	(0.08)	0.00	(0.08)
Year Ended 7/31/2012	9.75	(0.00)*	(1.62)	(1.62)	(0.15)	0.00	(0.15)
Period Ended 7/31/2011(a)	10.00	(0.01)	(0.24)	(0.25)	0.00	0.00	0.00

(a)
The All Asset Fund commenced operations on March 30, 2012, the Dividend & Income Builder Fund commenced operations on August 1, 2012 and the Emerging Markets Opportunities Fund commenced operations on December 31, 2010.

(b)	Per share data was calculated using average shares outstanding during the period.
(c)
Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(d)	Not annualized for periods less than one year.
*	Amount represents less than $0.01.

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

			Ratios to average net assets:
Net asset value, end of period	Total return (c)	Net assets, end of period (000)	Annualized ratio of operating expenses to average net assets	Annualized ratio of net investment income/(loss) to average net assets	Annualized ratio of operating expenses to average net assets without waivers and/or expenses reimbursed	Portfolio turnover rate (d)

$10.35	5.32%	$10,698	0.85%	0.87%	1.15%	16%
9.93	(0.70)	5,740	0.85	0.43	2.13	7

$10.31	4.96%	$5,406	1.60%	0.38%	1.85%	16%
9.91	(0.90)	1,013	1.60	(0.24)	4.49	7

$10.36	5.44%	$35,471	0.60%	1.08%	0.87%	16%
9.94	(0.60)	28,875	0.60	0.52	1.41	7

$11.01	11.26%	$31	1.30%	2.12%	19.74%	29%

$10.97	10.86%	$74	2.05%	1.01%	20.31%	29%

$10.99	11.38%	$3,540	1.05%	2.26%	19.11%	29%

$9.12	15.11%	$10,004	1.79%	(0.92% )	2.07%	20%
7.97	(16.70)	7,011	1.79	(0.25)	2.51	110
9.74	(2.60)	15,841	1.79	0.04	3.97	35

$9.03	14.72%	$3,203	2.54%	(1.67% )	2.77%	20%
7.89	(17.31)	2,305	2.54	(1.08)	3.23	110
9.70	(3.00)	1,384	2.54	(1.06)	4.72	35

$9.12	15.36%	$13,989	1.54%	(0.71% )	1.68%	20%
7.98	(16.49)	7,724	1.54	(0.06)	2.16	110
9.75	(2.50)	3,382	1.54	(0.26)	3.72	35

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

For a share outstanding throughout the periods indicated

		Income (loss) from investment operations:				Less distributions:

	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
European Focus Fund
Class A
Period Ended 1/31/2013	$22.44	(0.04)		3.95	3.91	(0.37)	0.00	(0.37)
Year Ended 7/31/2012	29.07	0.30		(5.71)	(5.41)	(1.22)	0.00	(1.22)
Year Ended 7/31/2011	23.90	0.07		5.89	5.96	(0.79)	0.00	(0.79)
Year Ended 7/31/2010	20.32	(0.03)		4.31	4.28	(0.70)	0.00	(0.70)
Year Ended 7/31/2009	28.57	0.26		(6.20)	(5.94)	(0.60)	(1.71)	(2.31)
Year Ended 7/31/2008	37.04	0.28		(4.64)	(4.36)	(0.87)	(3.25)	(4.12)
Class B
Period Ended 1/31/2013	$21.25	(0.13)		3.73	3.60	(0.10)	0.00	(0.10)
Year Ended 7/31/2012	27.51	0.09		(5.37)	(5.28)	(0.98)	0.00	(0.98)
Year Ended 7/31/2011	22.65	(0.16)		5.62	5.46	(0.60)	0.00	(0.60)
Year Ended 7/31/2010	19.33	(0.20)		4.09	3.89	(0.57)	0.00	(0.57)
Year Ended 7/31/2009	27.17	0.10		(5.83)	(5.73)	(0.40)	(1.71)	(2.11)
Year Ended 7/31/2008	35.46	0.04		(4.43)	(4.39)	(0.66)	(3.25)	(3.91)
Class C
Period Ended 1/31/2013	$21.25	(0.12)		3.72	3.60	(0.17)	0.00	(0.17)
Year Ended 7/31/2012	27.50	0.10		(5.37)	(5.27)	(0.98)	0.00	(0.98)
Year Ended 7/31/2011	22.65	(0.15)		5.60	5.45	(0.60)	0.00	(0.60)
Year Ended 7/31/2010	19.33	(0.20)		4.09	3.89	(0.57)	0.00	(0.57)
Year Ended 7/31/2009	27.17	0.12		(5.85)	(5.73)	(0.40)	(1.71)	(2.11)
Year Ended 7/31/2008	35.46	0.03		(4.42)	(4.39)	(0.66)	(3.25)	(3.91)
Class I
Period Ended 1/31/2013	$22.46	(0.00	) *	3.95	3.95	(0.46)	0.00	(0.46)
Year Ended 7/31/2012	29.10	0.39		(5.73)	(5.34)	(1.30)	0.00	(1.30)
Year Ended 7/31/2011	23.92	0.16		5.88	6.04	(0.86)	0.00	(0.86)
Year Ended 7/31/2010	20.34	0.04		4.30	4.34	(0.76)	0.00	(0.76)
Period Ended 7/31/2009(a)	13.35	0.05		6.94	6.99	0.00	0.00	0.00

(a)	The European Focus Fund Class W commenced operations on March 31, 2009. Class W shares were converted to Class I shares on January 18, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)
Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(d)	Not annualized for periods less than one year.
*	Amount represents less than $0.01.

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

					Ratios to average net assets:
Redemption fees		Net asset value, end of period	Total return (c)	Net assets, end of period (000)	Annualized ratio of operating expenses to average net assets	Annualized ratio of net investment income/(loss) to average net assets	Annualized ratio of operating expenses to average net assets without waivers and/or expenses reimbursed	Portfolio turnover rate (d)

N/A		$25.98	17.44%	$282,561	1.53%	(0.28)%	1.53%	42%
N/A		22.44	(18.32)	236,974	1.53	1.24	1.53	69
N/A		29.07	25.08	332,755	1.54	0.25	1.54	67
0.00	*	23.90	20.97	253,421	1.61	(0.14)	1.61	86
0.00	*	20.32	(14.12)	299,183	1.72	1.52	1.72	51
0.01		28.57	(13.28)	719,752	1.46	0.85	1.49	70

N/A		$24.75	16.93%	$19,062	2.33%	(1.06)%	2.33%	42%
N/A		21.25	(18.97)	19,728	2.36	0.38	2.36	69
N/A		27.51	24.18	34,561	2.29	(0.58)	2.29	67
0.00	*	22.65	20.07	31,989	2.36	(0.88)	2.36	86
0.00	*	19.33	(14.75)	31,555	2.47	0.64	2.47	51
0.01		27.17	(13.92)	50,949	2.21	0.11	2.24	70

N/A		$24.68	16.99%	$96,801	2.30%	(1.05)%	2.30%	42%
N/A		21.25	(18.94)	88,015	2.32	0.45	2.32	69
N/A		27.50	24.13	132,641	2.29	(0.56)	2.29	67
0.00	*	22.65	20.07	115,197	2.36	(0.88)	2.36	86
0.00	*	19.33	(14.75)	114,401	2.47	0.72	2.47	51
0.01		27.17	(13.92)	250,126	2.21	0.10	2.24	70

N/A		$25.95	17.64%	$188,782	1.23%	(0.03)%	1.23%	42%
N/A		22.46	(18.04)	120,392	1.21	1.65	1.21	69
N/A		29.10	25.40	129,452	1.29	0.57	1.29	67
0.00	*	23.92	21.30	73,412	1.36	0.19	1.36	86
0.00		20.34	52.36	8,954	1.60	0.78	1.60	51

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

For a share outstanding throughout the periods indicated

		Income (loss) from investment operations:			Less distributions:
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gain (loss on) investment	Total from investments operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Global Equity Income Fund
Class A
Period Ended 1/31/13	$7.06	0.19	0.68	0.87	(0.21)	0.00	(0.21)
Year Ended 7/31/2012	7.45	0.48	(0.39)	0.09	(0.48)	0.00	(0.48)
Year Ended 7/31/2011	6.99	0.46	0.51	0.97	(0.51)	0.00	(0.51)
Year Ended 7/31/2010	7.11	0.57	(0.17)	0.40	(0.52)	0.00	(0.52)
Year Ended 7/31/2009	8.85	0.58	(1.77)	(1.19)	(0.55)	0.00	(0.55)
Year Ended 7/31/2008	10.65	0.89	(1.88)	(0.99)	(0.78)	(0.03)	(0.81)
Class C
Period Ended 1/31/13	$7.03	0.16	0.68	0.84	(0.18)	0.00	(0.18)
Year Ended 7/31/2012	7.42	0.43	(0.39)	0.04	(0.43)	0.00	(0.43)
Year Ended 7/31/2011	6.96	0.40	0.52	0.92	(0.46)	0.00	(0.46)
Year Ended 7/31/2010	7.08	0.52	(0.17)	0.35	(0.47)	0.00	(0.47)
Year Ended 7/31/2009	8.82	0.51	(1.76)	(1.25)	(0.49)	0.00	(0.49)
Year Ended 7/31/2008	10.62	0.82	(1.88)	(1.06)	(0.71)	(0.03)	(0.74)
Class I
Period Ended 1/31/13	$7.07	0.20	0.68	0.88	(0.22)	0.00	(0.22)
Year Ended 7/31/2012	7.46	0.51	(0.40)	0.11	(0.50)	0.00	(0.50)
Year Ended 7/31/2011	6.99	0.48	0.52	1.00	(0.53)	0.00	(0.53)
Year Ended 7/31/2010	7.12	0.62	(0.21)	0.41	(0.54)	0.00	(0.54)
Period Ended 7/31/2009(a)	6.08	0.32	1.00	1.32	(0.28)	0.00	(0.28)

(a)	The Global Equity Income Fund Class W commenced operations on March 31, 2009. Class W shares converted to Class I shares on January 18, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)
Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(d)	Not annualized for periods less than one year.
*	Amount represents less than $0.01.

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

					Ratios to average net assets:
Redemption fees		Net asset value, end of period	Total return (c)	Net assets, end of period (000)	Annualized ratio of operating expenses to average net assets	Annualized ratio of net investment income/(loss) to average net assets	Annualized ratio of operating expenses to average net assets without waivers and/or expenses reimbursed	Portfolio turnover rate (d)

N/A		$7.72	12.49%	$576,594	1.25%	5.12%	1.25%	62%
N/A		7.06	1.59	467,318	1.29	6.97	1.29	108
N/A		7.45	14.13	489,400	1.32	6.18	1.32	127
0.00	*	6.99	5.76	351,445	1.36	7.89	1.37	174
0.00	*	7.11	(12.93)	186,248	1.40	8.45	1.50	155
0.00	*	8.85	(9.99)	189,490	1.40	8.83	1.44	155

N/A		$7.69	12.12%	$450,759	2.00%	4.38%	2.00%	62%
N/A		7.03	0.82	363,751	2.05	6.21	2.05	108
N/A		7.42	13.35	363,455	2.07	5.36	2.07	127
0.00	*	6.96	5.01	274,571	2.11	7.17	2.12	174
0.00	*	7.08	(13.64)	131,990	2.15	7.40	2.25	155
0.00		8.82	(10.66)	166,946	2.15	8.12	2.19	155

N/A		$7.73	12.62%	$489,618	0.98%	5.37%	0.98%	62%
N/A		7.07	1.87	332,048	1.01	7.38	1.01	108
N/A		7.46	14.55	198,216	1.07	6.35	1.07	127
0.00		6.99	5.87	92,146	1.11	8.60	1.12	174
0.00		7.12	22.03	9,119	1.15	13.83	1.32	155

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

For a share outstanding throughout the periods indicated

		Income (loss) from investment operations:			Less distributions:

	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Return of capital	Total distributions
Global Technology Fund
Class A
Period Ended 1/31/2013	$19.69	0.06	1.35	1.41	0.00	0.00	0.00	0.00
Year Ended 7/31/2012	20.55	(0.15)	(0.71)	(0.86)	0.00	0.00	0.00	0.00
Year Ended 7/31/2011	16.10	(0.08)	4.53	4.45	0.00	0.00	0.00	0.00
Year Ended 7/31/2010	13.32	(0.17)	2.95	2.78	0.00	0.00	0.00	0.00
Year Ended 7/31/2009	13.88	(0.09)	(0.47)	(0.56)	0.00	0.00	0.00	0.00
Year Ended 7/31/2008	16.43	(0.13)	(2.15)	(2.28)	0.00	(0.18)	(0.09)	(0.27)
Class B
Period Ended 1/31/2013	$18.18	(0.02)	1.24	1.22	0.00	0.00	0.00	0.00
Year Ended 7/31/2012	19.13	(0.29)	(0.66)	(0.95)	0.00	0.00	0.00	0.00
Year Ended 7/31/2011	15.10	(0.22)	4.25	4.03	0.00	0.00	0.00	0.00
Year Ended 7/31/2010	12.59	(0.27)	2.78	2.51	0.00	0.00	0.00	0.00
Year Ended 7/31/2009	13.22	(0.17)	(0.46)	(0.63)	0.00	0.00	0.00	0.00
Year Ended 7/31/2008	15.77	(0.23)	(2.06)	(2.29)	0.00	(0.18)	(0.09)	(0.27)
Class C
Period Ended 1/31/2013	$18.15	(0.02)	1.24	1.22	0.00	0.00	0.00	0.00
Year Ended 7/31/2012	19.08	(0.28)	(0.65)	(0.93)	0.00	0.00	0.00	0.00
Year Ended 7/31/2011	15.06	(0.22)	4.24	4.02	0.00	0.00	0.00	0.00
Year Ended 7/31/2010	12.56	(0.27)	2.77	2.50	0.00	0.00	0.00	0.00
Year Ended 7/31/2009	13.19	(0.17)	(0.46)	(0.63)	0.00	0.00	0.00	0.00
Year Ended 7/31/2008	15.73	(0.23)	(2.04)	(2.27)	0.00	(0.18)	(0.09)	(0.27)
Class I
Period Ended 1/31/2013	$19.88	0.09	1.36	1.45	0.00	0.00	0.00	0.00
Year Ended 7/31/2012	20.68	(0.09)	(0.71)	(0.80)	0.00	0.00	0.00	0.00
Year Ended 7/31/2011	16.16	(0.02)	4.54	4.52	0.00	0.00	0.00	0.00
Year Ended 7/31/2010	13.34	(0.13)	2.95	2.82	0.00	0.00	0.00	0.00
Period Ended 7/31/2009(a) 9.94	(0.03)	3.43	3.40	0.00	0.00	0.00	0.00

(a)	The Global Technology Fund Class W commenced operations on March 31, 2009. Class W shares converted to Class I shares on January 18, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)
Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(d)	Not annualized for periods less than one year.
*	Amount represents less than $0.01.

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

					Ratios to average net assets:
Redemption fees		Net asset value, end of period	Total return (c)	Net assets, end of period (000)	Annualized ratio of operating expenses to average net assets	Annualized ratio of net investment income (loss) to average net assets	Annualized ratio of operating expenses to average net assets without waivers and/or expenses reimbursed	Portfolio turnover rate (d)

N/A		$21.10	7.21%	$164,618	1.49%	0.62%	1.49%	42%
N/A		19.69	(4.18)	156,948	1.50	(0.75)	1.50	113
N/A		20.55	27.64	191,623	1.55	(0.42)	1.55	93
0.00	*	16.10	20.87	116,903	1.64	(1.07)	1.64	76
0.00	*	13.32	(4.03)	71,472	1.81	(0.83)	1.81	160
0.00	*	13.88	(14.22)	123,129	1.57	(0.80)	1.57	196

N/A		$19.40	6.77%	$9,522	2.31%	(0.21)%	2.31%	42%
N/A		18.18	(4.97)	9,751	2.36	(1.62)	2.36	113
N/A		19.13	26.69	11,821	2.30	(1.19)	2.30	93
0.00	*	15.10	19.94	9,283	2.39	(1.82)	2.39	76
0.00	*	12.59	(4.77)	5,994	2.56	(1.65)	2.56	160
0.01		13.22	(14.82)	7,465	2.32	(1.52)	2.32	196

N/A		$19.37	6.78%	$70,164	2.26%	(0.16)%	2.26%	42%
N/A		18.15	(4.87)	69,286	2.29	(1.54)	2.29	113
N/A		19.08	26.69	79,228	2.30	(1.17)	2.30	93
0.00	*	15.06	19.90	53,793	2.39	(1.82)	2.39	76
0.00	*	12.56	(4.78)	39,330	2.56	(1.61)	2.56	160
0.00	*	13.19	(14.79)	61,795	2.32	(1.52)	2.32	196

N/A		$21.33	7.34%	$92,245	1.21%	0.88%	1.21%	42%
N/A		19.88	(3.87)	61,492	1.23	(0.47)	1.23	113
N/A		20.68	27.97	52,351	1.30	(0.12)	1.30	93
0.00	*	16.16	21.14	18,810	1.39	(0.82)	1.39	76
0.00		13.34	34.21	2,914	1.71	(0.74)	1.71	160

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

For a share outstanding throughout the periods indicated

		Income (loss) from investment operations:			Less distributions:

	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
International Opportunities Fund
Class A
Period Ended 1/31/2013	$19.22	(0.06)	2.90	2.84	(0.15)	0.00	(0.15)
Year Ended 7/31/2012	21.77	0.15	(2.59)	(2.44)	(0.11)	0.00	(0.11)
Year Ended 7/31/2011	19.10	0.13	2.68	2.81	(0.14)	0.00	(0.14)
Year Ended 7/31/2010	18.87	0.16	0.14	0.30	(0.07)	0.00	(0.07)
Year Ended 7/31/2009	22.11	0.25	(3.20)	(2.95)	(0.20)	(0.09)	(0.29)
Year Ended 7/31/2008	26.91	0.19	(2.63)	(2.44)	0.00	(2.36)	(2.36)
Class B
Period Ended 1/31/2013	$18.13	(0.14)	2.73	2.59	0.00	0.00	0.00
Year Ended 7/31/2012	20.58	(0.01)	(2.44)	(2.45)	0.00	0.00	0.00
Year Ended 7/31/2011	18.07	(0.03)	2.54	2.51	0.00	0.00	0.00
Year Ended 7/31/2010	17.92	0.01	0.14	0.15	(0.00)*	0.00	(0.00)*
Year Ended 7/31/2009	21.00	0.12	(3.02)	(2.90)	(0.09)	(0.09)	(0.18)
Year Ended 7/31/2008	25.85	(0.02)	(2.47)	(2.49)	0.00	(2.36)	(2.36)
Class C
Period Ended 1/31/2013	$18.12	(0.14)	2.74	2.60	0.00	0.00	0.00
Year Ended 7/31/2012	20.56	(0.00)*	(2.44)	(2.44)	0.00	0.00	0.00
Year Ended 7/31/2011	18.06	(0.03)	2.53	2.50	0.00	0.00	0.00
Year Ended 7/31/2010	17.91	0.01	0.14	0.15	(0.00)*	0.00	(0.00)*
Year Ended 7/31/2009	20.99	0.12	(3.02)	(2.90)	(0.09)	(0.09)	(0.18)
Year Ended 7/31/2008	25.83	(0.01)	(2.47)	(2.48)	0.00	(2.36)	(2.36)
Class I
Period Ended 1/31/2013	$19.25	(0.03)	2.91	2.88	(0.22)	0.00	(0.22)
Year Ended 7/31/2012	21.83	0.21	(2.61)	(2.40)	(0.18)	0.00	(0.18)
Year Ended 7/31/2011	19.16	0.19	2.67	2.86	(0.19)	0.00	(0.19)
Year Ended 7/31/2010	18.89	0.22	0.15	0.37	(0.10)	0.00	(0.10)
Period Ended 7/31/2009(a)	13.96	0.11	4.82	4.93	0.00	0.00	0.00
Class R
Period Ended 1/31/2013	$18.93	(0.09)	2.86	2.77	(0.07)	0.00	(0.07)
Year Ended 7/31/2012	21.50	0.08	(2.58)	(2.50)	(0.07)	0.00	(0.07)
Year Ended 7/31/2011	18.88	0.09	2.64	2.73	(0.11)	0.00	(0.11)
Year Ended 7/31/2010	18.70	0.14	0.12	0.26	(0.08)	0.00	(0.08)
Year Ended 7/31/2009	21.94	0.19	(3.16)	(2.97)	(0.18)	(0.09)	(0.27)
Year Ended 7/31/2008	26.78	0.15	(2.63)	(2.48)	0.00	(2.36)	(2.36)

(a)	The International Opportunities Fund Class W commenced operations on March 31, 2009. Class W shares were converted to Class I shares on January 18, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)
Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(d)	Not annualized for periods less than one year.
*	Amount represents less than $0.01.

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

					Ratios to average net assets:
Redemption fees		Net asset value, end of period	Total return (c)	Net assets, end of period (000)	Annualized ratio of operating expenses to average net assets	Annualized ratio of net investment income/(loss) to average net assets	Annualized ratio of operating expenses to average net assets without waivers and/or expenses reimbursed	Portfolio turnover rate (d)

N/A		$21.91	14.79%	$1,353,892	1.48%	(0.62)%	1.48%	56%
N/A		19.22	(11.17)	1,263,648	1.47	0.78	1.47	45
N/A		21.77	14.71	1,950,064	1.44	0.62	1.44	64
0.00	*	19.10	1.59	2,097,217	1.48	0.81	1.48	52
0.00	*	18.87	(12.86)	2,036,371	1.61	1.52	1.61	66
0.00	*	22.11	(10.54)	2,811,488	1.45	0.75	1.45	83

N/A		$20.72	14.29%	$45,419	2.31%	(1.45)%	2.31%	56%
N/A		18.13	(11.90)	48,771	2.32	(0.07)	2.32	45
N/A		20.58	13.89	79,091	2.19	(0.14)	2.19	64
0.00	*	18.07	0.84	84,619	2.23	0.03	2.23	52
0.00	*	17.92	(13.55)	91,697	2.36	0.77	2.36	66
0.00	*	21.00	(11.20)	126,231	2.20	(0.08)	2.20	83

N/A		$20.72	14.35%	$420,696	2.28%	(1.42)%	2.28%	56%
N/A		18.12	(11.87)	416,582	2.29	(0.02)	2.29	45
N/A		20.56	13.84	639,252	2.19	(0.15)	2.19	64
0.00	*	18.06	0.84	706,332	2.23	0.04	2.23	52
0.00	*	17.91	(13.55)	713,020	2.36	0.78	2.36	66
0.00	*	20.99	(11.17)	1,155,137	2.20	(0.06)	2.20	83

N/A		$21.91	14.98%	$755,194	1.17%	(0.31)%	1.17%	56%
N/A		19.25	(10.93)	656,313	1.20	1.09	1.20	45
N/A		21.83	14.96	797,316	1.19	0.87	1.19	64
0.00	*	19.16	1.92	555,653	1.23	1.12	1.23	52
0.00	*	18.89	35.32	86,447	1.43	1.98	1.43	66

N/A		$21.63	14.64%	$7,091	1.77%	(0.91)%	1.77%	56%
N/A		18.93	(11.60)	6,454	1.94	0.42	1.94	45
N/A		21.50	14.45	7,258	1.69	0.44	1.69	64
0.00	*	18.88	1.35	7,288	1.73	0.73	1.73	52
0.00	*	18.70	(13.10)	3,093	1.86	1.18	1.86	66
0.00	*	21.94	(10.75)	2,053	1.70	0.61	1.70	83

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

For a share outstanding throughout the periods indicated

		Income (loss) from investment operations:			Less distributions:

	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
World Select Fund
Class A
Period Ended 1/31/2013	$9.90	0.05	1.21	1.26	(0.05)	0.00	(0.05)
Year Ended 7/31/2012	10.14	0.01	(0.25)	(0.24)	0.00	0.00	0.00
Year Ended 7/31/2011	8.71	0.02	1.41	1.43	0.00	0.00	0.00
Year Ended 7/31/2010	7.88	(0.06)	0.89	0.83	0.00	0.00	0.00
Year Ended 7/31/2009	10.00	0.02	(2.10)	(2.08)	(0.04)	0.00	(0.04)
Year Ended 7/31/2008	11.41	0.08	(1.39)	(1.31)	(0.04)	(0.06)	(0.10)
Class C
Period Ended 1/31/2013	$9.71	0.00*	1.19	1.19	(0.02)	0.00	(0.02)
Year Ended 7/31/2012	10.02	(0.07)	(0.24)	(0.31)	0.00	0.00	0.00
Year Ended 7/31/2011	8.67	(0.06)	1.41	1.35	0.00	0.00	0.00
Year Ended 7/31/2010	7.90	(0.13)	0.90	0.77	0.00	0.00	0.00
Year Ended 7/31/2009	10.07	(0.03)	(2.13)	(2.16)	(0.01)	0.00	(0.01)
Year Ended 7/31/2008	11.53	(0.01)	(1.39)	(1.40)	0.00	(0.06)	(0.06)
Class I
Period Ended 1/31/2013	$9.94	0.05	1.22	1.27	(0.06)	0.00	(0.06)
Year Ended 7/31/2012	10.16	0.03	(0.25)	(0.22)	0.00	0.00	0.00
Period Ended 7/31/2011(a)	10.50	(0.01)	(0.33)	(0.34)	0.00	0.00	0.00

(a)	The World Select Fund (formerly the Global Leaders Fund) Class I shares commenced operations on May 31, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)
Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(d)	Not annualized for periods less than one year.
*	Amount represents less than $0.01.

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

					Ratios to average net assets:
Redemption fees		Net asset value, end of period	Total return (c)	Net assets, end of period (000)	Annualized ratio of operating expenses to average net assets	Annualized ratio of net investment income/(loss) to average net assets	Annualized ratio of operating expenses to average net assets without waivers and/or expenses reimbursed	Portfolio turnover rate (d)

N/A		$11.11	12.73%	$4,834	1.40%	0.87%	1.97%	51%
N/A		9.90	(2.37)	7,125	1.40	0.06	2.09	83
N/A		10.14	16.42	8,010	1.87	0.16	2.26	63
0.00	*	8.71	10.53	8,479	1.95	(0.71)	2.27	67
0.00	*	7.88	(20.73)	6,329	1.95	0.25	2.74	234
0.00	*	10.00	(11.67)	12,291	1.95	0.74	3.12	135

N/A		$10.88	12.29%	$5,896	2.15%	0.07%	2.73%	51%
N/A		9.71	(3.09)	5,794	2.15	(0.70)	2.84	83
N/A		10.02	15.57	6,600	2.62	(0.60)	3.01	63
0.00	*	8.67	9.75	7,079	2.70	(1.46)	3.02	67
0.00	*	7.90	(21.41)	6,988	2.70	(0.37)	3.49	234
0.00	*	10.07	(12.26)	5,282	2.70	(0.06)	4.01	135

N/A		$11.15	12.87%	$1,536	1.15%	1.01%	1.71%	51%
N/A		9.94	(2.17)	1,043	1.15	0.31	1.80	83
N/A		10.16	(3.23)	1,071	1.15	(0.62)	2.01	63

See notes to financial statements

Henderson Global Funds	Notes to financial statements (unaudited)

Note 1. Organization

Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among nine series. The Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Opportunities Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund and Henderson World Select Fund (formerly known as Henderson Global Leaders Fund) (collectively, the “Funds”) are included in this report and are each a separate series of the Trust and are diversified. The remaining series of the Trust, Henderson Strategic Income Fund, is not included in this report as its fiscal year-end is December 31. Effective August 1, 2012 the Henderson Dividend & Income Builder Fund commenced operations.

The Henderson All Asset Fund, which commenced operations on March 30, 2012, is a Fund-of-Funds that seeks to achieve its objective by investing in a portfolio of underlying funds (“underlying funds”) which, in turn, may invest in a variety of US and foreign equity, fixed income, money market and derivative instruments. The Fund-of-Funds does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Fund-of-Funds, within its principal investment strategies, may represent a significant portion of the underlying funds’ net assets. The Fund-of-Funds’ “Portfolio of Investments” lists the underlying funds held as an investment of the Fund-of-Funds as of period end, but does not include the holdings of the underlying funds.

The Funds offer the following share classes:

All Asset	Class A
Class C
Class I

Dividend & Income Builder	Class A
Class C
Class I

Emerging Markets Opportunities	Class A
Class C
Class I

European Focus	Class A
Class B
Class C
Class I

Global Equity Income	Class A
Class C
Class I

Global Technology	Class A
Class B
Class C
Class I

International Opportunities	Class A
Class B
Class C
Class I
Class R

World Select	Class A
Class C
Class I

Class A shares generally provide for a front-end sales charge. Class B and C shares provide for a contingent deferred sales charge. Class R and I shares are not subject to a front-end or contingent deferred sales charge.

Each class of shares has equal rights as to earnings and assets except that each class may bear different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. Class B shares automatically convert to Class A shares at the end of the month following the eighth anniversary of issuance. The Funds do not accept new or additional investments in Class B shares of the Funds with the limited exception that current Class B shareholders may continue to have their dividends automatically reinvested in Class B shares of the Funds. As described in the prospectus, Class B shares of a particular Fund may continue to be exchanged with Class B shares of other Henderson Global Funds.

Note 2. Significant accounting policies

Security valuation
Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Henderson Global Funds	Notes to financial statements (unaudited)

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker-dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value.Investments in investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

Swap agreements are valued using independent values when available, otherwise, fair values are estimated on the basis of pricing models that incorporate current market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or their designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Security transactions and investment income

Investment transactions are accounted for on a trade-date basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Corporate actions involving foreign securities, including dividends, are recorded as soon as the information becomes available. Withholding taxes on foreign dividends are accrued in accordance with the applicable country’s tax rules and rates. Gains and losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds, which is the same basis used for federal income tax purposes.

Foreign currency translation

Investments in securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

The Funds do not separate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments on the Statements of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward foreign currency contracts

The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. When applicable, open forward foreign currency contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Henderson Global Funds	Notes to financial statements (unaudited)

Futures contracts

The Funds are subject to interest rate risk, equity risk and foreign currency risk in the normal course of pursuing their investment objectives. The Funds may invest in futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies and to gain exposure to equity indices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin,” are made or received by the Funds, depending on the fluctuations in the fair value of the underlying asset. The Funds realize a gain or loss upon the expiration or closing of the futures contracts. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the contracts against default. When applicable, open contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Options purchased

The Funds may purchase options to create investment exposure consistent with their investment objectives or to hedge or limit exposure of their portfolio holdings. Options are valued daily and unrealized appreciation or depreciation is recorded. The Funds realize a gain or loss upon the expiration or closing of the option transaction. The primary risks of investing in purchased options include the risk of imperfect correlation between the option price and the value of the underlying instrument, and the possibility of an illiquid market for the option. Purchased options are generally exchange-traded with limited counterparty risk as settlement is guaranteed by a central clearinghouse. When applicable, option contracts purchased by the Funds and contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Options written

Certain Funds may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is included on the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument that the Fund purchases upon exercise of the option.

Written options are subject to substantial risks. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a derivative instrument, security or currency at a price different from current market value. When applicable, written options at the end of the period are listed in each Fund’s Portfolio of Investments.

The Funds did not invest in written options for the period ended January 31, 2013.

Swap contracts

The Funds may enter into swap contracts. Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular pre-determined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a pre-determined period of time. The Funds may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract or from unanticipated changes in the value of the swap agreement.

The Funds use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may

Henderson Global Funds	Notes to financial statements (unaudited)

be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Funds’ maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Upfront payments received or paid by the Funds will be reflected as a liability or an asset on the Statements of Assets and Liabilities. Changes in the value of swap contracts are included in unrealized appreciation/(depreciation) on the Statements of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statements of Operations. When applicable, open swap contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Derivative instruments

The following table summarizes each Fund’s fair value of derivative instruments held at January 31, 2013 and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

All Asset:
	Location on Statement of
	Assets and Liabilities
Assets
Equity risk	Unrealized appreciation
	on open futures contracts	$440,563

Foreign currency	Unrealized appreciation
risk	on forward foreign
	currency contracts	$166,116
Liabilities
Interest rate	Unrealized depreciation
risk	on open futures contracts	$28,250

Foreign currency	Unrealized depreciation
risk	on forward foreign
	currency contracts	$163,000

Equity risk	Unrealized depreciation
	on open futures contracts	$17,190

Dividend & Income Builder:
	Location on Statement of
	Assets and Liabilities
Assets
Credit risk	Unrealized appreciation
	on open credit default
	swap contracts	$1,147

European Focus:
	Location on Statement of
	Assets and Liabilities
Liabilities
Foreign currency	Unrealized depreciation
risk	on forward foreign
	currency contracts	$3,243,802

Global Equity Income:
	Location on Statement of
	Assets and Liabilities
Assets
Foreign currency	Unrealized appreciation
risk	on forward foreign
	currency contracts	$2,383,114

International Opportunities:
	Location on Statement of
	Assets and Liabilities
Liabilities
Foreign currency	Unrealized depreciation
risk	on forward foreign
	currency contracts	$15,206,625

Additionally, the amount of gains and losses on derivative instruments recognized in the Funds’ earnings during the period and the related location on the accompanying Statement of Operations is summarized in the following table by primary risk exposure:

All Asset:
	Location on Statement
	of Operations
Realized gain/(loss)
Equity risk	Net realized gain/(loss)
	from futures contracts	$695,205

Interest rate risk	Net realized gain/(loss)
	from futures contracts	$(50,726)

Foreign currency	Net realized gain/(loss)
risk	from foreign currency
	transactions	$(69,625)

Henderson Global Funds	Notes to financial statements (unaudited)

Change in unrealized appreciation/(depreciation)

Equity risk	Net change in unrealized
	appreciation/(depreciation)
	of futures contracts	$463,989

Interest rate risk	Net change in unrealized
	appreciation/(depreciation)
	of futures contracts	$(55,766)

Foreign currency	Net change in unrealized
risk	appreciation/(depreciation)
	of translation of other
	assets and liabilities	$35,531

Dividend & Income Builder:
	Location on Statement
	of Operations
Realized gain/(loss)
Credit risk	Net realized gain (loss)
	from credit default swap
	contracts	$500

Change in unrealized appreciation/(depreciation)
Credit risk	Net change in unrealized
	appreciation/(depreciation)
	of credit default swap
	contracts	$1,147

European Focus:
	Location on Statement
	of Operations
Realized gain/(loss)
Equity risk	Net realized gain/(loss)
	from option contracts	$(319,726)

Foreign currency	Net realized gain/(loss)
risk	from foreign currency
	transactions	$(399,823)

Change in unrealized appreciation/(depreciation)
Equity risk	Net change in unrealized
	appreciation/(depreciation)
	of options contracts	$319,726

Foreign currency	Net change in unrealized
risk	appreciation/(depreciation)
	of translation of other
	assets and liabilities	$(4,370,989)

Global Equity Income:
	Location on Statement of
	of Operations
Realized gain/(loss)
Foreign currency	Net realized gain/(loss)
risk	from foreign currency
	transactions	$(10,115,771)

Change in unrealized appreciation/(depreciation)
Foreign currency	Net change in unrealized
risk	appreciation/(depreciation)
	of translation of other
	assets and liabilities	$5,246,330

International Opportunities:
	Location on Statement of
	of Operations
Realized gain/(loss)
Equity risk	Net realized gain/(loss)
	from option contracts	$(497,016)

Foreign currency	Net realized gain/(loss)
risk	from foreign currency
	transactions	$(2,186,796)

Change in unrealized appreciation/(depreciation)
Equity risk	Net change in unrealized
	appreciation/(depreciation)
	of options contracts	$497,016

Foreign currency	Net change in unrealized
risk	appreciation/(depreciation)
	of translation of other
	assets and liabilities	$(21,432,276)

On December 16, 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities which enhances disclosures around financial instruments and derivative instruments that are either offset in accordance with generally accepted accounting principles (“US GAAP”) or are subject to an enforceable master netting arrangement or similar agreement. The update mandates that entities disclose both gross and net information about such financial instruments and transactions eligible for offset on the Statement of Assets and Liabilities, in addition to required disclosure of collateral received and posted in connection with master netting arrangements or similar agreements. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods, and is therefore not effective for the current reporting period. Adoption of ASU No. 2011-11 will have no effect on the Fund’s net assets. Management is evaluating any impact ASU No. 2011-11 may have on the financial statement disclosures.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as future claims may be made against the Trust that have not yet been asserted.

Henderson Global Funds	Notes to financial statements (unaudited)

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Expenses

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other expenses are allocated proportionately among each Fund within the Trust based on average daily net assets or on another reasonable basis.

Deferred offering costs

Costs incurred in connection with the offering and initial registration of All Asset and Dividend & Income Builder have been deferred in conformity with GAAP and are being amortized to expense on a straight-line basis over the first twelve months after commencement of operations.

Federal income taxes

The Trust’s policy is that each Fund seeks to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (“Subchapter M”), that are applicable to regulated investment companies and to distribute substantially all its taxable income to shareholders. No federal income tax provision is required so long as each Fund operates in a manner that complies with the requirements of Subchapter M. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months. The Funds intend to file tax returns with the US Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year registered investment company (“RIC”) during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Losses incurred that will be carried forward under the provisions of the Act are as follows:

All Asset
	Loss carryforward character
Expiration	Short-term	Long-term
Unlimited losses	$87,171	$—

Emerging Markets Opportunities
	Loss carryforward character
Expiration	Short-term	Long-term
Unlimited losses	$1,808,983	$—

European Focus
	Loss carryforward character
Expiration	Short-term	Long-term
Unlimited losses	—	$—
7/31/17	$2,773,985	—
7/31/18	254,881,395	—

Global Equity Income
	Loss carryforward character
Expiration	Short-term	Long-term
Unlimited losses	$8,506,122	$—
7/31/16	506,123	—
7/31/17	40,759,829	—
7/31/18	75,631,427	—
7/31/19	38,549,435	—

Henderson Global Funds	Notes to financial statements

Global Technology

	Loss carryforward character
Expiration	Short-term	Long-term
Unlimited losses	—	$—
7/31/17	$14,628,189	—
7/31/18	8,744,623	—

International Opportunities
	Loss carryforward character
Expiration	Short-term	Long-term
Unlimited losses	—	$—
7/31/17	$115,817,399	—
7/31/18	688,182,842	—

World Select

	Loss carryforward character
Expiration	Short-term	Long-term
Unlimited losses	—	$—
7/31/17	$618,872	—
7/31/18	3,284,125	—

During the year ended July 31, 2012 the Funds utilized the following capital loss carryforwards:

All Asset	—
Emerging Markets Opportunities	—
European Focus	$3,054,198
Global Equity Income	—
Global Technology	21,214,063
International Opportunities	20,081,788
World Select	1,191,987

At July 31, 2012, the following Funds deferred post-October losses, which will be recognized on the first day of the following year:

	Ordinary loss deferred	Capital loss deferred
All Asset	—	—
Emerging Markets Opportunities	—	$1,565,485
European Focus	—	23,809,523
Global Equity Income	—	66,911,212
Global Technology	$1,609,915	3,376,933
International Opportunities	—	72,271,329
World Select	—	110,791

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts based on their federal tax-basis treatment.

The tax character of distributions paid during the six months ended January 31, 2013 and the year ended July 31, 2012 were as follows:

Six months ended	Ordinary	Capital
January 31, 2013	income	gains
All Asset	$466,754	$75,851
Dividend & Income Builder	11,738	—
Emerging Markets Opportunities	163,785	—
European Focus	7,586,086	—
Global Equity Income	35,751,651	—
Global Technology	—	—
International Opportunities	16,206,595	—
World Select	41,525	—

Year ended	Ordinary
July 31, 2012	income
All Asset	—
Emerging Markets Opportunities	$197,743
European Focus	22,949,547
Global Equity Income	71,852,459
Global Technology	—
International Opportunities	15,136,762
World Select	—

As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	ordinary	appreciation
	income	(depreciation )
All Asset	$150,824	$(119,887)
Emerging Markets Opportunities	73,441	(1,011,265)
European Focus	7,585,855	(49,873,628)
Global Equity Income	922,311	48,169,060
Global Technology	—	39,337,884
International Opportunities	16,206,573	73,858,421
World Select	—	1,613,065

Henderson Global Funds	Notes to financial statements (unaudited)

Ordinary income and net realized gains/losses may differ for book and tax basis reporting purposes due to post-October losses (which are not recognized for tax purposes until the first day of the following fiscal year), tax deferral on wash sales and PFIC transactions.

Note 3. Fair value measurements

Various inputs are used in determining the value of the Funds’ investments. The Funds use a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the following table with the reasons for the transfers disclosed in a note to the table, if applicable. The following tables summarize the Funds’ investments that are measured at fair value by level within the fair value hierarchy at January 31, 2013:

All Asset
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Investment Companies	$31,972,711	$—	$—	$31,972,711
Sovereign Debt Obligations	—	1,132,085	—	1,132,085
Short-Term Investment	18,010,415	—	—	18,010,415
Total Investments	49,983,126	1,132,085	—	51,115,211
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	166,116	—	166,116
Futures Contracts	440,563	—	—	440,563
Total Financial Derivative Instruments	$440,563	$166,116	$—	$606,679
Liabilities
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	(163,000)	—	(163,000)
Futures Contracts	(45,440)	—	—	(45,440)
Total Financial Derivative Instruments	$(45,440)	$(163,000)	$—	$(208,440)

* These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

During the six months ended January 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds	Notes to financial statements (unaudited)

Dividend & Income Builder
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$9,342	$—	$—	$9,342
Brazil	5,691	—	—	5,691
China	13,334	—	—	13,334
Columbia	7,438	—	—	7,438
France	25,631	—	—	25,631
Germany	39,061	—	—	39,061
Hong Kong	42,332	—	—	42,332
Italy	24,820	—	—	24,820
Netherlands	42,783	—	—	42,783
Norway	6,691	—	—	6,691
Sweden	9,248	—	—	9,248
Switzerland	76,154	—	—	76,154
Taiwan	22,895	—	—	22,895
Thailand	23,992	—	—	23,992
United Kingdom	183,170	—	—	183,170
United States	261,926	—	—	261,926
Total Common Stocks	794,508	—	—	794,508
REITs
Mexico	8,443	—	—	8,443
Total REITs	8,443	—	—	8,443
Investment Companies	87,765	—	—	87,765
Short-Term Investment	28,054	—	—	28,054
Total Investments	918,770	—	—	918,770
Financial Derivative Instruments*
Credit Default Swap Contracts	—	1,147	—	1,147
Total Financial Derivative Instruments	$—	$1,147	$—	$1,147

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

During the six months ended January 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds	Notes to financial statements
(unaudited)

Emerging Markets Opportunities
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$210,981	$—	$—	$210,981
Brazil	3,033,823	—	—	3,033,823
China	5,636,643	—	—	5,636,643
Greece	378,768	—	—	378,768
Hong Kong	1,264,117	—	—	1,264,117
India	2,329,248	—	—	2,329,248
Indonesia	627,092	—	—	627,092
Kazakhstan	340,572	—	—	340,572
Korea	2,582,378	—	—	2,582,378
Liberia	538,032	—	—	538,032
Luxembourg	344,974	—	—	344,974
Madagascar	145,002	—	—	145,002
Malaysia	353,696	—	—	353,696
Mexico	2,244,636	—	—	2,244,636
Panama	345,240	—	—	345,240
Peru	329,133	—	—	329,133
Philippines	771,506	—	—	771,506
Poland	23,009	—	—	23,009
Russia	73,796	—	—	73,796
Sierra Leone	192,985	—	—	192,985
South Africa	488,161	—	—	488,161
Taiwan	1,023,733	—	—	1,023,733
Thailand	337,915	—	—	337,915
Turkey	219,909	—	—	219,909
Ukraine	320,232	—	—	320,232
United Arab Emirates	171,609	—	—	171,609
United Kingdom	366,890	—	—	366,890
Total Common Stocks	24,694,080	—	—	24,694,080
Preferred Stocks
Brazil	364,529	—	—	364,529
Korea	702,432	—	—	702,432
Total Preferred Stocks	1,066,961	—	—	1,066,961
Rights
Madagascar	—	9,169	—	9,169
Total Rights	—	9,169	—	9,169
Short-Term Investment	2,528,180	—	—	2,528,180
Total Investments	$28,289,221	$9,169	$—	$28,298,390

During the six months ended January 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds	Notes to financial statements
(unaudited)

European Focus
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$13,195,754	$—	$—	$13,195,754
Belgium	25,527,906	—	—	25,527,906
Canada	5,450,482	4,487,974	—	9,938,456
France	51,304,619	—	—	51,304,619
Germany	65,565,714	—	—	65,565,714
Greece	17,749,206	—	—	17,749,206
Ireland	18,981,934	—	—	18,981,934
Kazakhstan	14,568,980	—	—	14,568,980
Luxembourg	16,115,857	—	—	16,115,857
Netherlands	49,032,252	—	—	49,032,252
Portugal	4,352,619	—	—	4,352,619
Russia	11,494,211	—	—	11,494,211
Spain	36,253,015	—	—	36,253,015
Sweden	24,188,753	—	—	24,188,753
Switzerland	22,349,367	—	—	22,349,367
United Kingdom	191,942,087	—	—	191,942,087
Total Common Stocks	568,072,756	4,487,974	—	572,560,730
REITs
United Kingdom	1,764,789	—	—	1,764,789
Total REITs	1,764,789	—	—	1,764,789
Rights
Germany	2,924	—	—	2,924
Total Rights	2,924	—	—	2,924
Short-Term Investment	30,492,591	—	—	30,492,591
Total Investments	600,333,060	4,487,974	—	604,821,034
Liabilities
Financial Derivative Instruments *
Forward Foreign Currency Contracts	—	(3,243,802)	—	(3,243,802)
Total Financial Derivative Instruments	$—	$(3,243,802)	$—	$(3,243,802)

* These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

During the six months ended January 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund. However, the Fund increased its position in Africa Oil Corp. through purchase of 574,622 shares in a private placement offering. These particular shares are subject to a lock-up provision whereby the shares will convert and trade as the listed common equity shares in April 2013. The Level 2 categorization of this investment reflects the discount taken from the common equity price.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in securities	Balance as of July 31, 2012	Accrued discounts/ premiums	Realized gain/(loss	)	Change in unrealized appreciation (depreciation	)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of January 31, 2013
Common Stock
Netherlands
Amtel Vredestein
N.V., GDR	$0	$0	$0		$0		$0	$0	$0	$0	$0
Total	$0	$0	$0		$0		$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) in the Statement of Operations attributable to Level 3 investments held at January 31, 2013 was $0.

Henderson Global Funds	Notes to financial statements
(unaudited)

The Fund’s management has determined Amstel Vredstein N.V., GDR is a level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. Management has also concluded there is no value for the investment primarily on the basis that the company is bankrupt, has no current operations, and has delisted from the exchange.

Global Equity Income
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$81,896,301	$—	$—	$81,896,301
Brazil	15,061,793	—	—	15,061,793
Canada	25,435,911	—	—	25,435,911
China	14,302,374	—	—	14,302,374
Cyprus	20,489,555	—	—	20,489,555
France	66,089,041	—	—	66,089,041
Germany	41,489,711	—	—	41,489,711
Hong Kong	59,409,722	—	—	59,409,722
Israel	10,488,190	—	—	10,488,190
Italy	47,566,227	—	—	47,566,227
Netherlands	44,201,556	—	—	44,201,556
New Zealand	22,716,086	—	—	22,716,086
Norway	19,264,000	—	—	19,264,000
Singapore	6,894,073	—	—	6,894,073
Spain	14,974,847	—	—	14,974,847
Sweden	32,841,291	—	—	32,841,291
Switzerland	59,556,243	—	—	59,556,243
Taiwan	14,053,511	—	—	14,053,511
Thailand	9,823,333	—	—	9,823,333
United Kingdom	584,478,232	—	—	584,478,232
United States	255,786,306	—	—	255,786,306
Total Common Stocks	1,446,818,303	—	—	1,446,818,303
Partnerships
United States	7,902,180	—	—	7,902,180
Total Partnerships	7,902,180	—	—	7,902,180
REITs
Netherlands	7,159,354	—	—	7,159,354
Total REITs	7,159,354	—	—	7,159,354
Rights
United Kingdom	—	554,521	—	554,521
Total Rights	—	554,521	—	554,521
Short-Term Investment	35,370,306	—	—	35,370,306
Total Investments	1,497,250,143	554,521	—	1,497,804,664
Financial Derivative Instruments *
Forward Foreign Currency Contracts	—	2,383,114	—	2,383,114
Total Financial Derivative Instruments	$—	$2,383,114	$—	$2,383,114

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

During the six months ended January 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds	Notes to financial statements
(unaudited)

Global Technology
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
China	$11,946,552	$—	$—	$11,946,552
France	5,993,549	—	—	5,993,549
Germany	11,023,219	—	—	11,023,219
Ireland	5,812,953	—	—	5,812,953
Korea	17,340,925	—	—	17,340,925
Netherlands	5,933,702	—	—	5,933,702
Taiwan	5,675,895	—	—	5,675,895
United Kingdom	25,467,765	—	—	25,467,765
United States	230,090,968	—	—	230,090,968
Total Common Stocks	319,285,528	—	—	319,285,528
Short-Term Investment	12,304,779	—	—	12,304,779
Total Investments	$331,590,307	$—	$—	$331,590,307

During the six months ended January 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds	Notes to financial statements
(unaudited)

International Opportunities
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Australia	$12,904,645	$—	$—	$12,904,645
Belgium	81,731,565	—	—	81,731,565
Brazil	31,014,262	—	—	31,014,262
China	130,911,685	—	—	130,911,685
France	250,672,946	—	—	250,672,946
Germany	268,550,871	—	—	268,550,871
Hong Kong	148,445,054	—	—	148,445,054
India	46,418,400	—	—	46,418,400
Japan	347,500,423	—	—	347,500,423
Korea	86,485,672	—	—	86,485,672
Luxembourg	46,451,191	—	—	46,451,191
Mexico	32,044,492	—	—	32,044,492
Netherlands	233,527,869	—	—	233,527,869
Panama	8,220,000	—	—	8,220,000
Russia	12,692,957	—	—	12,692,957
Singapore	28,460,202	—	—	28,460,202
Spain	62,713,429	—	—	62,713,429
Sweden	74,599,054	—	—	74,599,054
Switzerland	73,015,439	—	—	73,015,439
Taiwan	35,480,000	—	—	35,480,000
Thailand	42,162,278	—	—	42,162,278
United Kingdom	298,831,244	—	—	298,831,244
United States	147,410,402	—	—	147,410,402
Total Common Stocks	2,500,244,080	—	—	2,500,244,080
Preferred Stock
Korea	19,274,055	—	—	19,274,055
Total Preferred Stock	19,274,055	—	—	19,274,055
Short-Term Investment	96,411,159	—	—	96,411,159
Total Investments	2,615,929,294	—	—	$2,615,929,294
Liabilities
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	(15,206,625)	—	(15,206,625)
Total Financial Derivative Instruments	$—	$(15,206,625)	$—	$(15,206,625)

* These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

During the six months ended January 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds	Notes to financial statements
(unaudited)

World Select
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Belgium	$318,150	$—	$—	$318,150
Germany	725,668	—	—	725,668
Hong Kong	368,749	—	—	368,749
Indonesia	268,713	—	—	268,713
Japan	508,426	—	—	508,426
Switzerland	370,740	—	—	370,740
Turkey	295,812	—	—	295,812
United Kingdom	2,728,660	—	—	2,728,660
United States	6,648,657	—	—	6,648,657
Total Common Stocks	12,233,575	—	—	12,233,575
Short-Term Investment	195,590	—	—	195,590
Total Investments	$12,429,165	$—	$—	$12,429,165

During the six months ended January 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds	Notes to financial statements
(unaudited)

Note 4. Investment advisory fees and other transactions with affiliates

Pursuant to an Investment Advisory Agreement, Henderson Global Investors (North America) Inc. (“HGINA”) acts as the Funds’ investment adviser. HGINA is an indirect wholly-owned subsidiary of Henderson Group plc. HGINA supervises the investments of the Funds and earns a management fee for such services. HGINA earns a fee for its services based on each Fund’s average daily net assets as set forth below.

All Asset		0.40%

Dividend & Income Builder	First $1 billion	0.75%
	Next $1 billion	0.65%
	Over $2 billion	0.55%

Emerging Markets	First $1 billion	1.00%
Opportunities	Next $1 billion	0.90%
	Over $2 billion	0.85%

European Focus	First $500 million	1.00%
	Next $1 billion	0.90%
	Over $1.5 billion	0.85%

Global Equity Income	First $1 billion	0.85%
	Next $1 billion	0.65%
	Over $2 billion	0.60%

Global Technology	First $500 million	1.00%
	Next $500 million	0.95%
	Over $1 billion	0.90%

International Opportunities	First $1 billion	1.10%
	Next $1 billion	0.95%
	Over $2 billion	0.85%

World Select	First $500 million	0.80%
	Next $1 billion	0.70%
	Over $1.5 billion	0.65%

HGINA has engaged Henderson Investment Management Limited (“HIML”), also an indirect wholly-owned subsidiary of Henderson Group plc, to act as the investment sub-adviser to the Funds. Under a separate Sub-Advisory Agreement, the sub-adviser provides research, advice and recommendations with respect to the purchase and sale of securities and makes investment decisions regarding assets of the Funds subject to the oversight of the Board and the Adviser. No additional advisory fees are charged to the Funds for the services of the sub-adviser as these fees are paid from the fees earned by HGINA.

Pursuant to a separate contractual Expense Limitation Agreement, HGINA has agreed to waive or limit its investment advisory fee and, if necessary, to reimburse expenses of each Fund in order to limit total annual ordinary operating expenses, including distribution and service fees, as a percentage of average daily net assets as follows:

	Class A	Class B	Class C	Class I	Class R
All Asset*	0.85%	N/A	1.60%	0.60%	N/A

Dividend &
Income
Builder	1.30%	N/A	2.05%	1.05%	N/A

Emerging
Markets
Opportunities	1.79%	N/A	2.54%	1.54%	N/A

European
Focus	2.00%	2.75%	2.75%	1.75%	N/A

Global
Equity
Income	1.40%	N/A	2.15%	1.15%	N/A

Global
Technology	2.00%	2.75%	2.75%	1.75%	N/A

International
Opportunities	2.00%	2.75%	2.75%	1.75%	2.25%

World Select	1.40%	N/A	2.15%	1.15%	N/A

*
With respect to investments in affiliate Underlying Funds, HGINA has contractually agreed to reduce or waive the Fund’s management fee to limit the combined management fees paid to the adviser for those assets to the greater of 1.00% or the affiliate Underlying Fund’s management fee. In addition, HGINA has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses (excluding Acquired Fund Fees and Expenses) in order to limit total annual ordinary operating expenses, less distribution and service fees, to 0.60% of the Fund’s average daily net assets.

These agreements will remain in effect through July 31, 2020, except the agreement for All Asset, Dividend & Income Builder and Emerging Markets Opportunities, which are effective through July 31, 2015. Shares of the Funds are often purchased through financial intermediaries who are agents of the Funds for the limited purpose of completing purchases and sales. These intermediaries may provide certain networking and sub-transfer agent services with respect to Fund shares held by that intermediary for its customers, and the intermediary may charge HGINA for those services. The Funds reimburse HGINA for such fees within limits specified by the Board of Trustees. The fees are incurred at the class level based on activity, asset levels and/or number of accounts and are included in Sub-accounting fees in the Statements of Operations.

Henderson Global Funds	Notes to financial statements
(unaudited)

At January 31, 2013, HGINA owned the following number of shares in the following Funds:

Shares
All Asset Class A	455
All Asset Class C	454
All Asset Class I	102
Dividend & Income Builder Class A	2,526
Dividend & Income Builder Class C	2,526
Dividend & Income Builder Class I	20,269
Emerging Markets Class A	25,603
Emerging Markets Class C	25,475
Emerging Markets Class I	257,486

HGINA is a direct subsidiary of Henderson International Inc. (“HII”). At January 31, 2013, HII owned the following number of shares in the following Funds:

Shares
World Select Class C	5,043
World Select Class I	61,145

An affiliated person of a Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. There were no companies in which a Fund held greater than five percent ownership; however certain of the Funds held ownership in other Funds within the Trust. At January 31, 2013, the All Asset Fund held 0.3% of the Henderson Global Technology Fund and 1.4% of the Henderson Strategic Income Fund. Transactions in affiliates during the six months ended January 31, 2013 were as follows:

Affiliate	Value 7/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation	)	Realized Gain (Loss	)	Value 1/31/2013	Dividend Income
All Asset Fund
Henderson Global
Technology Fund	$639,861	$254,845	$—	$42,166		$—		$936,872	$—
Henderson Japan
Focus Fund*	850,717	457,524	1,228,521	$60,367		(140,087)		—	65,934
Henderson Strategic
Income Fund	653,737	57,666	—	13,596		—		724,999	16,166

*	As of January 31, 2013, the Henderson Japan Focus Fund is no longer an affiliate of the Henderson All Asset Fund. Effective December 28, 2012 the Henderson Japan Focus Fund liquidated.

The aggregate cost and value of affiliates at January 31, 2013 is $1,650,056 and $1,661,871, respectively.  Investments in affiliates represented 3.22% of the total net assets of the All Asset Fund as of January 31, 2013.

Affiliate	Value 7/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2013	Dividend Income
International Opportunities Fund
Henderson Money
Market Fund	$60,977,723	$201,600,654	$262,578,377	$—	$—	$—	$14,339

*
As of January 31, 2013, the Henderson Money Market Fund is no longer an affiliate of the Henderson International Opportunities Fund. The Henderson International Opportunities Fund invested a portion of its un-invested cash in the Henderson Money Market Fund to assist with short-term cash management. Effective December 28, 2012 the Henderson Money Market Fund liquidated.

Note 5. Compensation of trustees and officers

Certain officers and trustees of the Trust are also officers of HGINA. None of the Trust’s officers, other than the Chief Compliance Officer, are compensated by the Trust. The Trust makes no direct payments to trustees affiliated with HGINA. Fees paid to trustees are reflected as Trustees’ fees and expenses in the Statements of Operations.

The Funds bear a portion of the compensation paid to the Chief Compliance Officer who performs services directly related to the Trust. This compensation is reflected as Compliance officer fees in the Statements of Operations.

Note 6. Distribution plan

The Trust has adopted a distribution plan for Class A, Class B, Class C and Class R shares of the Funds in accordance with

Henderson Global Funds	Notes to financial statements
(unaudited)

Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Under the 12b-1 Plan, the Funds pay the distributor an annual fee of 0.25% of the average daily net assets attributable to its Class A shares, an annual fee of 1.00% of the average daily net assets attributable to its Class B and C shares, and an annual fee of 0.50% of the average daily net assets attributable to its Class R shares. The 12b-1 Plan is used to induce or compensate financial intermediaries (including brokerage firms, depository institutions and other firms) to provide distribution services to the Funds and their shareholders.

Note 7. Investment transactions

Purchases and sales of investment securities, excluding short-term investments and US government securities, for the Funds for the six months ended January 31, 2013, were as follows:

	Purchases	Sales
All Asset	$16,324,940	$4,206,389
Dividend & Income Builder	1,044,660	238,143
Emerging Markets
Opportunities	10,904,144	3,912,610
European Focus	279,194,261	211,980,267
Global Equity Income	985,668,903	787,964,056
Global Technology	149,135,421	126,052,348
International
Opportunities	1,333,445,802	1,488,348,024
World Select	6,629,333	9,672,652

The US federal income tax basis of investments excluding foreign currency and forward currency contracts, at January 31, 2013, and the gross unrealized appreciation and depreciation, were as follows:

		Dividend
	All	& Income
	Asset	Builder

Cost	$49,944,689	$837,399

Gross unrealized
appreciation	1,191,784	85,676

Gross unrealized
depreciation	(21,262)	(4,305)

Net unrealized
appreciation/
(depreciation)	1,170,522	81,371

	Emerging Markets	European
	Opportunities	Focus

Cost	$26,066,845	$553,226,851

Gross unrealized
appreciation	3,784,736	92,032,180

Gross unrealized
depreciation	(1,553,191)	(40,437,997)

Net unrealized
appreciation/
(depreciation)	2,231,545	51,594,183

	Global Equity	Global
	Income	Technology

Cost	$1,352,205,645	$271,109,119

Gross unrealized
appreciation	157,225,376	67,665,012

Gross unrealized
depreciation	(11,626,357)	(7,183,824)

Net unrealized
appreciation/
(depreciation)	145,599,019	60,481,188

	International	World
	Opportunities	Select

Cost	$2,255,782,435	$10,651,385

Gross unrealized
appreciation	474,009,723	1,930,504

Gross unrealized
depreciation	(113,862,864)	(152,724)

Net unrealized
appreciation/
(depreciation)	360,146,859	1,777,780

Identified cost may differ for book and tax basis reporting purposes primarily due to tax deferral of losses on wash sales, PFIC transactions and amortization of premiums reflected as of January 31, 2013.

Note 8. Significant concentrations

The Funds may invest a substantial percentage of their assets in securities of foreign issuers. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Henderson Global Funds	Notes to financial statements (unaudited)

Some countries in which the Funds invest may require government approval for repatriation of investment income, capital or the proceeds for sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities. These risks may be heightened in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets, particularly in Emerging Markets Opportunities, are often considered speculative. Further, the Funds maintain many of their investments in issuers domiciled in the Eurozone. The private and public sectors’ debt problems of a single Eurozone country may pose significant risks to the Eurozone as a whole. As a result, the Funds may be more susceptible to volatility generated by currency devaluations or other general uncertainties than more geographically diversified funds that do not concentrate in this region of the world.

The Funds may invest a high percentage of their net assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on a Fund’s net assets and will cause the value of its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. In particular, Global Technology concentrates its investments in issuers within specific industries of the technology and telecommunications sectors. Valuations of companies in these sectors are typically subject to greater volatility than other sectors.

Note 9. Borrowing arrangements

The Trust maintains a $100 million credit facility to facilitate portfolio liquidity. Interest is charged to each Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 1.25%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the Funds in the Trust. The commitment fee is included in Miscellaneous fees on the Statements of Operations. No amounts were borrowed by the Funds under this facility during the six months ended January 31, 2013.

Henderson Global Funds	Other information
(unaudited)

Proxy voting policies

The Funds have filed with the Securities and Exchange Commission their proxy voting records for the twelve months ended June 30, 2012 on Form N-PX, which must be filed each year by August 31. Form N-PX is available on the Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting records and proxy voting policies and procedures are also available without charge, upon request, by calling 866.443.6337 or by visiting the Funds’ website at www.hendersonglobalinvestors.com.

Quarterly portfolio of investments

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q. The Funds have filed with the Securities and Exchange Commission the Form N-Q and it is available on the Securities and Exchange Commission’s website at www.sec.gov. Additionally, the Portfolios of Investments may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolios of Investments are also available without charge, upon request, by calling 866.443.6337 or by visiting the Funds’ website at www.hendersonglobalinvestors.com.

Federal tax information

Certain tax information for the Funds is required to be provided to shareholders based on the Funds’ income and distributions for the taxable year ending July 31, 2012. In February 2013, shareholders will receive Form 1099-DIV, which will include their share of foreign tax credit, qualified dividends and capital gains distributed during the calendar year 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Statement Pursuant to Section 19(a) of the Investment Company Act of 1940

The exact source of aggregate fund distributions for each fiscal year can only be determined as of the end of each Fund’s fiscal year, July 31. However, under Section 19(a) of the Investment Company Act of 1940, the Funds are required to indicate the source of each distribution to shareholders at the time of payment if the distribution is made from any source other than accumulated undistributed net income. For purposes of this disclosure, the source of each distribution is based on U.S. Generally Accepted Accounting Principles (“GAAP”) and will differ from federal income tax-based reporting provided to shareholders due to certain tax adjustments. For federal income tax purposes, the Funds will send you a Form 1099-DIV for each calendar year that will tell you how to report these distributions.

The Funds are making the following disclosures pursuant to Section 19(a).

During the period ended January 31, 2013, All Asset, Dividend & Income Builder, Emerging Markets Opportunities, European Focus, Global Equity Income, International Opportunities, Japan Focus and World Select paid the following distributions, which were paid in part from sources other than accumulated undistributed net income as measured at the time of payment:

All Asset
			% from	% from
			accumulated	accumulated	% from
Pay			undistributed	realized	paid-in
Date	Ex-Date	Amount	net income	gains	capital
12/28/12	12/27/12	Class A: $0.090381	81.4%	0.0%	18.6%
		Class C: $0.073368	81.4%	0.0%	18.6%
		Class I: $0.102705	81.4%	0.0%	18.6%

Dividend & Income Builder
			% from	% from
			accumulated	accumulated	% from
Pay			undistributed	realized	paid-in
Date	Ex-Date	Amount	net income	gains	capital
12/28/12	12/27/12	Class A: $0.110933	80.8%	0.0%	19.2%
		Class C: $0.111188	80.8%	0.0%	19.2%
		Class I: $0.141702	80.8%	0.0%	19.2%

Henderson Global Funds	Other information
(unaudited)

Emerging Markets Opportunities

			% from	% from
			accumulated	accumulated	% from
Pay			undistributed	realized	paid-in
Date	Ex-Date	Amount	net income	gains	capital
12/28/12	12/27/12	Class A: $0.052589	0.0%	0.0%	100.0%
		Class C: $0.020592	0.0%	0.0%	100.0%
		Class I: $0.082378	0.0%	0.0%	100.0%

European Focus
			% from	% from
			accumulated	accumulated	% from
Pay			undistributed	realized	paid-in
Date	Ex-Date	Amount	net income	gains	capital
12/28/12	12/27/12	Class A: $0.369876	0.0%	0.0%	100.0%
		Class B: $0.096284	0.0%	0.0%	100.0%
		Class C: $0.167921	0.0%	0.0%	100.0%
		Class I: $0.456729	0.0%	0.0%	100.0%

Global Equity Income
			% from	% from
			accumulated	accumulated	% from
Pay			undistributed	realized	paid-in
Date	Ex-Date	Amount	net income	gains	capital
12/28/12	12/28/12	Class A: $0.038	9.3%	0.0%	90.7%
		Class C: $0.033656	9.3%	0.0%	90.7%
		Class I: $0.039573	9.3%	0.0%	90.7%

International Opportunities
			% from	% from
			accumulated	accumulated	% from
Pay			undistributed	realized	paid-in
Date	Ex-Date	Amount	net income	gains	capital
12/28/12	12/27/12	Class A: $0.146761	52.0%	0.0%	48.0%
		Class I: $0.215293	52.0%	0.0%	48.0%
		Class R: $0.068055	52.0%	0.0%	48.0%

Japan Focus*
			% from	% from
			accumulated	accumulated	% from
Pay			undistributed	realized	paid-in
Date	Ex-Date	Amount	net income	gains	capital
12/26/12	12/26/12	Class A: $0.302944	51.2%	0.0%	48.8%
		Class C: $0.237402	51.2%	0.0%	48.8%
		Class I: $0.389301	51.2%	0.0%	48.8%

World Select
			% from	% from
			accumulated	accumulated	% from
Pay			undistributed	realized	paid-in
Date	Ex-Date	Amount	net income	gains	capital
12/28/12	12/27/12	Class A: $0.047139	69.2%	0.0%	30.8%
		Class C: $0.021569	69.2%	0.0%	30.8%
		Class I: $0.064742	69.2%	0.0%	30.8%

* The Henderson Japan Focus Fund terminated and liquidated on December 28, 2012.

Henderson Global Funds	Other information
(unaudited)

Shareholder expense

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. The example in Table 1 and Table 2 is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended January 31, 2013.

Actual expenses

Table 1 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for
comparison purposes

Table 2 provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus you should not use the hypothetical account values and expenses to estimate your actual ending account balance or the expense attributable to your investment during the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses paid during the period include amounts reflected in the Funds’ Statement of Operations net of reimbursements by the investment adviser. The annualized expense ratios used in the example are as follows:

	Class	Class	Class	Class	Class
	A	B	C	I	R

All Asset	0.85%	N/A	1.60%	0.60%	N/A

Dividend &
Income
Builder	1.30%	N/A	2.05%	1.05%	N/A

Emerging
Markets
Opportunities	1.79%	N/A	2.54%	1.54%	N/A

European
Focus	1.53%	2.33%	2.30%	1.23%	N/A

Global Equity
Income	1.25%	N/A	2.00%	0.98%	N/A

Global
Technology	1.49%	2.31%	2.26%	1.21%	N/A

International
Opportunities	1.48%	2.31%	2.28%	1.17%	1.77%

World Select	1.40%	N/A	2.15%	1.15%	N/A

Henderson Global Funds	Other information
(unaudited)

Please note that the expenses do not reflect shareowner transaction costs such as front end sales charges and redemption fees. These fees are described for each Fund and share class in the Performance summary of this report on pages 3, 5, 7, 9, 11, 13, 15 and 17. Table 2 is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Table 1

	Beginning	Ending
	account	account	Expenses
	value	value	paid
	August 1,	January 31,	during
Actual	2012	2013	the period
All Asset
Class A	$1,000.00	$1,053.20	$4.40	*
Class C	1,000.00	1,049.60	8.27	*
Class I	1,000.00	1,054.40	3.11	*
Dividend &
Income Builder
Class A	$1,000.00	$1,112.60	$6.88	**
Class C	1,000.00	1,108.60	10.84	**
Class I	1,000.00	1,113.80	5.56	**
Emerging
Markets
Opportunities
Class A	$1,000.00	$1,151.10	$9.71	*
Class C	1,000.00	1,147.20	13.75	*
Class I	1,000.00	1,153.60	8.36	*
European Focus
Class A	$1,000.00	$1,174.40	$8.39	*
Class B	1,000.00	1,169.30	12.74	*
Class C	1,000.00	1,169.90	12.58	*
Class I	1,000.00	1,176.40	6.75	*
Global Equity
Income
Class A	$1,000.00	$1,124.90	$6.69	*
Class C	1,000.00	1,121.20	10.69	*
Class I	1,000.00	1,126.20	5.25	*
Global
Technology
Class A	$1,000.00	$1,072.10	$7.78	*
Class B	1,000.00	1,067.70	12.04	*
Class C	1,000.00	1,067.80	11.78	*
Class I	1,000.00	1,073.40	6.32	*
International
Opportunities
Class A	$1,000.00	$1,147.90	$8.01	*
Class B	1,000.00	1,142.90	12.48	*
Class C	1,000.00	1,143.50	12.32	*
Class I	1,000.00	1,149.80	6.34	*
Class R	1,000.00	1,146.40	9.58	*
World Select
Class A	$1,000.00	$1,127.30	$7.51	*
Class C	1,000.00	1,122.90	11.50	*
Class I	1,000.00	1,128.70	6.17	*

Table 2

Hypothetical	Beginning	Ending	Expenses
(assuming a	account	account	paid
5% return	value	value	during
before	August 1,	January 31,	the
expenses)	2012	2013	period	*
All Asset
Class A	$1,000.00	$1,020.92	$4.33
Class C	1,000.00	1,017.14	8.13
Class I	1,000.00	1,022.18	3.06
Dividend &
Income Builder
Class A	$1,000.00	$1,018.55	$6.58
Class C	1,000.00	1,014.79	10.35
Class I	1,000.00	1,019.80	5.32
Emerging
Markets
Opportunities
Class A	$1,000.00	$1,016.18	$9.10
Class C	1,000.00	1,012.40	12.88
Class I	1,000.00	1,017.44	7.83
European Focus
Class A	$1,000.00	$1,017.49	$7.78
Class B	1,000.00	1,013.46	11.82
Class C	1,000.00	1,013.61	11.67
Class I	1,000.00	1,019.00	6.26
Global Equity
Income
Class A	$1,000.00	$1,018.90	$6.36
Class C	1,000.00	1,015.12	10.16
Class I	1,000.00	1,020.26	4.99
Global
Technology
Class A	$1,000.00	$1,017.69	$7.58
Class B	1,000.00	1,013.56	11.72
Class C	1,000.00	1,013.81	11.47
Class I	1,000.00	1,019.11	6.16
International
Opportunities
Class A	$1,000.00	$1,017.74	$7.53
Class B	1,000.00	1,013.56	11.72
Class C	1,000.00	1,013.71	11.57
Class I	1,000.00	1,019.31	5.96
Class R	1,000.00	1,016.28	9.00
World Select
Class A	$1,000.00	$1,018.15	$7.12
Class C	1,000.00	1,014.37	10.92
Class I	1,000.00	1,019.41	5.85

*
Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period multiplied by 184 days in the period, and divided by 365 (to reflect the one-half year period).

**
Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period multiplied by 183 days in the period, and divided by 365 (to reflect the one-half year period).

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Henderson Global Funds

Trustees	Investment Adviser
C. Gary Gerst, Chairman	Henderson Global Investors (North America) Inc.
James W. Atkinson	737 North Michigan Avenue, Suite 1700
Roland C. Baker	Chicago, IL 60611
Faris F. Chesley
Richard W. Durkes	Transfer Agent
James G. O’Brien*	State Street Bank & Trust Company
Charles Thompson II*	State Street Financial Center
One Lincoln Street
Officers	Boston, MA 02111
James G. O’Brien, President
Charles Thompson II, Vice President	For more information
Alanna P. Nensel, Vice President	Please call 1.866.4HENDERSON
David Latin, Vice President	(1.866.443.6337)
Scott E. Volk, Vice President	or visit our website:
Christopher K. Yarbrough, Secretary	www.hendersonglobalinvestors.com
Kenneth A. Kalina, Chief Compliance Officer
Troy M. Statczar, Treasurer
Adam T. Reich, Assistant Treasurer

* Trustee is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change hereafter. This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information. Henderson Global Investors is the name under which various subsidiaries of Henderson Group plc, a UK limited company, provide investment products and services.

Foreside Fund Services, LLC, Distributor

Privacy Notice

Henderson Global Funds

This notice describes the privacy practices followed by Henderson Global Funds.

Your privacy is our top priority. Our policy is to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not share any nonpublic personal information of shareholders or former shareholders with any nonaffiliated third parties, except as permitted by law or as authorized by our shareholders.

In the course of providing products and services to you, we collect nonpublic personal information about you from various sources such as account applications or agreements, other account forms, transactions in your account, and from information captured on our website, including any information captured through our use of “cookies.” Such information may include your name, address, account or tax identification number, the types and amounts of investments, and bank account information. More detailed information about our Internet policy is available on our website, www.hendersonglobalinvestors.com.

In the normal course of serving shareholders, we may share information we collect with entities that help us process information or service your request, such as transfer agents, custodians, broker-dealers and marketing service firms, as well as with other financial institutions with whom we have joint marketing agreements. We may share information in connection with servicing accounts or to inform shareholders of products and services that we believe may be of interest to them. The organizations that receive shareholder information will use that information only for the services required and as allowed by applicable law or regulation, and are not permitted to share or use this information for any other purpose. Our affiliates do not use shareholder information that we receive to make marketing solicitations. We will disclose your personal information to government agencies, law enforcement officials, and others in the limited circumstances where we believe, in good faith, that such disclosure is required or permitted by law. For example, we will disclose your personal information in order to comply with a court order, to cooperate with government or industry regulators, or law enforcement authorities.

Access to customers’ nonpublic personal information is restricted to employees who need to access that information. To guard shareholder’s nonpublic personal information, we use industry standard physical, electronic, and procedural safeguards. A shareholder’s right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

For questions concerning this policy, please contact us by writing to: Alanna Nensel, Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611.

Item 2.  Code of Ethics.

Not required.

Item 3.  Audit Committee Financial Expert.

Not required.

Item 4.  Principal Accountant Fees and Services.

Not required.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)	Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)           Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:        /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:    April 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:    April 5, 2013

By:       /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:     April 5, 2013